UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07215

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 17

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2015

Date of reporting period:	7/31/2015

Item 1. Schedule of Investments

Prudential Short Duration Multi-Sector Bond Fund

Schedule of Investments

as of July 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 96.6%
ASSET-BACKED SECURITIES — 24.1%
Collateralized Loan Obligations — 14.9%
AIMCO CLO (Cayman Islands), Series 2014-AA, Class A, 144A	1.714	%(a)	07/20/26	400	$398,673
AIMCO CLO (Cayman Islands), Series 2014-AA, Class B2, 144A	4.580%		07/20/26	500	492,540
Anchorage Capital CLO 3 Ltd. (Cayman Islands), Series 2014-3A, Class A1, 144A	1.794	%(a)	04/28/26	800	796,583
Anchorage Capital CLO 3 Ltd. (Cayman Islands), Series 2014-3A, Class A2A, 144A	2.544	%(a)	04/28/26	250	248,810
ARES XXVI CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	1.389	%(a)	04/15/25	500	493,838
Atlas Senior Loan Fund VI CLO Ltd. (Cayman Islands), Series 2014-6A, Class A, 144A	1.829	%(a)	10/15/26	250	249,132
Battalion CLO IV Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	1.695	%(a)	10/22/25	250	249,062
Battalion CLO V Ltd. (Cayman Islands), Series 2014-5A, Class A1, 144A	1.789	%(a)	04/17/26	500	497,870
Battalion CLO V Ltd. (Cayman Islands), Series 2014-5A, Class A2A, 144A	2.439	%(a)	04/17/26	500	496,151
Battalion CLO VI Ltd. (Cayman Islands), Series 2014-6A, Class A1, 144A	1.739	%(a)	10/17/26	250	248,249
Battalion CLO VIII Ltd. (Cayman Islands), Series 2015-8A, Class A1, 144A	1.816	%(a)	04/18/27	500	500,066
Benefit Street Partners CLO V Ltd. (Cayman Islands), Series 2014-VA, Class A, 144A	1.887	%(a)	10/20/26	250	250,223
Benefit Street Partners CLO VII Ltd. (Cayman Islands), Series 2015-VIIA, Class A1A, 144A	1.811	%(a)	07/18/27	250	249,365
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.575	%(a)	02/14/25	250	248,480
Catamaran CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	1.837	%(a)	04/20/26	800	799,125
Catamaran CLO Ltd. (Cayman Islands), Series 2014-2A, Class A1, 144A	1.684	%(a)	10/18/26	250	249,241
Catamaran CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	1.807	%(a)	04/22/27	750	746,003
ECP CLO Ltd. (Cayman Islands), Series 2014-6A, Class A1A, 144A	1.739	%(a)	07/15/26	250	248,324
Highbridge Loan Management Ltd. (Cayman Islands), Series 6A-2015, Class A, 144A	1.271	%(a)	05/05/27	250	249,232
ICG US CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1B, 144A	3.280%		01/25/27	350	350,053
Jackson Mill CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	1.763	%(a)	04/15/27	400	400,139
KVK CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	1.864	%(a)	05/15/26	250	249,576
KVK CLO Ltd. (Cayman Islands), Series 2014-1A, Class B, 144A	2.524	%(a)	05/15/26	250	247,941
Madison Park Funding IX Ltd. (Cayman Islands), Series 2012-9AR, Class AR, 144A	1.570	%(a)	08/15/22	500	499,170
Magnetite CLO VIII Ltd. (Cayman Islands), Series 2014-8A, Class A, 144A	1.769	%(a)	04/15/26	450	447,719
Magnetite CLO XI Ltd. (Cayman Islands), Series 2014-11A, Class A1, 144A	1.737	%(a)	01/18/27	250	248,165
Mountain View CLO Ltd. (Cayman Islands), Series 2015-9A, Class A1A, 144A	1.739	%(a)	07/15/27	500	495,026
Neuberger Berman CLO XVI Ltd. (Cayman Islands), Series 2014-16A, Class A1, 144A	1.759	%(a)	04/15/26	500	497,305
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1, 144A	1.781	%(a)	05/21/27	250	248,056

Regatta III CLO Funding Ltd. (Cayman Islands), Series 2014-1A, Class A1A, 144A	1.809	%(a)	04/15/26	450	450,182
Seneca Park CLO Ltd. (Cayman Islands), Series 2014-1A, Class B2, 144A	4.350%		07/17/26	500	502,357
Sheridan Square CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.339	%(a)	04/15/25	350	344,565
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2014-1A, Class B2, 144A	4.730%		04/18/26	300	301,253
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2014-3A, Class A, 144A	1.915	%(a)	01/22/27	750	750,795
Treman Park CLO LLC (Cayman Islands), Series 2015-1A, Class A, 144A	1.761	%(a)	04/20/27	250	249,563
Tyron Park CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.409	%(a)	07/15/25	250	246,868
Washington Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	1.787	%(a)	04/20/26	800	796,508

					15,036,208

Non-Residential Mortgage-Backed Securities — 1.2%
Hertz, Series 2015-1A(b)	2.730%		03/25/21	500	496,250
OneMain Financial Issuance Trust, Series 2015-2A, Class A, 144A	2.570%		07/18/25	300	300,171
Springleaf Funding Trust, Series 2015-AA, Class A, 144A	3.160%		11/15/24	400	404,114

					1,200,535

Residential Mortgage-Backed Securities — 8.0%
ABFC Trust, Series 2003-AHL1, Class A1	4.184	%(a)	03/25/33	142	141,388
ACE Securities Corp. Home Equity Loan Trust, Series 2003-OP1, Class M1	1.241	%(a)	12/25/33	292	275,601
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE7, Class M1	1.162	%(a)	12/15/33	221	212,042
Bayview Opportunity Master Fund IIIb NPL Trust, Series 2015-NPLA, Class A, 144A	3.721	%(a)	07/28/35	499	498,579
Bear Stearns Asset-Backed Securities I Trust, Series 2004-HE6, Class M1	1.046	%(a)	08/25/34	318	293,689
Bear Stearns Asset-Backed Securities Trust, Series 2003-2, Class A3	1.691	%(a)	03/25/43	461	450,216
Chase Funding Loan Acquisition Trust, Series 2004-OPT1, Class M1	1.046	%(a)	06/25/34	330	301,984
Countrywide Asset-Backed Certificates, Series 2003-BC2, Class 2A1	0.791	%(a)	06/25/33	121	102,981
Fremont Home Loan Trust, Series 2004-2, Class M1	1.046	%(a)	07/25/34	615	552,487
Home Equity Asset Trust, Series 2003-8, Class M1	1.271	%(a)	04/25/34	892	842,986
HSBC Home Equity Loan Trust USA, Series 2006-3, Class M1	0.448	%(a)	03/20/36	1,000	964,533
HSBC Home Equity Loan Trust USA, Series 2006-4, Class M2	0.468	%(a)	03/20/36	250	235,904
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC10, Class M1	1.211	%(a)	10/25/33	386	364,266
Option One Mortgage Accep. Corp. Asset-Backed Certificates, Series 2003-3, Class A2	0.791	%(a)	06/25/33	146	135,918
Option One Mortgage Accep. Corp. Asset-Backed Certificates, Series 2003-4, Class A2	0.831	%(a)	07/25/33	474	443,016
Structured Asset Investment Loan Trust, Series 2003-BC2, Class A3	0.891	%(a)	04/25/33	299	289,343
Structured Asset Investment Loan Trust (Cayman Islands), Series 2003-BC9, Class 3A3	0.891	%(a)	08/25/33	264	258,807
Structured Asset Investment Loan Trust, Series 2004-8, Class A8	1.191	%(a)	09/25/34	1,342	1,323,415
VOLT XXXI LLC, Series 2015-NPL2, Class A1, 144A	3.375	%(a)	02/25/55	464	462,364

					8,149,519

TOTAL ASSET-BACKED SECURITIES (cost $24,341,381)					24,386,262

BANK LOANS(a) — 3.1%
Automobiles — 0.5%
Chrysler Group LLC, Term Loan	3.250%		12/31/18	494	493,256

Commercial Services & Supplies — 0.2%
TransUnion LLC, Term Loan	3.750%		04/09/21	198	196,167

Food Products — 0.1%
Pinnacle Foods Finance LLC, Term Loan	3.000%		04/29/20	87	86,861

Health Care & Pharmaceutical — 0.1%
MPH Acquisition Holdings LLC	3.750%		03/31/21	97	96,638

Health Care Providers & Services — 0.6%
Capsugel Holdings US, Inc., Term Loan	3.500%		08/01/18	232	231,697
Community Health Systems, Inc., Term Loan	3.534%		12/31/18	347	347,950

					579,647

Hotels, Restaurants & Leisure — 0.1%
B.C. Unlimited Liability Co., Term Loan B	3.750%		12/10/21	76	76,049
Hilton Worldwide Finance LLC, Term Loan	3.500%		10/26/20	77	77,317

					153,366

Independent Power & Renewable Electricity Producers — 0.5%
NRG Energy, Inc., Term Loan	2.750%		07/01/18	492	489,869

IT Services — 0.4%
Vantiv LLC, Term Loan	2.282%		06/13/19	475	469,063

Media — 0.6%
CBS Outdoor Americas CAP Co., Term Loan	3.000%		02/01/21	100	99,875
Charter Communications Operating LLC, Term Loan	3.000%		07/01/20	492	490,616

					590,491

TOTAL BANK LOANS (cost $3,154,459)					3,155,358

COMMERCIAL MORTGAGE-BACKED SECURITIES — 11.9%
Banc of America Commercial Mortgage Trust, Series 2006-6, Class A4	5.356%		10/10/45	500	510,894
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A1A	5.562	%(a)	04/10/49	40	42,054
Banc of America Commercial Mortgage Trust, Series 2007-5, Class A1A	5.361%		02/10/51	206	219,327
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-6, Class AM	5.156	%(a)	09/10/47	200	201,396
Bank of America Mortgage, Series 2005-CKI1, Class AM	5.326	%(a)	11/12/37	188	187,759
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A2	1.987%		04/10/46	250	251,606
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A4	3.575%		05/10/47	250	259,876
Commercial Mortgage Trust, Series 2005-GG5, Class AM	5.277	%(a)	04/10/37	750	752,366
Commercial Mortgage Trust, Series 2012-CR1, Class XA, IO	2.102	%(a)	05/15/45	1,380	130,723

Commercial Mortgage Trust, Series 2013-CR10, Class A2	2.972%		08/10/46	250	258,205
Commercial Mortgage Trust, Series 2013-CR7, Class A1	0.716%		03/10/46	45	44,475
Commercial Mortgage Trust, Series 2014-CR15, Class XB, IO, 144A	0.023%		02/10/47	157,461	265,164
Commercial Mortgage Trust, Series 2015-LC21, Class A4	3.708%		07/10/48	500	519,026
Commercial Mortgage Trust, Series 2015-PC1, Class A5	3.902%		07/10/50	200	210,021
Commercial Mortgage Trust Pass-Through Certificates, Series 2010-C1, Class A1, 144A	3.156%		07/10/46	149	149,195
Commercial Mortgage Trust Pass-Through Certificates, Series 2012-CR3, Class A1	0.666%		10/15/45	191	190,593
Commercial Mortgage Trust Pass-Through Certificates, Series 2014-UBS2, Class XB, IO, 144A	0.139	%(a)	03/10/47	42,900	517,460
Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Class AM	5.463	%(a)	02/15/39	225	227,563
Credit Suisse Commercial Mortgage Trust, Series 2006-C2, Class A1A	5.671	%(a)	03/15/39	127	129,723
Credit Suisse Commercial Mortgage Trust, Series 2006-C3, Class A1A	5.806	%(a)	06/15/38	271	278,994
DBUBS Mortgage Trust, Series 2011-LC3A, Class A2	3.642%		08/10/44	232	235,988
FHLMC Multifamily Structured Pass-Through Certificates, Series K006, Class AX1, IO	1.015	%(a)	01/25/20	8,358	316,042
FHLMC Multifamily Structured Pass-Through Certificates, Series K007, Class X1, IO	1.172	%(a)	04/25/20	7,155	292,524
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class X1, IO	1.641	%(a)	06/25/20	1,394	84,285
FHLMC Multifamily Structured Pass-Through Certificates, Series K018, Class X1, IO	1.434	%(a)	01/25/22	3,148	230,550
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, IO	1.459	%(a)	05/25/22	1,934	154,336
FHLMC Multifamily Structured Pass-Through Certificates, Series K025, Class X1, IO	0.896	%(a)	10/25/22	6,902	358,979
GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class A1A	5.233%		11/10/45	454	456,596
GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class A4	5.238	%(a)	11/10/45	63	63,453
GS Mortgage Securities Corp., Series 2014-GC20, Class XB, IO	0.338	%(a)	04/10/47	15,000	500,370
GS Mortgage Securities Trust, Series 2014-GC18, Class XB, IO	0.063	%(a)	01/10/47	20,000	239,340
JPMBB Commercial Mortgage Securities Trust, Series 2015-C29, Class XA, IO	0.966	%(a)	05/15/48	21,085	1,101,039
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-CB13, Class A4	5.242	%(a)	01/12/43	74	73,945
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP3, Class AJ	4.929	%(a)	08/15/42	248	247,414
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP4, Class AM	4.999	%(a)	10/15/42	270	270,016
ML-CFC Commercial Mortgage Trust, Series 2006-2, Class AM	5.877	%(a)	06/12/46	130	134,179
ML-CFC Commercial Mortgage Trust, Series 2007-6, Class A4	5.485%		03/12/51	300	316,086
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class A1A	5.422	%(a)	02/12/44	162	169,376
Morgan Stanley Capital I Trust, Series 2007-HQ12, Class A3	5.678	%(a)	04/12/49	400	400,984
Morgan Stanley Capital I Trust, Series 2011-C3, Class A2	3.224%		07/15/49	214	217,571
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class APB	5.997%		06/15/45	8	7,600
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A1A	5.749	%(a)	07/15/45	255	262,676

Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A1A	5.559%		10/15/48	190	197,477
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A5	5.500%		04/15/47	300	317,793

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $12,215,796)					11,995,039

CORPORATE BONDS — 44.2%
Aerospace & Defense — 0.3%
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.500%		03/15/18	225	227,109
Textron, Inc., Sr. Unsec’d. Notes	3.650%		03/01/21	25	25,567

					252,676

Airlines — 0.5%
American Airlines 2013-2 Class A Pass-Through Trust, Equipment Trust	4.950%		01/15/23	174	183,980
Delta Air Lines, 2010-2 Class A Pass-Through Trust, Pass Through Certificates	4.950%		05/23/19	151	160,617
United Airlines 2014-1 Class A Pass-Through Trust, Pass Through Certificates	4.000%		04/11/26	160	161,200

					505,797

Automobiles — 1.4%
American Axle & Manufacturing, Inc., Gtd. Notes	5.125%		02/15/19	225	228,937
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.375%		01/16/18	700	705,272
General Motors Financial Co., Inc., Gtd. Notes	3.500%		07/10/19	295	299,801
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A	4.250%		11/15/19	200	201,000

					1,435,010

Banks — 10.1%
Abbey National Treasury Services PLC (United Kingdom), Gtd. Notes	2.375%		03/16/20	240	240,898
Bank of America Corp., Jr. Sub. Notes	8.125	%(a)	12/29/49	175	187,031
Bank of America Corp., Sr. Unsec’d. Notes	2.600%		01/15/19	520	526,280
Bank of America Corp., Sr. Unsec’d. Notes, MTN	1.154	%(a)	04/01/19	250	250,957
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.125%		01/22/24	250	258,664
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.650%		05/01/18	125	136,745
Bank of America Corp., Sub. Notes	3.950%		04/21/25	125	121,226
Bank of America Corp., Sub. Notes	5.420%		03/15/17	100	105,621
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan), Sr. Unsec’d. Notes, 144A	2.300%		03/10/19	310	310,562
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	3.750%		05/15/24	200	202,511
Branch Banking & Trust Co., Sr. Unsec’d. Notes	2.850%		04/01/21	550	557,830
Capital One Bank USA NA, Sub. Notes	3.375%		02/15/23	250	241,169
Capital One Financial Corp., Sr. Unsec’d. Notes	6.750%		09/15/17	125	137,661
Citigroup, Inc., Sr. Unsec’d. Notes	3.300%		04/27/25	100	96,647
Citigroup, Inc., Sr. Unsec’d. Notes	3.875%		10/25/23	300	307,442
Citigroup, Inc., Sr. Unsec’d. Notes	8.500%		05/22/19	475	579,221
Citigroup, Inc., Sub. Notes	4.400%		06/10/25	210	211,655
Citigroup, Inc., Sub. Notes	5.500%		02/15/17	200	211,670
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes, 144A	2.750%		03/26/20	250	248,624
Discover Financial Services, Sr. Unsec’d. Notes	5.200%		04/27/22	400	425,015
Fifth Third Bancorp, Sr. Unsec’d. Notes	3.625%		01/25/16	125	126,636
Fifth Third Bank, Sr. Unsec’d. Notes	2.375%		04/25/19	200	201,028
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	5.100%		04/05/21	125	139,173
JPMorgan Chase & Co., Jr. Sub. Notes	7.900	%(a)	04/29/49	200	211,000
JPMorgan Chase & Co., Sr. Unsec’d. Notes	6.000%		01/15/18	550	604,044

KeyCorp, Sr. Unsec’d. Notes, MTN	5.100%		03/24/21	400	443,960
Lloyds Bank PLC (United Kingdom), Gtd. Notes, MTN, 144A	5.800%		01/13/20	375	427,648
Manufacturers & Traders Trust Co., Sr. Unsec’d. Notes	2.300%		01/30/19	350	352,784
Morgan Stanley, Jr. Sub. Notes	5.450	%(a)	12/31/49	75	74,550
Morgan Stanley, Sr. Unsec’d. Notes, MTN	6.625%		04/01/18	200	224,029
Morgan Stanley, Sub. Notes	3.950%		04/23/27	275	262,757
PNC Bank NA, Sub. Notes	4.200%		11/01/25	350	368,070
Royal Bank of Scotland PLC (The) (United Kingdom), Gtd. Notes	4.375%		03/16/16	125	127,491
Skandinaviska Enskilda Banken AB (Sweden), Sr. Unsec’d. Notes, 144A	2.375%		03/25/19	325	328,965
State Street Corp., Jr. Sub. Notes	5.250	%(a)	12/31/49	125	126,275
U.S. Bancorp, Sr. Unsec’d. Notes, MTN	0.695	%(a)	04/25/19	500	497,178
Wells Fargo & Co., Jr. Sub. Notes	7.980	%(a)	03/29/49	200	216,750
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	3.000%		01/22/21	75	76,344

					10,166,111

Beverages — 0.2%
Cott Beverages, Inc. (Canada), Gtd. Notes, 144A	6.750%		01/01/20	200	208,250

Biotechnology — 0.3%
Amgen, Inc., Sr. Unsec’d. Notes	3.875%		11/15/21	250	263,009

Building Products — 0.2%
Building Materials Corp. of America, Sr. Unsec’d. Notes, 144A (original cost $215,750; purchased 11/21/14)(b)(c)	6.750%		05/01/21	200	210,000

Capital Markets — 2.3%
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.375	%(a)	12/31/49	175	173,950
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.500%		01/23/25	325	317,977
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	4.000%		03/03/24	200	204,653
Goldman Sachs Group, Inc. (The), Sub. Notes	5.625%		01/15/17	75	79,222
HCA, Inc., Sr. Sec’d. Notes	4.250%		10/15/19	225	231,609
International Lease Finance Corp., Sr. Unsec’d. Notes	8.750	%(a)	03/15/17	75	81,796
JPMorgan Chase & Co., Jr. Sub. Notes	6.100	%(a)	12/31/49	125	125,469
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.625%		05/13/24	350	351,587
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.500%		01/26/20	400	447,399
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, MTN	2.000%		09/13/16	150	151,014
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, MTN	2.750%		03/19/19	100	101,494
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, MTN	4.125%		01/19/16	30	30,458

					2,296,628

Chemicals — 1.7%
Ashland, Inc., Sr. Unsec’d. Notes	3.875%		04/15/18	100	103,055
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holdings BV, Gtd. Notes, 144A	7.375%		05/01/21	275	292,875
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.125%		11/15/21	100	105,163
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.250%		11/15/20	150	159,542
Eastman Chemical Co., Sr. Unsec’d. Notes	2.400%		06/01/17	100	101,434
Koppers, Inc., Gtd. Notes	7.875%		12/01/19	255	259,371
LyondellBasell Industries NV, Sr. Unsec’d. Notes	6.000%		11/15/21	350	398,053
Monsanto Co., Sr. Unsec’d. Notes	4.400%		07/15/44	25	22,253
PolyOne Corp., Sr. Unsec’d. Notes	7.375%		09/15/20	200	208,302
Scotts Miracle-Gro Co. (The), Gtd. Notes	6.625%		12/15/20	75	78,188

					1,728,236

Commercial Services & Supplies — 0.2%
ADT Corp. (The), Sr. Unsec’d. Notes	2.250%		07/15/17	130	129,512
Steelcase, Inc., Sr. Unsec’d. Notes	6.375%		02/15/21	100	112,790

					242,302

Construction & Engineering — 0.3%
Brookfield Residential Properties, Inc. (Canada), Gtd. Notes, 144A	6.500%		12/15/20	250	252,500

Construction Materials — 0.5%
CEMEX Espana SA (Mexico), Sr. Sec’d. Notes, 144A	9.875%		04/30/19	250	273,750
US Concrete, Inc., Sr. Sec’d. Notes	8.500%		12/01/18	225	237,938

					511,688

Consumer Finance — 0.8%
Ally Financial, Inc., Sr. Unsec’d. Notes	3.250%		09/29/17	200	200,250
American Express Co., Jr. Sub. Notes	5.200	%(a)	12/31/49	55	55,000
CIT Group, Inc., Sr. Unsec’d. Notes	4.250%		08/15/17	100	102,250
CIT Group, Inc., Sr. Unsec’d. Notes	5.250%		03/15/18	200	207,500
OneMain Financial Holdings, Inc., Gtd. Notes, 144A	6.750%		12/15/19	225	237,375

					802,375

Containers & Packaging — 0.5%
AEP Industries, Inc., Sr. Unsec’d. Notes	8.250%		04/15/19	200	203,000
Greif, Inc., Sr. Unsec’d. Notes	7.750%		08/01/19	250	277,500

					480,500

Diversified Consumer Services — 0.2%
Service Corp. International, Sr. Unsec’d. Notes	7.625%		10/01/18	200	227,750

Diversified Financial Services — 0.3%
Leucadia National Corp., Sr. Unsec’d. Notes	5.500%		10/18/23	100	103,244
Sasol Financing International PLC (South Africa), Gtd. Notes	4.500%		11/14/22	220	221,100

					324,344

Diversified Telecommunication Services — 2.6%
Alcatel-Lucent USA, Inc. (France), Gtd. Notes, 144A	8.875%		01/01/20	400	435,000
AT&T, Inc., Sr. Unsec’d. Notes	3.400%		05/15/25	375	358,223
AT&T, Inc., Sr. Unsec’d. Notes	4.500%		05/15/35	35	32,384
AT&T, Inc., Sr. Unsec’d. Notes	4.750%		05/15/46	45	41,505
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	2.350%		02/14/19	200	200,033
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	7.250%		04/01/19	200	198,250
Qwest Corp., Sr. Unsec’d. Notes	6.750%		12/01/21	50	54,402
Telesat Canada/Telesat LLC (Canada), Gtd. Notes, 144A	6.000%		05/15/17	250	254,219
UPCB Finance V Ltd. (Netherlands), Sr. Sec’d. Notes, 144A	7.250%		11/15/21	351	378,202
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.500%		11/01/21	595	607,185
Verizon Communications, Inc., Sr. Unsec’d. Notes, 144A	4.672%		03/15/55	125	109,243

					2,668,646

Electric Utilities — 1.1%
Commonwealth Edison Co., First Mortgage	2.150%		01/15/19	25	25,162
DPL, Inc., Sr. Unsec’d. Notes	6.500%		10/15/16	53	55,252
DPL, Inc., Sr. Unsec’d. Notes	6.750%		10/01/19	275	294,937
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	4.350%		01/15/25	125	128,211
PG&E Corp., Sr. Unsec’d. Notes	2.400%		03/01/19	300	301,131
Progress Energy, Inc., Sr. Unsec’d. Notes	4.400%		01/15/21	300	320,206

					1,124,899

Energy Equipment & Services — 0.3%
Nabors Industries, Inc., Gtd. Notes	2.350%		09/15/16	100	99,849
Weatherford International LLC, Gtd. Notes	6.350%		06/15/17	200	210,729

					310,578

Food & Staples Retailing — 0.4%
CVS Health Corp., Sr. Unsec’d. Notes	4.875%		07/20/35	60	62,032
CVS Health Corp., Sr. Unsec’d. Notes	5.125%		07/20/45	70	74,166
Kroger Co. (The), Gtd. Notes	6.400%		08/15/17	250	273,522

					409,720

Food Products — 0.9%
Bunge Ltd. Finance Corp., Gtd. Notes	3.200%		06/15/17	100	102,833
Mondelez International, Inc., Sr. Unsec’d. Notes	2.250%		02/01/19	100	100,489
Sigma Alimentos SA de CV (Mexico), Gtd. Notes, 144A	5.625%		04/14/18	150	160,125
Smithfield Foods, Inc., Sr. Unsec’d. Notes, 144A	5.250%		08/01/18	300	306,450
Tyson Foods, Inc., Gtd. Notes	6.600	%(a)	04/01/16	250	259,120

					929,017

Health Care Equipment & Supplies — 1.1%
ConvaTec Healthcare E SA (Luxembourg), Gtd. Notes, 144A	10.500%		12/15/18	300	315,750
Edwards Lifesciences Corp., Sr. Unsec’d. Notes	2.875%		10/15/18	100	101,869
Medtronic, Inc., Gtd. Notes, 144A	2.500%		03/15/20	645	648,804

					1,066,423

Health Care Providers & Services — 2.0%
Capella Healthcare, Inc., Gtd. Notes	9.250%		07/01/17	300	309,000
CHS/Community Health Systems, Inc., Gtd. Notes	7.125%		07/15/20	100	106,500
Cigna Corp., Sr. Unsec’d. Notes	4.500%		03/15/21	100	107,066
Fresenius Medical Care US Finance, Inc. (Germany), Gtd. Notes, 144A	6.500%		09/15/18	250	276,250
HCA, Inc., Gtd. Notes	8.000%		10/01/18	375	433,125
Kindred Healthcare, Inc., Gtd. Notes, 144A	8.000%		01/15/20	275	297,687
MedAssets, Inc., Gtd. Notes	8.000%		11/15/18	300	309,375
Tenet Healthcare Corp., Sr. Sec’d. Notes	6.250%		11/01/18	175	191,188

					2,030,191

Hotels, Restaurants & Leisure — 1.0%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	5.250%		03/15/21	250	259,050
Marriott International, Inc., Sr. Unsec’d. Notes	3.000%		03/01/19	200	205,120
Marriott International, Inc., Sr. Unsec’d. Notes	3.250%		09/15/22	100	99,662
MGM Resorts International, Gtd. Notes	8.625%		02/01/19	275	310,063
Pinnacle Entertainment, Inc., Gtd. Notes	8.750%		05/15/20	100	105,250

					979,145

Household Durables — 0.7%
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	4.000%		06/15/22	100	102,315
Standard Pacific Corp., Gtd. Notes	8.375%		05/15/18	325	371,312
Whirlpool Corp., Sr. Unsec’d. Notes	2.400%		03/01/19	150	150,757
Whirlpool Corp., Sr. Unsec’d. Notes	4.700%		06/01/22	100	108,898

					733,282

Independent Power & Renewable Electricity Producers — 0.4%
Dynegy, Inc., Gtd. Notes, 144A	6.750%		11/01/19	350	361,375

Insurance — 1.4%
Aon Corp., Gtd. Notes	3.125%		05/27/16	450	458,027
Axis Specialty Finance LLC, Gtd. Notes	5.875%		06/01/20	250	282,910
Markel Corp., Sr. Unsec’d. Notes	4.900%		07/01/22	250	270,769
XLIT Ltd. (Ireland), Gtd. Notes	2.300%		12/15/18	400	402,276

					1,413,982

IT Services — 0.8%
Brightstar Corp., Gtd. Notes, 144A (original cost $440,000; purchased 02/21/14)(b)(c)	9.500%	12/01/16	400	407,000
First Data Corp., Gtd. Notes	11.250%	01/15/21	75	83,250
First Data Corp., Sr. Sec’d. Notes, 144A	7.375%	06/15/19	80	83,448
First Data Corp., Sr. Sec’d. Notes, 144A	8.875%	08/15/20	250	261,875

				835,573

Machinery — 0.3%
Case New Holland Industrial, Inc. (United Kingdom), Gtd. Notes	7.875%	12/01/17	100	110,250
Terex Corp., Gtd. Notes	6.500%	04/01/20	125	129,063
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21	100	108,754

				348,067

Media — 2.0%
AMC Networks, Inc., Gtd. Notes	7.750%	07/15/21	350	378,000
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.625%	09/15/17	225	247,219
CCO Safari II LLC, Sr. Sec’d. Notes, 144A	6.384%	10/23/35	60	61,337
CCO Safari II LLC, Sr. Sec’d. Notes, 144A	6.484%	10/23/45	70	72,447
CCO Safari II LLC, Sr. Sec’d. Notes, 144A	6.834%	10/23/55	20	20,567
CSC Holdings LLC, Sr. Unsec’d. Notes	7.625%	07/15/18	275	303,188
Dish DBS Corp., Gtd. Notes	7.125%	02/01/16	425	435,094
Myriad International Holdings BV (South Africa), Gtd. Notes, RegS	6.375%	07/28/17	100	106,071
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., Sr. Sec’d. Notes, 144A (original cost $206,500; purchased 08/27/14)(b)(c)	5.000%	08/01/18	200	204,500
National CineMedia LLC, Sr. Unsec’d. Notes	7.875%	07/15/21	150	157,875

				1,986,298

Metals & Mining — 0.9%
AK Steel Corp., Sr. Sec’d. Notes	8.750%	12/01/18	200	203,000
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	5.125%	06/01/20	50	50,125
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	6.125%	06/01/18	100	105,858
CITIC Ltd. (China), Sr. Unsec’d. Notes, MTN, RegS	6.875%	01/21/18	300	327,030
Glencore Finance Canada Ltd. (Switzerland), Gtd. Notes, 144A	3.600%	01/15/17	200	203,557

				889,570

Oil, Gas & Consumable Fuels — 1.1%
Devon Energy Corp., Sr. Unsec’d. Notes	2.250%	12/15/18	250	250,556
EnLink Midstream Partners LP, Sr. Unsec’d. Notes	2.700%	04/01/19	50	49,531
Enterprise Products Operating LLC, Gtd. Notes	3.900%	02/15/24	250	250,005
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A (original cost $136,719; purchased 05/21/14)(b)(c)	7.625%	04/15/21	125	128,750
Kinder Morgan Energy Partners LP, Gtd. Notes, 144A	6.500%	04/01/20	50	56,369
Pacific Rubiales Energy Corp. (Colombia), Gtd. Notes	7.250%	12/12/21	300	211,500
Pacific Rubiales Energy Corp. (Colombia), Gtd. Notes, RegS	5.375%	01/26/19	120	61,200
Western Gas Partners LP, Sr. Unsec’d. Notes	2.600%	08/15/18	75	75,031

				1,082,942

Paper & Forest Products — 0.3%
Georgia-Pacific LLC, Gtd. Notes, 144A (original cost $228,412; purchased 02/05/14)(b)(c)	5.400%	11/01/20	200	223,818
Weyerhaeuser Co., Sr. Unsec’d. Notes	7.375%	10/01/19	100	118,132

				341,950

Pharmaceuticals — 1.2%
AbbVie, Inc., Sr. Unsec’d. Notes	3.600%	05/14/25	95	93,590
AbbVie, Inc., Sr. Unsec’d. Notes	4.500%	05/14/35	150	145,970
Actavis Funding SCS, Gtd. Notes	3.800%	03/15/25	75	73,115
Actavis Funding SCS, Gtd. Notes	4.550%	03/15/35	165	155,044
Actavis, Inc., Gtd. Notes	1.875%	10/01/17	100	99,964
Forest Laboratories LLC, Gtd. Notes, 144A	4.375%	02/01/19	125	132,215
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	5.375%	03/15/20	225	231,187
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	6.750%	08/15/18	225	236,391

				1,167,476

Real Estate Investment Trusts (REITs) — 1.0%
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	4.375%	11/01/18	50	51,750
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	4.875%	11/01/20	225	232,031
HCP, Inc., Sr. Unsec’d. Notes	3.750%	02/01/19	100	104,165
Kilroy Realty LP, Gtd. Notes	5.000%	11/03/15	100	100,857
Kimco Realty Corp., Sr. Unsec’d. Notes	6.875%	10/01/19	100	116,928
Realty Income Corp., Sr. Unsec’d. Notes	6.750%	08/15/19	220	254,543
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.375%	06/01/23	100	103,250

				963,524

Road & Rail — 0.5%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	3.450%	09/15/21	100	103,453
CSX Corp., Sr. Unsec’d. Notes	5.600%	05/01/17	100	107,395
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $101,859; purchased 01/07/14)(b)(c)	2.800%	11/01/18	100	102,162
Hertz Corp. (The), Gtd. Notes	6.750%	04/15/19	100	103,219
Hertz Corp. (The), Gtd. Notes	7.500%	10/15/18	125	128,750

				544,979

Semiconductors & Semiconductor Equipment — 0.5%
Maxim Integrated Products, Inc., Sr. Unsec’d. Notes	2.500%	11/15/18	100	100,882
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	3.750%	06/01/18	425	430,313

				531,195

Software — 1.0%
Audatex North America, Inc., Gtd. Notes, 144A	6.000%	06/15/21	500	510,625
First Data Corp., Gtd. Notes	12.625%	01/15/21	150	173,625
Intuit, Inc., Sr. Unsec’d. Notes	5.750%	03/15/17	300	318,502

				1,002,752

Specialty Retail — 0.6%
AutoZone, Inc., Sr. Unsec’d. Notes	1.300%	01/13/17	150	150,064
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A	9.000%	03/15/19	75	64,969
L Brands, Inc., Gtd. Notes	5.625%	02/15/22	75	80,531
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	6.875%	11/15/19	275	287,650

				583,214

Technology Hardware, Storage & Peripherals
Hewlett-Packard Co., Sr. Unsec’d. Notes	2.750%	01/14/19	25	25,306

Tobacco — 0.2%
Altria Group, Inc., Gtd. Notes	2.850%	08/09/22	100	96,820
Philip Morris International, Inc., Sr. Unsec’d. Notes	4.125%	05/17/21	100	107,652

				204,472

Trading Companies & Distributors — 0.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes, 144A	3.750%	05/15/19	150	150,345
United Rentals North America, Inc., Gtd. Notes	7.375%	05/15/20	250	265,938

				416,283

Wireless Telecommunication Services — 1.7%
America Movil SAB de CV (Mexico), Gtd. Notes	5.000%	03/30/20		100	110,530
Bharti Airtel International Netherlands BV (India), Gtd. Notes, 144A	5.125%	03/11/23		200	213,554
CommScope Holding Co., Inc., Sr. Unsec’d. Notes, 144A	6.625%	06/01/20		225	234,000
Digicel Ltd. (Jamaica), Sr. Unsec’d. Notes, RegS	7.000%	02/15/20		200	199,000
Eileme 2 AB (Poland), Sr. Sec’d. Notes, 144A	11.625%	01/31/20		200	219,250
Eileme 2 AB (Poland), Sr. Sec’d. Notes, RegS	11.750%	01/31/20	EUR	115	137,981
Sprint Communications, Inc., Gtd. Notes, 144A	9.000%	11/15/18		250	280,000
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Russia), Sr. Unsec’d. Notes, 144A	9.125%	04/30/18		300	327,000

					1,721,315

TOTAL CORPORATE BONDS (cost $44,636,695)					44,579,350

FOREIGN GOVERNMENT BONDS — 3.0%
Brazilian Government International Bond (Brazil), Unsec’d. Notes	11.000%	06/26/17	EUR	100	127,562
Export Credit Bank of Turkey (Turkey), Sr. Unsec’d. Notes, 144A	5.375%	11/04/16		200	207,854
Hellenic Republic Government Bond (Greece), Sr. Unsec’d. Notes, RegS	5.250%	02/01/16	JPY	10,000	56,784
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	5.375%	02/21/23		120	130,730
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	6.375%	03/29/21		210	240,030
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	4.125%	01/15/25		200	197,500
Italy Buoni Poliennali del Tesoro (Italy), Bonds	3.500%	12/01/18	EUR	20	24,089
Italy Buoni Poliennali del Tesoro (Italy), Bonds	4.500%	03/01/24	EUR	100	133,022
Italy Government International Bond (Italy), Sr. Unsec’d. Notes, RegS	3.700%	11/14/16	JPY	10,000	83,624
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	4.250%	07/14/17	EUR	200	235,462
Portugal Government International Bond (Portugal), Unsec’d. Notes, RegS	5.125%	10/15/24		300	315,447
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes, RegS, 144A	4.750%	06/14/19	EUR	75	93,970
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes, RegS, 144A	6.400%	02/15/16	EUR	200	226,134
Republic Of Indonesia (Indonesia), 144A	3.375%	07/30/25	EUR	125	135,908
Republic of Latvia (Latvia), Sr. Unsec’d. Notes, RegS	5.250%	02/22/17		200	211,619
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, 144A	4.875%	01/22/24		30	32,213
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, RegS	6.750%	02/07/22		60	70,800
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, RegS	5.250%	02/18/24		200	220,700
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, RegS	5.850%	05/10/23		200	227,500
South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes, MTN	4.500%	04/05/16	EUR	100	112,180

TOTAL FOREIGN GOVERNMENT BONDS (cost $3,322,327)					3,083,128

MUNICIPAL BONDS — 0.4%
California — 0.1%
University Of California, Revenue Bonds, Series AP	3.931%		05/15/45	25	24,241
University Of California, Revenue Bonds, Series J	4.131%		05/15/45	25	24,277

					48,518

New Jersey — 0.1%
New Jersey State Turnpike Authority, Revenue Bonds, Series F, BABs	7.414%		01/01/40	100	139,686

Puerto Rico — 0.2%
Commonwealth of Puerto Rico, General Obligation Unlimited	5.500%		07/01/16	200	200,876

TOTAL MUNICIPAL BONDS (cost $400,720)					389,080

NON-CORPORATE FOREIGN AGENCIES — 1.9%
CNOOC Finance 2013 Ltd. (China), Gtd. Notes	3.000%		05/09/23	200	189,278
Electricite de France SA (France), Sr. Unsec’d. Notes, 144A	2.150%		01/22/19	50	50,513
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	4.300%		11/12/15	200	201,116
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A	9.125%		07/02/18	350	395,132
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	7.250%		06/28/17	100	108,000
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	7.750%		01/20/20	200	223,750
Petrobras Global Finance BV (Brazil), Gtd. Notes	2.000%		05/20/16	70	69,035
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%		01/21/21	500	541,145
Sinopec Group Overseas Development 2014 Ltd. (China), Gtd. Notes, 144A	1.750%		04/10/17	200	199,965

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $1,965,381)					1,977,934

U.S. TREASURY OBLIGATIONS — 4.7%
U.S. Treasury Notes	0.875%		07/15/18	4,595	4,580,282
U.S. Treasury Notes	1.625%		06/30/20 - 07/31/20	130	130,529

TOTAL U.S. TREASURY OBLIGATIONS (cost $4,699,424)					4,710,811

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 3.3%
Residential Mortgage-Backed Securities
Fannie Mae Connecticut Avenue Securities, Series 2015-C01, Class 1M1	1.691	%(a)	02/25/25	126	126,168
Fannie Mae Connecticut Avenue Securities, Series 2015-C03, Class 1M1	1.689	%(a)	07/25/25	800	800,865
GSMSC Resecuritization Trust, Series 2015-3R, Class 1A1, 144A	0.327	%(a)	01/26/37	436	418,245
GSMSC Resecuritization Trust, Series 2015-3R, Class 1A2, 144A	0.327	%(a)	01/26/37	125	99,050
LSTAR Securities Investment Trust, Series 2014-2, Class A, 144A	2.187	%(a)	12/01/21	228	226,008
LSTAR Securities Investment Trust, Series 2015-6, Class A, 144A	2.187	%(a)	05/01/20	659	651,553
LSTAR Securities Investment Trust, Series 2015-7, Class A, 144A	2.188	%(a)	07/01/20	1,000	984,697

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $3,306,746)					3,306,586

TOTAL LONG-TERM INVESTMENTS (cost $98,042,929)					97,583,548

SHORT-TERM INVESTMENTS — 1.1%

		Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 0.9%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $885,256)(d)		885,256	885,256

	Counterparty	Notional Amount (000)#
OPTIONS PURCHASED*(e) — 0.2%
Call Options
10 Year U.S. Treasury Notes Futures expiring 08/21/15, Strike Price $126.50	JPMorgan Chase	10	12,187
expiring 08/21/15, Strike Price $129.50	JPMorgan Chase	10	938
Interest Rate Swap Options
Receive a fixed rate of 1.00% and pay a floating rate based on 3 Month LIBOR, expiring 01/04/16	JPMorgan Chase	31	1,743
Receive a fixed rate of 1.00% and pay a floating rate based on 3 Month LIBOR, expiring 10/28/15	Citigroup Global Markets	30	5,190
Receive a fixed rate of 1.05% and pay a floating rate based on 3 Month LIBOR, expiring 08/24/15	JPMorgan Chase	93	453
Receive a fixed rate of 1.25% and pay a floating rate based on 3 Month LIBOR, expiring 08/19/15	Barclays Capital Group	46	27,923
Receive a fixed rate of 1.35% and pay a floating rate based on 3 Month LIBOR, expiring 08/24/15	JPMorgan Chase	93	8,216
Receive a fixed rate of 1.50% and pay a floating rate based on 3 Month LIBOR, expiring 04/28/16	Citigroup Global Markets	21	12,353
Receive a fixed rate of 1.55% and pay a floating rate based on 3 Month LIBOR, expiring 11/09/15	Citigroup Global Markets	34	25,705
Receive a fixed rate of 1.76% and pay a floating rate based on 3 Month LIBOR, expiring 02/23/16	Citigroup Global Markets	32	34,390
Receive a fixed rate of 1.80% and pay a floating rate based on 3 Month LIBOR, expiring 01/04/16	JPMorgan Chase	31	26,147

			155,245

Put Options
90 Day Euro Dollar Futures expiring 12/14/15, Strike Price $98.75	JPMorgan Chase	15	37
expiring 12/14/15, Strike Price $98.87	JPMorgan Chase	15	38
expiring 12/14/15, Strike Price $99.12	JPMorgan Chase	205	1,025
expiring 12/14/15, Strike Price $99.37	JPMorgan Chase	190	8,075

			9,175

TOTAL OPTIONS PURCHASED (cost $154,597)			164,420

TOTAL SHORT-TERM INVESTMENTS (cost $1,039,853)			1,049,676

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 97.7% (cost $99,082,782)(f)			$98,633,224

OPTIONS WRITTEN*(e)
CALL OPTIONS
10 Year U.S. Treasury Notes Futures expiring 08/21/15, Strike Price $128.00	JPMorgan Chase	20	(8,125)
Interest Rate Swap Options
Pay a fixed rate of 1.20% and receive a floating rate based on 3 Month LIBOR, expiring 08/24/15	JPMorgan Chase	186	(5,031)
Pay a fixed rate of 1.40% and receive a floating rate based on 3 Month LIBOR, expiring 01/04/16	JPMorgan Chase	62	(15,811)

			(28,967)

PUT OPTIONS
90 Day Euro Dollar Futures
expiring 12/14/15, Strike Price $99.00		60	(150)
expiring 12/14/15, Strike Price $99.25		365	(5,475)

			(5,625)

TOTAL OPTIONS WRITTEN (premiums received $40,478)			(34,592)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 97.7% (cost $99,042,304)			98,598,632
Other assets in excess of liabilities(g) — 2.3%			2,337,482

NET ASSETS — 100.0%			$100,936,114

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
BABs	Build America Bonds
BBSW	Australian Bank Bill Swap Reference Rate
CLO	Collateralized Loan Obligation
CLOIS	Sinacofi Chile Interbank Rate Average
COLIBOR	Colombia Interbank Offered Rate
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
IO	Interest Only
JIBAR	Johannesburg Interbank Agreed Rate
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
OIS	Overnight Index Swap
STIBOR	Stockholm Interbank Offered Rate
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso

CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
ZAR	South African Rand

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2015.
(b)	Indicates a security or securities that have been deemed illiquid.
(c)	Indicates a restricted security; the aggregate original cost of the restricted securities is $1,329,240. The aggregate value of $1,276,230 is approximately 1.3% of net assets.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund.
(e)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of July 31, 2015.
(f)	The United States federal income tax basis of investments and net unrealized depreciation were as follows:

Tax Basis	$99,183,664

Appreciation	608,023
Depreciation	(1,158,463)

Net Unrealized Depreciation	$(550,440)

The book basis may differ from tax basis due to certain tax-related adjustments.

(g)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at July 31, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at July 31, 2015	Unrealized Appreciation (Depreciation)(1)(2)
	Long Positions:
57	2 Year U.S. Treasury Notes	Sept. 2015	$12,472,047	$12,486,562	$14,515
41	5 Year U.S. Treasury Notes	Sept. 2015	4,886,641	4,913,594	26,953
117	10 Year U.S. Treasury Notes	Sept. 2015	14,707,547	14,910,188	202,641
11	U.S. Ultra Bonds	Sept. 2015	1,689,047	1,754,844	65,797

					309,906

	Short Positions:
6	30 Day Federal Funds Futures	Jan. 2016	2,492,824	2,491,199	1,625
4	30 Day Federal Funds Futures	Oct. 2015	1,663,654	1,663,050	604
1	20 Year U.S. Treasury Bonds	Sept. 2015	151,227	155,937	(4,710)

					(2,481)

					$307,425

(1)	Cash of $390,000 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at July 31, 2015.
(2)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of July 31, 2015.

Forward foreign currency exchange contracts outstanding at July 31, 2015:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
Australian Dollar, Expiring 10/16/15	Citigroup Global Markets	AUD	48	$35,200	$34,808	$(392)
Expiring 10/16/15	JPMorgan Chase	AUD	68	50,200	49,166	(1,034)
British Pound, Expiring 10/28/15	Citigroup Global Markets	GBP	191	297,232	298,866	1,634
Chinese Renminbi, Expiring 10/16/15	JPMorgan Chase	CNH	916	145,830	146,730	900
Czech Koruna, Expiring 10/23/15	Citigroup Global Markets	CZK	4,810	193,426	195,318	1,892
Hong Kong Dollar, Expiring 09/11/15	BNP Paribas	HKD	2,655	342,398	342,453	55
Expiring 09/11/15	BNP Paribas	HKD	5,231	674,575	674,684	109
Expiring 09/11/15	Citigroup Global Markets	HKD	2,655	342,416	342,453	37
Expiring 09/11/15	UBS AG	HKD	5,310	684,771	684,906	135
Hungarian Forint, Expiring 10/22/15	JPMorgan Chase	HUF	31,150	109,140	111,226	2,086
Indian Rupee, Expiring 10/09/15	UBS AG	INR	2,188	33,989	33,654	(335)
Mexican Peso, Expiring 10/22/15	JPMorgan Chase	MXN	1,218	75,300	75,114	(186)
Expiring 10/22/15	UBS AG	MXN	2,765	171,752	170,461	(1,291)
New Zealand Dollar, Expiring 10/16/15	JPMorgan Chase	NZD	77	50,300	50,620	320
Philippine Peso, Expiring 08/11/15	Citigroup Global Markets	PHP	4,372	97,604	95,524	(2,080)
Polish Zloty, Expiring 10/23/15	Bank of America	PLN	350	92,152	92,532	380
Expiring 10/23/15	Citigroup Global Markets	PLN	106	27,901	28,126	225
Swedish Krona, Expiring 10/23/15	Deutsche Bank AG	SEK	202	23,529	23,514	(15)

				$3,447,715	$3,450,155	2,440

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
Australian Dollar, Expiring 10/16/15	Barclays Capital Group	AUD	70	$50,400	$50,700	$(300)
Expiring 10/16/15	Barclays Capital Group	AUD	48	35,200	34,921	279
Expiring 10/16/15	Citigroup Global Markets	AUD	158	117,415	115,187	2,228
British Pound, Expiring 10/28/15	JPMorgan Chase	GBP	37	56,734	56,966	(232)
Canadian Dollar, Expiring 10/16/15	Citigroup Global Markets	CAD	46	35,200	34,826	374
Expiring 10/16/15	JPMorgan Chase	CAD	78	61,147	59,674	1,473
Expiring 10/16/15	JPMorgan Chase	CAD	46	35,100	34,864	236
Chinese Renminbi, Expiring 10/16/15	Citigroup Global Markets	CNH	505	80,600	80,871	(271)
Czech Koruna, Expiring 10/23/15	Citigroup Global Markets	CZK	1,251	50,300	50,790	(490)
Euro, Expiring 10/28/15	Citigroup Global Markets	EUR	99	109,860	109,118	742
Expiring 10/28/15	Citigroup Global Markets	EUR	36	39,411	39,700	(289)
Expiring 10/28/15	JPMorgan Chase	EUR	573	624,836	629,803	(4,967)
Expiring 10/28/15	JPMorgan Chase	EUR	132	145,576	145,654	(78)
Expiring 10/28/15	JPMorgan Chase	EUR	2	1,957	1,979	(22)
Japanese Yen, Expiring 10/28/15	Credit Suisse First Boston Corp.	JPY	85,016	687,241	686,851	390
Mexican Peso, Expiring 10/22/15	Bank of America	MXN	1,133	70,400	69,872	528
Expiring 10/22/15	Bank of America	MXN	562	35,200	34,645	555
Expiring 10/22/15	Bank of America	MXN	406	25,100	25,028	72
Expiring 10/22/15	Citigroup Global Markets	MXN	404	25,100	24,934	166
New Zealand Dollar, Expiring 10/16/15	Deutsche Bank AG	NZD	54	35,200	35,708	(508)
Expiring 10/16/15	JPMorgan Chase	NZD	118	78,591	77,411	1,180
Expiring 10/16/15	JPMorgan Chase	NZD	77	50,200	50,284	(84)
Norwegian Krone, Expiring 10/23/15	Citigroup Global Markets	NOK	410	50,200	50,059	141
Philippine Peso, Expiring 08/11/15	Citigroup Global Markets	PHP	2,282	50,200	49,859	341
Singapore Dollar, Expiring 10/26/15	Barclays Capital Group	SGD	34	25,100	25,020	80
Expiring 10/26/15	Citigroup Global Markets	SGD	41	30,000	29,877	123
Expiring 10/26/15	JPMorgan Chase	SGD	83	60,400	60,554	(154)
Expiring 10/26/15	JPMorgan Chase	SGD	65	47,764	47,508	256
Swiss Francs, Expiring 10/28/15	JPMorgan Chase	CHF	586	612,001	608,859	3,142

				$3,326,433	$3,321,522	4,911

						$7,351

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of July 31, 2015.

Cross currency exchange contracts outstanding at July 31, 2015:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation (Depreciation)(1)	Counterparty
Expiring 10/16/2015	Buy	GBP	26	CAD	51	$1,296	JPMorgan Chase
Expiring 10/22/2015	Buy	HUF	10,004	EUR	32	94	Barclays Capital Group
Expiring 10/22/2015	Buy	HUF	8,556	EUR	28	(19)	JPMorgan Chase
Expiring 10/22/2015	Buy	HUF	7,153	EUR	23	141	Deutsche Bank AG
Expiring 10/22/2015	Buy	EUR	18	MXN	331	(426)	Citigroup Global Markets
Expiring 10/22/2015	Buy	EUR	20	MXN	368	(465)	JPMorgan Chase
Expiring 10/23/2015	Buy	EUR	23	CSK	629	(10)	Bank of America
Expiring 10/23/2015	Buy	EUR	46	CSK	1,255	(35)	Citigroup Global Markets
Expiring 10/23/2015	Buy	PLN	95	EUR	23	(148)	Bank of America
Expiring 10/23/2015	Buy	PLN	95	EUR	23	(219)	Citigroup Global Markets
Expiring 10/23/2015	Buy	PLN	191	EUR	46	(408)	Barclays Capital Group
Expiring 10/23/2015	Buy	EUR	46	NOK	412	(92)	Deutsche Bank AG
Expiring 10/23/2015	Buy	EUR	23	SEK	217	94	Citigroup Global Markets
Expiring 10/23/2015	Buy	EUR	23	SEK	216	238	Deutsche Bank AG
Expiring 10/23/2015	Buy	EUR	46	SEK	433	578	Bank of America
Expiring 10/23/2015	Buy	EUR	46	SEK	432	674	Citigroup Global Markets
Expiring 10/28/2015	Buy	GBP	32	EUR	46	309	Bank of America
Expiring 10/28/2015	Buy	EUR	92	GBP	65	(576)	Citigroup Global Markets

						$1,026

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of July 31, 2015.

Interest rate swap agreements outstanding at July 31, 2015:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements:
CLP	50,000	02/25/20	3.910%	1 Day CLOIS(2)	$313	$—	$313	JPMorgan Chase
COP	10,000	02/13/20	5.050%	1 Day COLIBOR OIS(2)	(37)	—	(37)	Deutsche Bank AG
COP	70,000	04/17/20	5.050%	1 Day COLIBOR OIS(2)	(285)	—	(285)	Deutsche Bank AG
COP	120,000	04/10/25	6.020%	1 Day COLIBOR OIS(2)	(1,157)	—	(1,157)	JPMorgan Chase
ZAR	2,350	11/04/29	8.180%	3 Month JIBAR(2)	(4,682)	(24)	(4,658)	JPMorgan Chase

					$(5,848)	$(24)	$(5,824)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2015	Unrealized Appreciation (Depreciation)(3)
Exchange-traded swap agreements:
AUD	200	03/07/29	4.743%	6 Month BBSW(2)	$—	$24,603	$24,603
CAD	1,300	01/09/20	1.710%	3 Month Canadian Bankers Acceptances(1)	(2,775)	(26,721)	(23,946)
EUR	400	01/30/16	0.495%	6 Month EURIBOR(1)	—	(2,079)	(2,079)
EUR	500	08/04/16	0.078%	6 Month EURIBOR(1)	(67)	(2,161)	(2,094)
EUR	200	08/01/19	0.346%	6 Month EURIBOR(1)	—	(4,456)	(4,456)
EUR	570	05/12/25	0.895%	6 Month EURIBOR(2)	(477)	(3,400)	(2,923)
GBP	120	11/03/24	1.960%	1 Day GBP OIS(1)	—	(6,406)	(6,406)
GBP	150	01/08/25	1.325%	1 Day GBP OIS(1)	—	5,327	5,327
MXN	9,700	02/09/18	4.630%	28 Day Mexican Interbank rate(2)	500	1,755	1,255
MXN	5,000	04/18/19	5.480%	28 Day Mexican Interbank rate(2)	—	5,847	5,847

MXN	5,250	08/20/19	5.110%	28 Day Mexican Interbank rate(2)	(20)	281	301
MXN	8,100	08/13/24	6.120%	28 Day Mexican Interbank rate(2)	446	(1,683)	(2,129)
MXN	3,150	12/27/24	5.795%	28 Day Mexican Interbank rate(2)	—	(9,400)	(9,400)
MXN	1,100	07/27/34	6.720%	28 Day Mexican Interbank rate(2)	(16)	(1,397)	(1,381)
SEK	8,700	07/28/20	0.521%	3 Month STIBOR(2)	(107)	(694)	(587)
	9,200	09/17/15	0.181%	3 Month LIBOR(2)	—	303	303
	7,800	09/17/15	0.185%	3 Month LIBOR(2)	—	298	298
	11,200	10/28/15	0.278%	3 Month LIBOR(1)	—	(1,074)	(1,074)
	9,500	10/28/15	0.282%	3 Month LIBOR(1)	—	(960)	(960)
	980	03/11/20	1.824%	3 Month LIBOR(1)	—	(11,798)	(11,798)
	21,350	12/31/21	1.787%	3 Month LIBOR(1)	(9,517)	163,466	172,983
	1,500	12/31/21	1.850%	3 Month LIBOR(1)	—	5,639	5,639
	8,870	05/31/22	2.237%	3 Month LIBOR(1)	(9,014)	(123,242)	(114,228)
ZAR	300	01/12/25	7.430%	3 Month JIBAR(2)	—	(1,216)	(1,216)
ZAR	800	01/13/25	7.430%	3 Month JIBAR(2)	—	(3,245)	(3,245)
ZAR	2,100	01/13/25	7.440%	3 Month JIBAR(2)	—	(8,406)	(8,406)
					$(21,047)	$(819)	$20,228

Cash of $1,030,000 has been segregated with Citigroup Global Markets to cover requirements for open exchange-traded interest rate swap contracts at July 31, 2015.

(1)	Fund pays the fixed rate and receives the floating rate.
(2)	Fund pays the floating rate and receives the fixed rate.
(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of July 31, 2015.

Credit default swap agreements outstanding at July 31, 2015:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(2)	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(4)	Counterparty
Over-the-counter credit default swaps on credit indices—Sell Protection(1):
CMBX.NA.8.AAA	10/17/57	0.500%	2,000	$(83,737)	$(83,943)	$206	UBS AG

The Fund entered into credit default swaps (‘CDS’) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The fair value of credit default swap agreements on corporate and/or sovereign issues and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of July 31, 2015.

Currency swap agreements outstanding at July 31, 2015:

Notional Amount (000)#		Fund Receives	Notional Amount (000)		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
	115	3 Month LIBOR	EUR	100	3 Month EURIBOR minus 25.00 bps	Goldman Sachs & Co.	01/20/17	$5,171	$—	$5,171
JPY	20,000	3 Month JPY LIBOR minus 43.35 bps		170	3 Month LIBOR	JPMorgan Chase	11/26/16	(8,310)	—	(8,310)
JPY	80,000	3 Month JPY LIBOR minus 42.10 bps		678	3 Month LIBOR	JPMorgan Chase	11/28/16	(31,714)	—	(31,714)
	804	3 Month LIBOR	EUR	700	3 Month EURIBOR minus 26.95 bps	JPMorgan Chase	02/17/17	32,931	—	32,931
	168	3 Month LIBOR	JPY	20,000	3 Month JPY LIBOR minus 69.88 bps	JPMorgan Chase	11/26/24	6,541	(40)	6,581
	671	3 Month LIBOR	JPY	80,000	3 Month JPY LIBOR minus 67.33 bps	JPMorgan Chase	11/28/24	24,553	(154)	24,707

								$29,172	$(194)	$29,366

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of July 31, 2015.

Total return swap agreements outstanding at July 31, 2015:

Counterparty	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
Credit Suisse First Boston Corp.	707	Pay fixed rate payments on the IFN Index and receive variable payments based on the 1 Month LIBOR	$(12,589)	$(1,950)	$(10,639)
Credit Suisse First Boston Corp.	(509)	Receive fixed rate payments on the IFN Index and pay variable payments based on the 1 Month LIBOR	11,443	15	11,428

			$(1,146)	$(1,935)	$789

(1)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of July 31, 2015.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$15,036,208	$—
Non-Residential Mortgage-Backed Securities	—	404,114	796,421
Residential Mortgage-Backed Securities	—	8,149,519	—
Bank Loans	—	3,155,358	—
Commercial Mortgage-Backed Securities	—	11,995,039	—
Corporate Bonds	—	44,579,350	—
Foreign Government Bonds	—	3,083,128	—
Municipal Bonds	—	389,080	—
Non-Corporate Foreign Agencies	—	1,977,934	—
U.S. Treasury Obligations	—	4,710,811	—
Residential Mortgage-Backed Securities	—	2,789,291	517,295
Affiliated Money Market Mutual Fund	885,256	—	—
Options Purchased	22,300	142,120	—
Options Written	(13,750)	(20,842)	—
Other Financial Instruments*
Futures Contracts	307,425	—	—
Forward Foreign Currency Exchange Contracts	—	7,351	—
Cross Currency Exchange Contracts	—	1,026	—
Over-the-counter interest rate swap agreements	—	(5,848)	—
Exchange-traded interest rate swap agreements	—	20,228	—
Over-the-counter credit default swaps agreements	—	(83,737)	—
Currency Swap Agreements	—	29,172	—
Total Return Swap Agreements	—	(1,146)	—

Total	$1,201,231	$96,358,156	$1,313,716

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities - Collateralized Loan Obligations	Asset-Backed Securities - Non-Residential Mortgage-Backed Securities	Residential Mortgage- Backed Securities	Corporate Bonds
Balance as of 10/31/14	$250,000	$—	$—	$548,873
Accrued discount/premium	—	4	(2,032)	—
Realized gain (loss)	—	—	114	—
Change in unrealized appreciation (depreciation)**	—	(3,547)	(11,972)	—
Purchases	—	799,964	531,185	—
Sales	—	—	—	—
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	(250,000)	—	—	(548,873)

Balance as of 7/31/15	$—	$796,421	$517,295	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.
**	Of which, $(15,519) was included in Net Assets relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of July 31, 2015	Valuation Methodology	Unobservable Inputs
Asset-Backed Securities - Non-Residential Mortgage-Backed Securities	796,421	Market Approach	Single broker indicative quote
Residential Mortgage-Backed Securities	517,295	Market Approach	Single broker indicative quote

	$1,313,716

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Asset-Backed Securities - Collateralized Loan Obligations	250,000	L3 to L2	Single Broker Quote to Evaluated Bid
Corporate Bonds	548,873	L3 to L2	Single Broker Quote to Evaluated Bid

Prudential Total Return Bond Fund

Schedule of Investments

as of July 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 97.9%
ASSET-BACKED SECURITIES — 27.4%
Collateralized Debt Obligations
Cent CDO XI Ltd. (Cayman Islands), Series 2006-11A, Class A1, 144A	0.555	%(a)	04/25/19	1,676	$1,651,446
GEM Ligos III Ltd. (Cayman Islands), Series 2006-3A, Class A2, 144A	0.944	%(a)	03/23/21	2,268	2,256,803

					3,908,249

Collateralized Loan Obligations — 14.6%
ACAS CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	1.467	%(a)	04/20/25	22,550	22,326,275
ACAS CLO Ltd. (Cayman Islands), Series 2013-1A, Class B2, 144A	3.360%		04/20/25	1,550	1,525,853
AIMCO CLO (Cayman Islands), Series 2014-AA, Class A, 144A	1.827	%(a)	07/20/26	7,900	7,873,786
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.476	%(a)	07/13/25	6,100	6,038,298
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1, 144A	1.794	%(a)	04/28/26	13,800	13,741,051
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-3A, Class A2A, 144A	2.544	%(a)	04/28/26	4,100	4,080,488
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-5A, Class A, 144A	1.889	%(a)	10/15/26	44,250	44,183,616
Ares CLO Ltd. (Cayman Islands), Series 2012-2A, Class B1R, 144A	2.136	%(a)	10/12/23	20,000	19,907,086
Ares XXVI CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	1.389	%(a)	04/15/25	5,300	5,234,688
Ares XXVII CLO Ltd. (Cayman Islands), Series 2013-2A, Class A2R, 144A	1.644	%(a)	07/28/25	10,000	9,982,690
Ares XXXI CLO Ltd. (Cayman Islands), Series 2014-31A, Class A1, 144A	1.726	%(a)	08/28/25	8,000	7,986,306
Arrowpoint CLO Ltd. (Cayman Islands), Series 2014-3A, Class A, 144A	1.839	%(a)	10/15/26	9,250	9,238,176
Arrowpoint CLO Ltd. (Cayman Islands), Series 2015-4A, Class A, 144A	1.837	%(a)	04/18/27	59,200	58,888,886
Arrowpoint CLO Ltd. (Cayman Islands), Series 2015-4A, Class B, 144A	2.717	%(a)	04/18/27	21,250	21,237,165
Atlas Senior Loan Fund IV Ltd. (Cayman Islands), Series 2013-2A, Class A1L, 144A	1.774	%(a)	02/17/26	32,750	32,612,869
Atlas Senior Loan Fund VI Ltd. (Cayman Islands), Series 2014-6A, Class A, 144A	1.829	%(a)	10/15/26	16,300	16,243,382
Atlas Senior Loan Fund VI Ltd. (Cayman Islands), Series 2014-6A, Class B, 144A	2.675	%(a)	10/15/26	2,750	2,736,316
Atrium VII (Cayman Islands), Series 7AR, Class BR, 144A	2.026	%(a)	11/16/22	4,000	3,964,915
Atrium X (Cayman Islands), Series 10A, Class A, 144A	1.409	%(a)	07/16/25	49,000	48,387,794
Avery Point VI CLO Ltd. (Cayman Islands), Class 2015-6A, Class A, 144A	1.830	%(a)	08/05/27	29,500	29,354,046
Babson CLO Ltd. (Cayman Islands), Series 2013-IA, Class A, 144A	1.387	%(a)	04/20/25	13,740	13,591,067
Battalion CLO IV Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	1.695	%(a)	10/22/25	3,500	3,486,871
Battalion CLO V Ltd. (Cayman Islands), Series 2014-5A, Class A1, 144A	1.789	%(a)	04/17/26	8,450	8,413,997
Battalion CLO V Ltd. (Cayman Islands), Series 2014-5A, Class A2A, 144A	2.439	%(a)	04/17/26	500	496,151
Battalion CLO V Ltd. (Cayman Islands), Series 2014-5A, Class A2B, 144A	4.410%		04/17/26	1,000	984,467

Battalion CLO VI Ltd. (Cayman Islands), Series 2014-6A, Class A1, 144A	1.739	%(a)	10/17/26	19,250	19,115,194
Battalion CLO VII Ltd. (Cayman Islands), Series 2014-7A, Class A1, 144A	1.889	%(a)	10/17/26	22,250	22,216,313
Battalion CLO VIII Ltd. (Cayman Islands), Series 2015-8A, Class A1, 144A	1.816	%(a)	04/18/27	35,500	35,504,704
Benefit Street Partners CLO II Ltd. (Cayman Islands), Series 2013-IIA, Class A1, 144A	1.489	%(a)	07/15/24	16,300	16,137,621
Benefit Street Partners CLO V Ltd. (Cayman Islands), Series 2014-VA, Class A, 144A	1.887	%(a)	10/20/26	13,000	13,011,583
Black Diamond CLO Delaware Corp. (Cayman Islands), Series 2005-1A, Class A1, 144A	0.551	%(a)	06/20/17	116	115,619
Blue Hill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	1.769	%(a)	01/15/26	4,300	4,295,255
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.439	%(a)	04/17/25	15,600	15,433,164
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class B1, 144A	2.039	%(a)	04/17/25	13,500	13,261,126
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1A, 144A	1.755	%(a)	07/27/26	14,750	14,737,352
Catamaran CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	1.837	%(a)	04/20/26	14,300	14,284,350
Catamaran CLO Ltd. (Cayman Islands), Series 2014-2A, Class A1, 144A	1.797	%(a)	10/18/26	16,750	16,699,149
Catamaran CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	1.807	%(a)	04/22/27	76,250	75,843,648
Cavalry CLO II (Cayman Islands), Series 2A, Class A, 144A	1.639	%(a)	01/17/24	10,000	9,914,079
CIFC Funding Ltd. (Cayman Islands), Series 2012-1AR, Class A1R, 144A	1.425	%(a)	08/14/24	1,700	1,704,077
ECP CLO Ltd. (Cayman Islands), Series 2014-6A, Class A1A, 144A	1.739	%(a)	07/15/26	10,250	10,181,302
Flatiron CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.689	%(a)	01/17/26	11,000	10,956,005
Galaxy XVIII CLO Ltd. (Cayman Islands), Series 2014-18A, Class A, 144A	1.759	%(a)	10/15/26	16,750	16,648,001
Highbridge Loan Management Ltd. (Cayman Islands), Series 2015-6A, Class A, 144A	1.740	%(a)	05/05/27	73,000	72,775,649
ICG US CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1B, 144A	3.280%		01/25/27	20,000	20,003,032
ING Investment Management CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.416	%(a)	04/15/24	10,050	9,919,667
ING Investment Management CLO Ltd. (Cayman Islands), Series 2013-2A, Class A1, 144A	1.445	%(a)	04/25/25	3,250	3,208,476
Jackson Mill CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	1.763	%(a)	04/15/27	25,000	25,008,662
Jefferson Mill CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1, 144A	1.782	%(a)	07/20/27	15,000	14,914,500
KVK CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	1.864	%(a)	05/15/26	6,700	6,688,627
KVK CLO Ltd. (Cayman Islands), Series 2014-1A, Class A2, 144A	3.670%		05/15/26	2,000	1,997,259
KVK CLO Ltd. (Cayman Islands), Series 2014-1A, Class B, 144A	2.524	%(a)	05/15/26	6,000	5,950,589
KVK CLO Ltd. (Cayman Islands), Series 2014-2A, Class A, 144A	1.839	%(a)	07/15/26	10,250	10,219,243
KVK CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	1.861	%(a)	05/20/27	20,500	20,526,679
Limerock CLO II Ltd. (Cayman Islands), Series 2014-2A, Class A, 144A	1.787	%(a)	04/18/26	5,250	5,227,306

Madison Park Funding IX Ltd. (Cayman Islands), Series 2012-9AR, Class B1R, 144A	2.150	%(a)	08/15/22	10,500	10,421,741
Madison Park Funding X Ltd. (Cayman Islands), Series 2012-10A, Class A1A, 144A	1.657	%(a)	01/20/25	58,500	58,299,936
Magnetite IX Ltd. (Cayman Islands), Series 2014-9A, Class A1, 144A	1.715	%(a)	07/25/26	1,600	1,587,272
Magnetite VIII Ltd. (Cayman Islands), Series 2014-8A, Class A, 144A	1.769	%(a)	04/15/26	28,100	27,957,547
Magnetite XI Ltd. (Cayman Islands), Series 2014-11A, Class A1, 144A	1.624	%(a)	01/18/27	10,750	10,671,100
Mountain View CLO Ltd. (Cayman Islands), Series 2014-1A, Class B, 144A	2.686	%(a)	10/15/26	2,000	1,966,522
Mountain View CLO Ltd. (Cayman Islands), Series 2015-9A, Class A1A, 144A	1.739	%(a)	07/15/27	43,600	43,166,298
Neuberger Berman CLO XII Ltd. (Cayman Islands), Series 2012-12AR, Class BR, 144A	2.395	%(a)	07/25/23	6,250	6,261,586
Neuberger Berman CLO XVI Ltd. (Cayman Islands), Series 2014-16A, Class A1, 144A	1.759	%(a)	04/15/26	11,500	11,438,009
NZCG Funding Ltd. (Cayman Islands), Series 2015-2A, Class A2, 144A	2.612	%(a)	04/27/27	19,500	19,414,073
Ocean Trails CLO IV (Cayman Islands), Series 2013-4A, Class A, 144A	1.577	%(a)	08/13/25	13,500	13,407,460
OZLM Funding IV Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	1.426	%(a)	07/22/25	2,800	2,767,658
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1, 144A	1.781	%(a)	05/21/27	63,800	63,303,993
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-2A, Class A1A, 144A	1.781	%(a)	07/20/27	10,000	9,981,000
Race Point VIII CLO Ltd. (Cayman Islands), Series 2013-8A, Class A, 144A	1.525	%(a)	02/20/25	4,750	4,715,139
Regatta III Funding Ltd. (Cayman Islands), Series 2014-1A, Class A1A, 144A	1.809	%(a)	04/15/26	16,700	16,706,737
Regatta III Funding Ltd. (Cayman Islands), Series 2014-1A, Class A2, 144A	2.387	%(a)	04/15/26	3,350	3,318,870
Regatta IV Funding Ltd. (Cayman Islands), Series 2014-1A, Class A2, 144A	1.825	%(a)	07/25/26	11,750	11,707,429
Regatta V Funding Ltd. (Cayman Islands), Series 2014-1A, Class A1A, 144A	1.855	%(a)	10/25/26	21,000	20,940,144
Seneca Park CLO Ltd. (Cayman Islands), Series 2014-1A, Class A, 144A	1.769	%(a)	07/17/26	3,300	3,299,915
Seneca Park CLO Ltd. (Cayman Islands), Series 2014-1A, Class B2, 144A	4.350%		07/17/26	2,500	2,511,786
Shackleton II CLO Ltd. (Cayman Islands), Series 2012-2A, Class A1, 144A	1.685	%(a)	10/20/23	17,000	16,965,034
Shackleton III CLO Ltd. (Cayman Islands), Series 2013-3A, Class B2, 144A	3.440%		04/15/25	4,900	4,768,103
Shackleton VI CLO (Cayman Islands), Series 2014-6A, Class A1, 144A	1.769	%(a)	07/17/26	56,950	56,948,519
Sheridan Square CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.339	%(a)	04/15/25	17,850	17,572,838
Silver Spring CLO Ltd. (Cayman Islands), Series 2014-1A, Class A, 144A	1.739	%(a)	10/15/26	11,750	11,698,574
Slater Mill Loan Fund LP (Cayman Islands), Series 2012-1A, Class B, 144A	2.926	%(a)	08/17/22	2,000	1,994,586
Sound Point CLO I Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A	2.987	%(a)	10/20/23	4,350	4,339,098
Sound Point CLO VI Ltd. (Cayman Islands), Series 2014-2A, Class A1, 144A	1.647	%(a)	10/20/26	10,500	10,383,177

THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2014-1A, Class B2, 144A	4.730%		04/18/26	5,700	5,723,811
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	1.781	%(a)	07/20/27	30,000	29,983,566
THL Credit Wind River Ltd. (Cayman Islands), Series 2014-3A, Class A, 144A	1.915	%(a)	01/22/27	51,500	51,554,575
Tyron Park CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.409	%(a)	07/15/25	38,165	37,686,873
Vibrant CLO Ltd. (Cayman Islands), Series 2015-3A, Class A1, 144A	1.917	%(a)	04/20/26	77,250	77,307,706
Washington Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	1.787	%(a)	04/20/26	11,550	11,499,584
Washington Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class B2, 144A	4.250%		04/20/26	3,500	3,456,864

					1,584,741,593

Non-Residential Mortgage-Backed Securities — 2.3%
Ally Auto Receivables Trust, Series 2012-4, Class A3	0.590%		01/17/17	357	356,871
Ally Auto Receivables Trust, Series 2014-1, Class A2	0.480%		02/15/17	1,457	1,456,601
Alternative Loan Trust, Series 2004-18CB, Class 3A1	5.250%		09/25/19	90	91,416
American Express Credit Account Master Trust, Series 2013-1, Class B	0.887	%(a)	02/16/21	2,000	2,009,918
American Home Mortgage Investment Trust, Series 2004-4, Class 4A	2.443	%(a)	02/25/45	119	118,428
Avis Budget Rental Car Funding AESOP LLC, Class 2015-2A, Class A, 144A	2.630%		12/20/21	15,500	15,535,619
Banc of America Funding Ltd., Series 2012-R5, Class A, 144A	0.449	%(a)	10/03/39	682	674,278
Banc of America Funding Trust, Series 2005-D, Class A1	2.695	%(a)	05/25/35	167	170,122
Banc of America Funding Trust, Series 2006-I, Class 4A1	2.985	%(a)	10/20/46	72	54,327
Banc of America Funding Trust, Series 2014-R5, Class 1A1, 144A	1.944	%(a)	09/26/45	7,549	7,457,854
Banc of America Mortgage Trust, Series 2004-2, Class 5A1	6.500%		10/25/31	4	4,399
Banc of America Mortgage Trust, Series 2004-E, Class 2A6	2.863	%(a)	06/25/34	1,000	997,142
Banc of America Mortgage Trust, Series 2005-B, Class 2A2	2.665	%(a)	03/25/35	38	34,924
Bank of America Mortgage Trust, Series 2005-B, Class 2A1	2.665	%(a)	03/25/35	1,118	1,030,247
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-4, Class 3A1	2.666	%(a)	08/25/35	657	566,686
Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-3, Class 1A1	2.779	%(a)	05/25/47	735	654,787
Bear Stearns ALT-A Trust, Series 2005-4, Class 23A1	2.534	%(a)	05/25/35	323	312,804
Bear Stearns ALT-A Trust, Series 2005-4, Class 23A2	2.534	%(a)	05/25/35	108	106,488
Bear Stearns ARM Trust, Series 2002-11, Class 1A1	2.354	%(a)	02/25/33	7	6,379
CHL Mortgage Pass-Through Trust, Series 2005-29, Class A1	5.750%		12/25/35	1,736	1,623,661
CHL Mortgage Pass-Through Trust, Series 2005-HYB9, Class 3A2A	2.313	%(a)	02/20/36	72	65,895
FHLMC Structured Pass-Through Securities, Series T-61, Class 1A1	1.556	%(a)	07/25/44	258	261,983
FHLMC Structured Pass-Through Securities, Series T-63, Class 1A1	1.356	%(a)	02/25/45	26	27,089
GE Business Loan Trust, Series 2006-1A, Class D, 144A	1.187	%(a)	05/15/34	54	44,519
Hertz, Series 2015-1A, Class A(b)	2.730%		03/25/21	42,400	42,082,000
IndyMac ARM Trust, Series 2001-H2, Class A1	1.717	%(a)	01/25/32	3	2,600
JPMorgan Resecuritization Trust, Series 2015-1, Class 6A1, 144A	0.467	%(a)	12/27/45	9,137	8,626,164

JPMorgan Resecuritization Trust, Series 2015-2, Class 2A1, 144A	2.187	%(a)	08/26/46		22,603		22,181,637
Marriott Vacation Club Owner Trust, Series 2010-1A, Class A, 144A	3.540%		10/20/32		898		925,227
MASTR Alternative Loan Trust, Series 2004-2, Class 4A1	5.000%		02/25/19		33		33,363
MASTR Alternative Loan Trust, Series 2004-4, Class 4A1	5.000%		04/25/19		69		70,047
MBNA Credit Card Master Note Trust, Series 2005-B3, Class B3, RegS	0.281	%(a)	03/19/18	EUR	3,560		3,893,871
OneMain Financial Issuance Trust, Series 2015-2A, Class A, 144A	2.570%		07/18/25		38,600		38,622,002
Prime Mortgage Trust, Series 2004-CL1, Class 1A2	0.591	%(a)	02/25/34		32		29,839
Prime Mortgage Trust, Series 2004-CL1, Class 2A2	0.591	%(a)	02/25/19		—	(c)	210
Regal Trust IV, Series 1999-1, Class A, 144A	2.187	%(a)	09/29/31		138		128,437
Residental Accredit Loans, Inc., Series 2006-QA1, Class A21	3.747	%(a)	01/25/36		1,389		1,120,302
RFMSI Trust, Series 2003-S9, Class A1	6.500%		03/25/32		20		21,125
Small Business Administration Participation Certificates, Series 2001-20A, Class 1	6.290%		01/01/21		56		60,640
Small Business Administration Participation Certificates, Series 2003-20I, Class 1	5.130%		09/01/23		39		43,034
Springleaf Funding Trust, Series 2015-AA, Class A, 144A	3.160%		11/15/24		38,450		38,845,497
Springleaf Funding Trust, Series 2015-AA, Class B, 144A	3.620%		11/15/24		3,250		3,286,731
Springleaf Funding Trust, Series 2015-AA, Class C, 144A	5.040%		11/15/24		6,000		6,154,320
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A3	2.563	%(a)	02/25/34		336		333,533
Structured Asset Mortgage Investments Trust, Series 2002-AR3, Class A1	0.848	%(a)	09/19/32		35		34,520
Treman Park CLO LLC (Cayman Islands), Series 2015-1A, Class A, 144A	1.761	%(a)	04/20/27		48,250		48,165,611
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2003-AR1, Class 2A	2.166	%(a)	02/25/33		2		1,467
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR4, Class 2A2	2.632	%(a)	04/25/35		722		724,642
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A1	2.625	%(a)	03/25/36		250		248,414
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 1A1	2.694	%(a)	07/25/36		441		433,698
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-5, Class 1A1	5.500%		05/25/37		305		314,388

							250,045,756

Residential Mortgage-Backed Securities — 10.5%
Aames Mortgage Investment Trust, Series 2005-2, Class M4	1.136	%(a)	07/25/35		4,091		3,917,889
ABFC Trust, Series 2003-OPT1, Class A1	0.831	%(a)	04/25/33		6,954		6,650,655
ABFC Trust, Series 2003-WMC1, Class M1	1.166	%(a)	06/25/33		271		259,697
ABFC Trust, Series 2004-OPT1, Class M1	1.241	%(a)	08/25/33		463		437,929
ABFC Trust, Series 2004-OPT5, Class A4	1.441	%(a)	06/25/34		2,567		2,398,685
ABFC Trust, Series 2005-AQ1, Class A4	4.978%		06/25/35		2,852		2,931,172
ABFC Trust, Series 2005-HE2, Class M2	0.941	%(a)	06/25/35		1,571		1,554,207
Accredited Mortgage Loan Trust, Series 2004-4, Class A2D	0.891	%(a)	01/25/35		416		405,847
ACE Securities Corp. Home Equity Loan Trust, Series 2003-HE1, Class M1	1.166	%(a)	11/25/33		999		931,439
ACE Securities Corp. Home Equity Loan Trust, Series 2003-OP1, Class M1	1.241	%(a)	12/25/33		1,255		1,185,083
ACE Securities Corp. Home Equity Loan Trust, Series 2004-FM1, Class M1	1.091	%(a)	09/25/33		333		312,348

ACE Securities Corp. Home Equity Loan Trust, Series 2004-OP1, Class M1	0.971	%(a)	04/25/34		7,585	7,188,319
Aegis Asset-Backed Securities Trust, Series 2005-3, Class M1	0.661	%(a)	08/25/35		804	796,615
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Series 2004-1, Class M1	1.211	%(a)	04/25/34		1,258	1,178,126
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Series 2004-2, Class A3	1.151	%(a)	06/25/34		338	335,526
Aire Valley Mortgages PLC (United Kingdom), Series 2004-1X, Class 3A2, RegS	0.406	%(a)	09/20/66	EUR	6,478	6,914,160
Ameriquest Mortgage Securities, Inc., Series 2001-2, Class M3	3.116	%(a)	10/25/31		97	93,142
Ameriquest Mortgage Securities, Inc. Asset-Backed, Series 2003-10, Class AV1	0.951	%(a)	12/25/33		1,565	1,522,217
Ameriquest Mortgage Securities, Inc. Asset-Backed, Series 2003-10, Class AV2	0.891	%(a)	11/25/33		74	65,351
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-1, Class M1	1.541	%(a)	02/25/33		742	700,988
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-5, Class A6	4.538%		04/25/33		5,913	6,010,964
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-11, Class AV2	0.931	%(a)	12/25/33		1,880	1,815,934
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-R2, Class A1A	0.881	%(a)	04/25/34		3,895	3,832,083
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-R8, Class M1	1.151	%(a)	09/25/34		3,839	3,827,445
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-R11, Class A2D	0.521	%(a)	01/25/36		199	195,666
Amortizing Residential Collateral Trust, Series 2002-BC8, Class A3	1.191	%(a)	11/25/32		422	408,113
Argent Securities, Inc., Series 2003-W2, Class M4	5.816	%(a)	09/25/33		600	560,503
Argent Securities, Inc., Series 2003-W7, Class M1	1.226	%(a)	03/25/34		771	753,754
Argent Securities, Inc., Series 2003-W10, Class M1	1.271	%(a)	01/25/34		1,782	1,645,762
Argent Securities, Inc., Series 2003-W10, Class M2	2.666	%(a)	01/25/34		199	177,064
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W2, Class AF	4.207%		04/25/34		586	591,404
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W6, Class M1	1.016	%(a)	05/25/34		527	503,241
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2005-W2, Class A2C	0.551	%(a)	10/25/35		2,336	2,206,537
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE3, Class M1	1.432	%(a)	06/15/33		1,579	1,506,989
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE4, Class M1	1.432	%(a)	08/15/33		1,880	1,782,882
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE5, Class M1	1.312	%(a)	09/15/33		2,864	2,761,100
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE1, Class M1	1.237	%(a)	01/15/34		4,760	4,521,400
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE3, Class M1	1.001	%(a)	06/25/34		9,439	8,828,807
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE5, Class M1	1.091	%(a)	08/25/34		3,257	3,146,573
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE9, Class M1	1.166	%(a)	12/25/34		3,095	2,907,478
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2005-HE6, Class M2	0.701	%(a)	07/25/35		637	631,644
Banc of America Funding Corp., Series 2015-R3, Class 1A1, 144A	0.381	%(a)	03/27/36		30,128	28,594,015
Banc of America Funding Corp., Series 2015-R3, Class 2A1, 144A	0.321	%(a)	02/27/37		38,186	35,921,179

Banc of America Funding Corp., Series 2015-R3, Class 6A1, 144A	0.357	%(a)	05/28/36	41,457	39,266,704
Banc of America Funding Corp., Series 2015-R4, Class 4A1, 144A	3.500	%(a)	01/01/30	19,538	19,605,332
Banc of America Funding Trust, Series 2014-R2, Class 2A1, 144A	0.397	%(a)	05/26/37	4,038	3,766,965
Banc of America Funding Trust, Series 2015-R2, Class 5A1, 144A	0.352	%(a)	09/29/36	27,871	26,330,581
Bear Stearns Asset-Backed Securities I Trust, Series 2001-HE8, Class M1	1.166	%(a)	09/25/34	570	489,825
Bear Stearns Asset-Backed Securities I Trust, Series 2004-FR2, Class M2	1.211	%(a)	06/25/34	4,100	3,706,015
Bear Stearns Asset-Backed Securities I Trust, Series 2004-HE7, Class M1	1.091	%(a)	08/25/34	4,383	4,125,714
Bear Stearns Asset-Backed Securities I Trust, Series 2004-HE11, Class M2	1.766	%(a)	12/25/34	9,000	8,873,748
Bear Stearns Asset-Backed Securities I Trust, Series 2005-HE5, Class M2	1.226	%(a)	06/25/35	8,112	7,883,882
Bear Stearns Asset-Backed Securities I Trust, Series 2007-HE3, Class 1A2	0.391	%(a)	04/25/37	446	429,515
Bear Stearns Asset-Backed Securities Trust, Series 2002-2, Class A2	1.391	%(a)	10/25/32	104	97,842
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE2, Class M1	1.091	%(a)	03/25/34	2,135	2,039,146
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE3, Class M2	1.916	%(a)	04/25/34	849	775,669
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE5, Class M1	1.046	%(a)	07/25/34	2,777	2,648,922
CDC Mortgage Capital Trust, Series 2002-HE3, Class M2	3.566	%(a)	03/25/33	47	32,190
CDC Mortgage Capital Trust, Series 2003-HE4, Class M1	1.166	%(a)	03/25/34	2,508	2,371,729
Citigroup Mortgage Loan Trust, Series 2006-HE1, Class M1	0.521	%(a)	01/25/36	530	519,718
Citigroup Mortgage Loan Trust, Series 2015-5, Class 2A1, 144A	0.377	%(a)	11/25/36	15,613	14,403,157
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates, Series 2005-OPT3, Class M2	0.641	%(a)	05/25/35	3,596	3,503,199
Countrywide Asset-Backed Certificates, Series 2003-BC5, Class 2A2	0.891	%(a)	12/25/33	779	741,077
Countrywide Asset-Backed Certificates, Series 2004-3, Class 1A	0.611	%(a)	08/25/34	13,599	12,450,796
Countrywide Asset-Backed Certificates, Series 2004-6, Class 1A1	0.731	%(a)	12/25/34	3,507	3,315,815
Countrywide Asset-Backed Certificates, Series 2004-12, Class AF5	5.676%		04/25/35	1,716	1,739,045
Countrywide Asset-Backed Certificates, Series 2004-BC1, Class M1	0.941	%(a)	02/25/34	1,796	1,713,586
Countrywide Asset-Backed Certificates, Series 2004-BC4, Class M1	1.241	%(a)	11/25/34	4,220	3,997,349
Countrywide Asset-Backed Certificates, Series 2006-26, Class 2A3	0.361	%(a)	06/25/37	2,031	1,907,882
Credit Suisse Commercial Mortgage Trust, Series 2015-3R, Class 10A1, 144A	4.000	%(a)	10/29/47	38,123	38,195,687
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE4, Class M2	2.441	%(a)	08/25/32	16	14,413
Credit-Based Asset Servicing and Securitization LLC, Series 2004-CB8, Class M1	0.986	%(a)	12/25/35	4,628	4,329,576
CWABS, Inc. Asset-Backed Certificates Trust, Series 2004-5, Class 3A	0.651	%(a)	09/25/34	1,156	1,139,304

CWABS, Inc. Asset-Backed Certificates Trust, Series 2004-6, Class 2A4	1.091	%(a)	11/25/34		1,033	997,541
CWABS, Inc. Asset-Backed Certificates Trust, Series 2004-6, Class 2A5	0.971	%(a)	11/25/34		1,144	1,103,575
Encore Credit Receivables Trust, Series 2005-1, Class M1	0.851	%(a)	07/25/35		5,862	5,595,438
Equity One Mortgage Pass-Through Trust, Series 2004-3, Class M1	4.941%		07/25/34		132	125,482
Fannie Mae Connecticut Avenue Securities, Series 2014-C04, Class 1M1	2.141	%(a)	11/25/24		7,165	7,215,811
Fannie Mae Connecticut Avenue Securities, Series 2015-C01, Class 1M1	1.691	%(a)	02/25/25		9,697	9,715,000
Fannie Mae REMICS, Series 2000-32, Class FM	0.638	%(a)	10/18/30		2	1,903
Fannie Mae REMICS, Series 2001-29, Class Z	6.500%		07/25/31		69	78,738
FBR Securitization Trust, Series 2005-2, Class M1	0.911	%(a)	09/25/35		1,227	1,216,488
FFMLT Trust, Series 2005-FF2, Class M4	1.076	%(a)	03/25/35		1,857	1,705,784
Finance America Mortgage Loan Trust, Series 2004-2, Class M1	1.016	%(a)	08/25/34		3,043	2,821,489
First Franklin Mortgage Loan Trust, Series 2005-FF3, Class M3	0.911	%(a)	04/25/35		4,500	4,360,887
Freddie Mac REMICS, Series 1628, Class LZ	6.500%		12/15/23		38	41,992
Freddie Mac REMICS, Series 1935, Class JZ	7.000%		02/15/27		147	166,747
Freddie Mac REMICS, Series 2241, Class PH	7.500%		07/15/30		79	91,279
Fremont Home Loan Trust, Series 2003-B, Class M1	1.241	%(a)	12/25/33		4,360	4,156,395
Fremont Home Loan Trust, Series 2004-2, Class M1	1.046	%(a)	07/25/34		1,837	1,651,611
Fremont Home Loan Trust, Series 2004-C, Class M1	1.166	%(a)	08/25/34		2,934	2,738,883
Granite Master Issuer PLC (United Kingdom), Series 2005-1, Class A5, RegS	0.109	%(a)	12/20/54	EUR	3,292	3,597,594
Granite Master Issuer PLC (United Kingdom), Series 2005-4, Class A5, RegS	0.129	%(a)	12/20/54	EUR	4,657	5,092,073
Granite Master Issuer PLC (United Kingdom), Series 2006-2, Class A5, RegS	0.129	%(a)	12/20/54	EUR	1,742	1,905,051
Granite Master Issuer PLC (United Kingdom), Series 2006-3, Class A3	0.268	%(a)	12/20/54		2,681	2,663,537
Granite Master Issuer PLC (United Kingdom), Series 2006-3, Class A5	0.149	%(a)	12/20/54	EUR	3,238	3,541,193
Granite Master Issuer PLC (United Kingdom), Series 2007-1, Class 2A1	0.328	%(a)	12/20/54		2,996	2,978,087
Granite Master Issuer PLC (United Kingdom), Series 2007-1, Class 3A2, RegS	0.129	%(a)	12/20/54	EUR	2,095	2,290,504
Granite Master Issuer PLC (United Kingdom), Series 2007-1, Class 3B1, RegS	0.269	%(a)	12/20/54	EUR	16,300	17,672,326
Granite Master Issuer PLC (United Kingdom), Series 2007-2, Class 3A2, RegS	0.128	%(a)	12/17/54	EUR	2,755	3,012,775
Granite Master Issuer PLC (United Kingdom), Series 2007-2, Class 3B2, RegS	0.248	%(a)	12/17/54	EUR	14,733	15,950,745
Granite Master Issuer PLC (United Kingdom), Series 2007-2, Class 4A1	0.276	%(a)	12/17/54		7,018	6,972,520
GSAA Trust, Series 2006-7, Class AF2	5.995	%(a)	03/25/46		1,453	1,100,676
GSAMP Trust, Series 2004-FM1, Class M1	1.166	%(a)	11/25/33		856	828,811
GSAMP Trust, Series 2004-FM2, Class M1	0.941	%(a)	01/25/34		2,054	1,965,704
GSAMP Trust, Series 2004-HE2, Class M1	1.166	%(a)	09/25/34		2,947	2,725,071
GSMSC Resecuritization Trust, Series 2015-3R, Class 1A1, 144A	0.327	%(a)	01/26/37		22,164	21,284,041
GSMSC Resecuritization Trust, Series 2015-3R, Class 1A2, 144A	0.327	%(a)	01/26/37		6,300	4,992,120
GSMSC Resecuritization Trust, Series 2015-3R, Class 2A1, 144A	0.327	%(a)	10/26/36		23,690	22,356,108
GSMSC Resecuritization Trust, Series 2015-3R, Class 2A2, 144A	0.327	%(a)	10/26/36		5,200	3,719,560
Home Equity Asset Trust, Series 2002-4, Class M1	1.691	%(a)	03/25/33		3,981	3,846,112

Home Equity Asset Trust, Series 2003-3, Class M1	1.481	%(a)	08/25/33	1,869	1,778,322
Home Equity Asset Trust, Series 2003-5, Class M1	1.241	%(a)	12/25/33	212	201,952
Home Equity Asset Trust, Series 2003-6, Class M1	1.241	%(a)	02/25/34	3,694	3,488,508
Home Equity Asset Trust, Series 2004-2, Class M1	0.986	%(a)	07/25/34	2,849	2,668,270
Home Equity Asset Trust, Series 2004-7, Class M1	1.121	%(a)	01/25/35	1,214	1,149,132
HSBC Home Equity Loan Trust U.S.A., Series 2006-3, Class M1	0.448	%(a)	03/20/36	8,000	7,716,264
HSBC Home Equity Loan Trust U.S.A., Series 2006-4, Class A4	0.418	%(a)	03/20/36	838	831,175
HSBC Home Equity Loan Trust U.S.A., Series 2006-4, Class M1	0.448	%(a)	03/20/36	7,600	7,378,620
HSBC Home Equity Loan Trust U.S.A., Series 2007-2, Class A4	0.488	%(a)	07/20/36	1,405	1,386,827
HSBC Home Equity Loan Trust U.S.A., Series 2007-2, Class M1	0.498	%(a)	07/20/36	3,210	3,034,410
HSBC Home Equity Loan Trust U.S.A., Series 2007-2, Class M2	0.558	%(a)	07/20/36	710	656,653
HSBC Home Equity Loan Trust U.S.A., Series 2007-3, Class A4	1.688	%(a)	11/20/36	970	964,722
IndyMac Residential Asset-Backed Trust, Series 2005-A, Class M3	0.741	%(a)	03/25/35	1,750	1,725,720
JPMorgan Alternative Loan Trust, Series 2006-A1, Class 4A1	2.596	%(a)	03/25/36	329	260,364
JPMorgan Mortgage Acquisition Corp., Series 2005-WMC1, Class M2	0.631	%(a)	09/25/35	1,604	1,473,391
Long Beach Mortgage Loan Trust, Series 2004-1, Class M1	0.941	%(a)	02/25/34	1,468	1,395,794
Long Beach Mortgage Loan Trust, Series 2004-2, Class M1	0.986	%(a)	06/25/34	497	479,690
Long Beach Mortgage Loan Trust, Series 2004-4, Class 1A1	0.751	%(a)	10/25/34	14	12,973
LSTAR Securities Investment Trust, Series 2014-1, Class NOTE, 144A	3.287	%(a)	09/01/21	36,322	36,452,064
LSTAR Securities Investment Trust, Series 2014-2, Class A, 144A	2.187	%(a)	01/01/20	33,518	33,245,618
LSTAR Securities Investment Trust, Series 2014-2, Class A, 144A	2.187	%(a)	12/01/21	16,482	16,362,941
LSTAR Securities Investment Trust, Series 2015-1, Class A, 144A	2.189	%(a)	01/01/20	34,668	34,544,014
LSTAR Securities Investment Trust, Series 2015-3, Class A, 144A	2.189	%(a)	03/01/20	30,135	29,886,842
LSTAR Securities Investment Trust, Series 2015-4, Class A1, 144A	2.189	%(a)	04/01/20	29,450	29,034,802
LSTAR Securities Investment Trust, Series 2015-5, Class A1, 144A	2.187	%(a)	04/01/20	20,208	20,117,888
LSTAR Securities Investment Trust, Series 2015-6, Class A, 144A	2.187	%(a)	05/01/20	64,537	63,852,227
LSTAR Securities Investment Trust, Series 2015-7, Class A, 144A	2.188	%(a)	07/01/20	44,500	43,819,034
MASTR Asset-Backed Securities Trust, Series 2003-OPT1, Class M2	2.966	%(a)	12/25/32	2,923	2,933,834
MASTR Asset-Backed Securities Trust, Series 2004-HE1, Class M2	1.286	%(a)	09/25/34	2,177	2,159,411
MASTR Asset-Backed Securities Trust, Series 2004-WMC1, Class M1	0.971	%(a)	02/25/34	994	944,985
MASTR Asset-Backed Securities Trust, Series 2004-WMC3, Class M1	1.016	%(a)	10/25/34	5,691	5,365,571

MASTR Asset-Backed Securities Trust, Series 2005-NC1, Class M1	0.911	%(a)	12/25/34	2,208	2,013,425
Merrill Lynch Mortgage Investors Trust, Series 2002-HE1, Class A1	1.191	%(a)	08/25/32	4,604	4,446,704
Merrill Lynch Mortgage Investors Trust, Series 2003-OPT1, Class A3	0.911	%(a)	07/25/34	807	777,171
Merrill Lynch Mortgage Investors Trust, Series 2004-OPT1, Class A1A	0.711	%(a)	06/25/35	1,162	1,114,389
Merrill Lynch Mortgage Investors Trust, Series 2004-OPT1, Class A2A	0.911	%(a)	06/25/35	1,160	1,055,121
Merrill Lynch Mortgage Investors Trust, Series 2004-WMC3, Class M2	2.036	%(a)	01/25/35	4,430	4,342,849
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-HE1, Class M1	1.391	%(a)	05/25/33	1,418	1,330,588
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC5, Class M1	1.466	%(a)	04/25/33	153	151,400
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE3, Class M1	1.046	%(a)	03/25/34	886	838,557
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE4, Class M1	1.091	%(a)	05/25/34	9,906	9,403,167
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE5, Class M1	1.136	%(a)	06/25/34	425	399,766
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE8, Class A7	1.251	%(a)	09/25/34	663	608,186
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC1, Class M1	1.241	%(a)	12/27/33	1,156	1,115,784
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC6, Class M1	1.091	%(a)	07/25/34	5,407	5,102,378
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-OP1, Class M1	1.061	%(a)	11/25/34	1,650	1,504,775
Morgan Stanley ABS Capital I, Inc. Trust,Series 2004-WMC1, Class M1	1.121	%(a)	06/25/34	861	832,790
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-WMC2, Class M1	1.106	%(a)	07/25/34	684	652,108
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-WMC3, Class M2	0.986	%(a)	01/25/35	4,907	4,275,774
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-NC1, Class A2C	0.951	%(a)	01/25/35	2,930	2,888,006
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-NC2, Class M3	0.866	%(a)	03/25/35	3,000	2,873,814
New Century Home Equity Loan Trust, Series 2003-4, Class M1	1.316	%(a)	10/25/33	1,310	1,257,918
New Century Home Equity Loan Trust, Series 2004-1, Class M1	1.076	%(a)	05/25/34	932	876,213
New Century Home Equity Loan Trust, Series 2004-4, Class M1	0.956	%(a)	02/25/35	1,325	1,231,335
Opteum Mortgage Acceptance Corp. Trust, Series 2006-1, Class 1A1B	0.381	%(a)	04/25/36	898	891,809
Option One Mortgage Loan Trust, Series 2004-1, Class M1	1.091	%(a)	01/25/34	3,120	2,902,500
Option One Mortgage Loan Trust, Asset-Backed Certificates, Series 2003-3, Class A2	0.791	%(a)	06/25/33	1,386	1,291,965
Ownit Mortgage Loan Trust, Series 2005-2, Class M4	1.121	%(a)	03/25/36	1,447	1,420,959
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-WHQ2, Class M2	1.136	%(a)	02/25/35	1,017	1,013,539
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-WLL1, Class M3	0.926	%(a)	03/25/35	13,319	12,345,131
Residential Asset Mortgage Products, Inc., Series 2003-RS11, Class AI6A	5.980%		12/25/33	973	1,050,669

Residential Asset Mortgage Products, Inc., Series 2004-RS12, Class MII2	1.391	%(a)	12/25/34	44	43,884
Residential Asset Securities Corp., Series 2004-KS1, Class AI5	5.221%		02/25/34	400	414,755
Salomon Brothers Mortgage Securities VII, Inc., Series 2002-CIT1, Class M2	1.991	%(a)	03/25/32	3,222	2,970,314
Saxon Asset Securities Trust, Series 2002-3, Class M1	1.316	%(a)	12/25/32	51	48,076
Saxon Asset Securities Trust, Series 2005-3, Class M1	0.651	%(a)	11/25/35	831	815,442
Specialty Underwriting & Residential Finance Trust, Series 2003-BC2, Class M1	1.316	%(a)	06/25/34	931	901,340
Specialty Underwriting & Residential Finance Trust, Series 2003-BC4, Class M1	1.091	%(a)	11/25/34	634	588,445
Specialty Underwriting & Residential Finance Trust, Series 2004-BC1, Class M1	0.956	%(a)	02/25/35	1,362	1,251,097
Specialty Underwriting & Residential Finance Trust, Series 2004-BC2, Class A2	0.731	%(a)	05/25/35	390	336,193
Specialty Underwriting & Residential Finance Trust, Series 2004-BC2, Class M1	1.016	%(a)	05/25/35	2,134	2,022,394
Specialty Underwriting & Residential Finance Trust, Series 2004-BC3, Class M1	1.121	%(a)	07/25/35	3,774	3,598,942
Structured Asset Investment Loan Trust, Series 2001-BNC1, Class A2	1.191	%(a)	09/25/34	1,819	1,755,535
Structured Asset Investment Loan Trust, Series 2003-BC7, Class 3A2	1.141	%(a)	07/25/33	1,261	1,207,190
Structured Asset Investment Loan Trust, Series 2003-BC10, Class A4	1.191	%(a)	10/25/33	1,931	1,828,221
Structured Asset Investment Loan Trust (Cayman Islands), Series 2003-BC8, Class 3A3	1.091	%(a)	08/25/33	483	458,072
Structured Asset Investment Loan Trust, Series 2004-1, Class A3	0.991	%(a)	02/25/34	17,088	16,397,780
Structured Asset Investment Loan Trust, Series 2004-6, Class A3	0.991	%(a)	07/25/34	3,686	3,472,450
Structured Asset Investment Loan Trust, Series 2004-7, Class A8	1.391	%(a)	08/25/34	1,110	1,012,778
Structured Asset Investment Loan Trust, Series 2004-BNC1, Class A4	1.131	%(a)	09/25/34	1,808	1,744,817
Structured Asset Investment Loan Trust, Series 2005-7, Class M1	0.926	%(a)	08/25/35	8,000	7,682,424
Structured Asset Investment Loan Trust, Series 2006-2, Class A3	0.371	%(a)	04/25/36	6,153	5,576,343
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2002-1A, Class 4A	2.516	%(a)	02/25/32	8	7,676
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2002-14A, Class 2A1	2.321	%(a)	07/25/32	3	3,158
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2002-HF2, Class M3	3.191	%(a)	07/25/32	185	172,935
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-30, Class 2A1	5.063	%(a)	10/25/33	614	627,346
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-AM1, Class M1	1.541	%(a)	04/25/33	576	561,006
VOLT XXVII LLC, Series 2014-NPL7, Class A1, 144A	3.375%		08/27/57	8,255	8,238,968
VOLT XXX LLC, Series 2015-NPL1, Class A1, 144A	3.625%		10/25/57	34,395	34,345,078
VOLT XXXI LLC, Series 2015-NPL2, Class A1, 144A	3.375%		02/25/55	22,501	22,424,633
VOLT XXXIII LLC, Series 2015-NPL5, Class A1, 144A	3.500%		03/25/55	21,843	21,811,023
VOLT XXXIV LLC, Series 2015-NPL7, Class A1, 144A	3.250%		02/25/55	33,065	32,942,002

					1,136,195,091

TOTAL ASSET-BACKED SECURITIES (cost $2,963,896,520)					2,974,890,689

BANK LOANS(a) — 2.4%
Airlines — 0.1%
American Airlines, Inc.(b)	3.250%	10/12/21		6,000	5,965,716
American Airlines, Inc.(b)	3.500%	10/10/21		3,000	2,995,626
United Airlines, Inc.	3.500%	04/01/19		660	658,163

					9,619,505

Automotive — 0.1%
Chrysler Group LLC	3.250%	12/31/18		3,990	3,985,909
Chrysler Group LLC	3.500%	05/24/17		11,012	11,002,626

					14,988,535

Cable — 0.2%
Cequel Communication LLC	3.500%	02/14/19		3,418	3,410,600
Charter Communications Operating LLC	3.000%	07/01/20		3,910	3,895,834
Charter Communications Operating LLC	3.000%	01/03/21		1,990	1,982,662
CSC Holdings LLC	2.782%	04/17/20		533	530,166
Intelsat Jackson Holdings SA (Luxembourg)	3.750%	06/30/19		7,500	7,415,625
Quebecor Media Inc	3.250%	08/17/20		5,234	5,151,000
Virgin Media Investment Holdings Ltd. (United Kingdom)	3.500%	06/30/23		4,347	4,330,343

					26,716,230

Capital Goods — 0.1%
ADS Waste Holdings, Inc.	3.750%	10/09/19		1,445	1,437,139
Generac Power Systems, Inc.	3.250%	05/31/20		9,512	9,448,405

					10,885,544

Chemicals — 0.2%
Axalta Coating Systems US Holdings	3.750%	02/01/20		15,078	15,054,449
CeramTec GmbH (Germany)	4.250%	08/30/20	EUR	2,400	2,639,094
Macdermid, Inc.	4.500%	06/07/20		2,450	2,457,438
OXEA Finance & CY SCA (Luxembourg)	4.500%	01/15/20	EUR	2,620	2,795,037

					22,946,018

Consumer — 0.1%
Advantage Sales & Marketing, Inc.	4.250%	07/23/21		2,978	2,970,470
AECOM Technology Corp.	3.750%	10/15/21		1,288	1,291,561
Revlon Consumer Products Corp.	3.250%	11/20/17		1,719	1,716,382
Spectrum Brands Inc	3.750%	06/23/22		4,441	4,456,924

					10,435,337

Electric — 0.1%
Calpine Construction Finance Co. LP	3.000%	05/04/20		1,029	1,019,567
Calpine Corp.	4.000%	10/09/19		3,969	3,977,450
NRG Energy, Inc.	2.750%	07/01/18		1,466	1,458,586

					6,455,603

Energy - Refining — 0.1%
Energy Transfer Equity LP	3.250%	12/02/19		2,000	1,987,188
Western Refining, Inc.	4.250%	11/12/20		4,962	4,954,466

					6,941,654

Foods — 0.2%
B.C. Unlimited Liability Co.	3.750%	12/10/21		5,408	5,418,533
ARAMARK Corp.	3.250%	02/24/21		3,498	3,489,120
ARAMARK Services, Inc.	3.250%	09/07/19		2,500	2,499,375
Pinnacle Foods Finance LLC	3.000%	04/29/20		2,527	2,518,977
Post Holdings, Inc.	3.750%	06/02/21		1,990	1,987,468
Supervalu, Inc.	4.500%	03/21/19		5,943	5,963,046

					21,876,519

Gaming
CCM Merger, Inc.	4.500%	08/06/21		2,450	2,456,070

Healthcare & Pharmaceutical — 0.4%
Capsugel Holdings US, Inc.	3.500%	08/01/18		3,313	3,309,764
Catalent Pharma Solutions, Inc.	4.250%	05/20/21		1,334	1,337,699
CHS Community Health Systems, Inc.	3.534%	12/31/18		6,054	6,064,266
Community Health Systems, Inc.	2.534%	01/25/19		3,979	3,959,053
Davita Healthcare Partners, Inc.	3.500%	06/24/21		3,960	3,964,950
Endo Luxembourg Finance	3.250%	02/26/21		1,389	1,394,390
Grifols Worldwide OPS Ltd.	3.281%	02/26/21		5,932	5,947,256
Mallinckrodt International Finance (Luxembourg)	3.500%	03/19/21		4,888	4,886,704
Ortho Clinical Diagnostics, Inc.	4.750%	06/30/21		2,228	2,211,072
RPI Finance Trust	3.500%	11/09/20		2,025	2,028,037
Valeant Pharmaceuticals International, Inc. (Canada)	2.191%	10/20/18		1,155	1,148,611
Valeant Pharmaceuticals International, Inc. (Canada)	3.500%	08/05/20		4,000	4,002,144
Valeant Pharmaceuticals International, Inc. (Canada)	4.000%	04/01/22		6,983	7,009,480

					47,263,426

Lodging — 0.1%
Hilton Worldwide Finance LLC	3.500%	10/26/20		6,603	6,610,630

Machinery — 0.1%
Terex Corp.	3.500%	08/13/21		5,483	5,472,319

Media & Entertainment
CBS Outdoor Americas CAP LLC	3.000%	02/01/21		2,000	1,997,500
Entravision Communications Corp.	3.500%	05/29/20		903	894,227

					2,891,727

Packaging
Berry Plastics Group, Inc.	3.750%	01/06/21		908	908,755

Retailers — 0.1%
Douglas Holding AG (Germany)	6.000%	06/30/22	EUR	6,000	6,605,970

Technology — 0.4%
Avago Technologies Finance PTE Ltd. (Luxembourg)	3.750%	05/06/21		2,950	2,953,389
BMC Software Finance, Inc.	5.000%	09/10/20		2,227	2,030,631
First Data Corp.	3.687%	03/26/18		790	788,233
First Data Corp.	3.782%	09/24/18		2,100	2,093,874
First Data Corp.	4.187%	03/24/21		60	60,124
Freescale Semiconductor, Inc.	4.250%	02/28/20		5,890	5,903,312
Interactive Data Corp.	4.750%	05/03/21		3,304	3,314,395
NXP BV (Netherlands)	3.250%	01/10/20		3,945	3,934,950
RBS WorldPay, Inc. (United Kingdom)	5.750%	11/29/19	GBP	2,300	3,590,787
TransUnion LLC	3.750%	04/09/21		8,294	8,238,037
Vantiv LLC	2.282%	06/13/19		5,225	5,159,687

					38,067,419

Telecommunications — 0.1%
Fibertech Networks LLC	5.250%	12/18/19		164	163,715
SBA Senior Finance II LLC	3.250%	03/24/21		4,950	4,914,731
SBA Senior Finance II LLC	3.250%	06/10/22		5,000	4,958,335
Zayo Group LLC	3.750%	05/06/21		2,993	2,982,026

					13,018,807

Transportation Services
RAC Ltd.	5.323%	12/17/21	GBP	2,985	4,673,167

TOTAL BANK LOANS (cost $259,379,319)					258,833,235

COMMERCIAL MORTGAGE-BACKED SECURITIES — 7.7%
Banc of America Commercial Mortgage Trust, Series 2006-2, Class AM	5.762	%(a)	05/10/45	6,450	6,642,965
Banc of America Commercial Mortgage Trust, Series 2006-5, Class A2	5.317%		09/10/47	52	52,354
Banc of America Commercial Mortgage Trust, Series 2006-5, Class AM	5.448%		09/10/47	8,250	8,542,463
Banc of America Commercial Mortgage Trust, Series 2006-6, Class A2	5.309%		10/10/45	341	341,431
Banc of America Commercial Mortgage Trust, Series 2006-6, Class A3	5.369%		10/10/45	2,600	2,615,314
Banc of America Commercial Mortgage Trust, Series 2006-6, Class A4	5.356%		10/10/45	1,110	1,134,184
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A1A	5.562	%(a)	04/10/49	5,848	6,161,260
Banc of America Commercial Mortgage Trust, Series 2007-3, Class A5	5.377%		06/10/49	800	850,165
Banc of America Commercial Mortgage Trust, Series 2007-5, Class A1A	5.361%		02/10/51	2,883	3,070,576
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-1, Class AJ	5.337	%(a)	11/10/42	281	280,812
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-5, Class AJ	5.255	%(a)	10/10/45	2,500	2,512,233
BBCMS Trust, Series 2015-RRI, Class XCP, IO, 144A	0.741	%(a)	05/15/32	324,000	4,234,680
CD Commercial Mortgage Trust, Series 2007-CD4, Class A3	5.293%		12/11/49	215	216,216
CD Commercial Mortgage Trust, Series 2007-CD4, Class AMFX	5.366	%(a)	12/11/49	35,922	37,246,245
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class B, 144A	2.036	%(a)	12/15/27	5,000	4,984,180
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class AM	5.462%		10/15/49	7,085	7,386,665
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A3	5.711	%(a)	12/10/49	81	81,119
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A4	3.575%		05/10/47	11,690	12,151,813
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class A3	3.372%		10/10/47	10,000	10,169,800
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4	5.223%		08/15/48	1,641	1,701,510
Commercial Mortgage Trust, Series 2005-GG5, Class AM	5.277	%(a)	04/10/37	21,750	21,818,621
Commercial Mortgage Trust, Series 2006-C7, Class AM	5.775	%(a)	06/10/46	7,485	7,707,080
Commercial Mortgage Trust, Series 2006-C8, Class AM	5.347%		12/10/46	10,700	11,215,708
Commercial Mortgage Trust, Series 2007-GG9, Class AM	5.475%		03/10/39	16,669	17,354,046
Commercial Mortgage Trust, Series 2012-CR5, Class A3	2.540%		12/10/45	3,000	2,954,037
Commercial Mortgage Trust, Series 2013-CR7, Class A3	2.929%		03/10/46	9,800	9,836,397
Commercial Mortgage Trust, Series 2013-LC6, Class XA, IO	1.755	%(a)	01/10/46	62,736	4,850,401
Commercial Mortgage Trust, Series 2014-UBS3, Class A3	3.546%		06/10/47	12,500	12,894,737
Commercial Mortgage Trust, Series 2014-UBS3, Class XB, IO, 144A	0.359	%(a)	06/10/47	130,681	3,680,108
Commercial Mortgage Trust, Series 2014-UBS4, Class A4	3.420%		08/10/47	10,300	10,521,965
Commercial Mortgage Trust, Series 2015-DC1, Class XA, IO	1.190	%(a)	02/10/48	99,815	7,686,760
Commercial Mortgage Trust, Series 2015-LC21, Class A4	3.708%		07/10/48	15,100	15,674,570
Commercial Mortgage Trust, Series 2015-PC1, Class A5	3.902%		07/10/50	29,800	31,293,099
Commercial Mortgage Trust, Series 2017-UBS6, Class A4	3.378%		12/10/47	14,000	14,249,200

Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Class AJ	5.463	%(a)	02/15/39	8,958	9,065,559
Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Class AM	5.463	%(a)	02/15/39	1,030	1,041,735
Credit Suisse Commercial Mortgage Trust, Series 2006-C2, Class A1A	5.671	%(a)	03/15/39	1,719	1,751,267
Credit Suisse Commercial Mortgage Trust, Series 2007-C5, Class A3	5.694	%(a)	09/15/40	1,098	1,104,511
Credit Suisse Commercial Mortgage Trust, Series 2014-ICE, Class X1CP, IO, 144A	1.686	%(a)	04/15/27	98,185	1,162,511
Credit Suisse Commercial Mortgage Trust, Series 2014-USA, Class A2, 144A	3.953%		09/15/37	20,000	20,939,120
Credit Suisse Commercial Mortgage Trust, Series 2015-Deal, Class XCP, IO, 144A	1.618	%(a)	04/15/29	69,222	1,262,436
Federal National Mortgage Assoc., Series 2015-M8, Class AB2	2.829%		01/25/25	11,400	11,406,293
FHLMC Multifamily Structured Pass-Through Certificates, Series K006, Class AX1, IO	1.015	%(a)	01/25/20	189,030	7,147,996
FHLMC Multifamily Structured Pass-Through Certificates, Series K007, Class X1, IO	1.172	%(a)	04/25/20	21,072	861,482
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class X1, IO	1.641	%(a)	06/25/20	100,055	6,051,652
FHLMC Multifamily Structured Pass-Through Certificates, Series K009, Class X1, IO	1.457	%(a)	08/25/20	3,710	206,031
FHLMC Multifamily Structured Pass-Through Certificates, Series K014, Class X1, IO	1.236	%(a)	04/25/21	12,885	764,856
FHLMC Multifamily Structured Pass-Through Certificates, Series K015, Class X1, IO	1.637	%(a)	07/25/21	1,434	115,923
FHLMC Multifamily Structured Pass-Through Certificates, Series K019, Class X1, IO	1.725	%(a)	03/25/22	135,371	12,469,186
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, IO	1.459	%(a)	05/25/22	48,839	3,896,977
FHLMC Multifamily Structured Pass-Through Certificates, Series K021, Class X1, IO	1.498	%(a)	06/25/22	29,523	2,449,630
FHLMC Multifamily Structured Pass-Through Certificates, Series K024, Class X1, IO	0.893	%(a)	09/25/22	67,546	3,417,060
FHLMC Multifamily Structured Pass-Through Certificates, Series K025, Class X1, IO	0.896	%(a)	10/25/22	30,664	1,594,893
FHLMC Multifamily Structured Pass-Through Certificates, Series K032, Class X1, IO	0.122	%(a)	05/25/23	259,666	2,152,109
FHLMC Multifamily Structured Pass-Through Certificates, Series K044, Class X1, IO	0.757	%(a)	01/25/25	448,105	26,120,028
FHLMC Multifamily Structured Pass-Through Certificates, Series K501, Class X1A, IO	1.606	%(a)	08/25/16	13,335	143,729
FHLMC Multifamily Structured Pass-Through Certificates, Series K702, Class X1, IO	1.452	%(a)	02/25/18	9,216	306,458
FHLMC Multifamily Structured Pass-Through Certificates, Series K703, Class X1, IO	2.034	%(a)	05/25/18	8,920	446,395
FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class X1, IO	1.775	%(a)	05/25/19	31,596	1,799,981
FHLMC Multifamily Structured Pass-Through Certificates, Series K711, Class X1, IO	1.703	%(a)	07/25/19	47,623	2,647,007
FHLMC Multifamily Structured Pass-Through Certificates, Series KAIV, Class X1, IO	1.351	%(a)	06/25/21	2,061	123,621
FHLMC Multifamily Structured Pass-Through Certificates, Series Q001, Class XA, IO	2.375	%(a)	02/25/32	31,028	5,975,737
FHLMC Multifamily Structured Pass-Through Certificates, Series Q002, Class XA, IO	1.236	%(a)	07/25/33	40,143	4,000,201
FREMF Mortgage Trust, Series 2013-K32, Class X2A, IO, 144A	0.100%		10/25/46	1,244,964	7,276,813

GE Commercial Mortgage Corp., Series 2007-C1, Class AAB	5.477%		12/10/49	348	351,368
GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class A4	5.238	%(a)	11/10/45	487	488,590
GS Mortgage Securities Trust, Series 2013-GC16, Class XA, IO	1.531	%(a)	11/10/46	37,575	2,680,166
GS Mortgage Securities Trust, Series 2013-GCJ12, Class A3	2.860%		06/10/46	11,400	11,363,714
GS Mortgage Securities Trust, Series 2013-GCJ14, Class XA, IO	0.883	%(a)	08/10/46	228,067	10,183,854
GS Mortgage Securities Trust, Series 2014-GC20, Class A2	3.002%		04/10/47	3,500	3,617,523
GS Mortgage Securities Trust, Series 2014-GC22, Class XB, IO	0.255	%(a)	06/10/47	37,110	973,466
GS Mortgage Securities Trust, Series 2015-GC28, Class XB, IO	0.349	%(a)	02/10/48	43,393	1,382,892
GS Mortgage Securities Trust, Series 2015-GC32, Class XB, IO	0.010	%(a)	07/10/48	60,188	48,199
Houston Galleria Mall Trust, Series 2015-HGLR, Class XCP, IO, 144A	0.315	%(a)	03/05/23	525,000	8,673,473
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class A2	1.677%		12/15/47	112	112,292
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class A4	2.611%		12/15/47	4,000	3,951,204
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2015-C29, Class XA, IO	0.966	%(a)	05/15/48	52,842	2,759,382
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2015-C29, Class XB, IO	0.084	%(a)	05/15/48	54,147	559,138
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2015-FL7, Class B, 144A	1.987	%(a)	05/15/28	40,000	40,010,040
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2004-CBX, Class AJ	4.951	%(a)	01/12/37	341	341,194
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-CB13, Class A4	5.242	%(a)	01/12/43	1,281	1,281,715
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-CB13, Class AM	5.283	%(a)	01/12/43	6,500	6,534,990
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP3, Class AJ	4.929	%(a)	08/15/42	6,511	6,503,256
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP4, Class AM	4.999	%(a)	10/15/42	750	750,044
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP5, Class AJ	5.360	%(a)	12/15/44	5,218	5,269,340
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB14, Class AM	5.474	%(a)	12/12/44	4,300	4,337,049
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class A3	5.938	%(a)	02/15/51	263	263,561
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A3	3.139%		06/15/45	2,588	2,655,887
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A4	2.875%		12/15/47	11,000	11,015,741
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class A3	3.525%		01/15/46	3,000	3,136,143
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4	2.694%		04/15/46	11,400	11,253,373
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C18, Class A2	2.879%		02/15/47	3,500	3,601,465
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class A3A1	3.472%		07/15/47	5,042	5,215,606
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C21, Class A4	3.493%		08/15/47	9,800	10,123,910

JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C24, Class A3	3.098%		11/15/47	8,040	8,137,043
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C25, Class A4A1	3.408%		11/15/47	7,800	7,935,564
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C25, Class XB, IO	0.103	%(a)	11/15/47	51,813	670,616
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C26, Class A3	3.231%		01/15/48	11,650	11,695,843
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-C28, Class A4	3.227%		10/15/48	35,300	35,176,803
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM	5.263	%(a)	11/15/40	1,832	1,831,885
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A4	5.661	%(a)	03/15/39	28	28,059
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A2	5.300%		11/15/38	228	229,349
Merrill Lynch Mortgage Trust, Series 2006-C1, Class AM	5.676	%(a)	05/12/39	4,286	4,396,866
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A3	5.835	%(a)	06/12/50	305	305,754
Merrill Lynch Mortgage Trust, Series 2007-C1, Class ASB	5.835	%(a)	06/12/50	558	559,290
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class AM	5.877	%(a)	06/12/46	60	61,929
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class XA, IO, 144A	1.820	%(a)	08/15/45	60,001	4,521,969
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A3	2.655%		02/15/46	10,000	9,942,010
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A3	2.863%		12/15/48	3,400	3,398,759
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A3	2.834%		05/15/46	5,900	5,875,786
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A3	3.479%		08/15/47	8,425	8,509,250
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class XA, IO	0.992	%(a)	08/15/47	117,000	7,055,942
Morgan Stanley Capital I Trust, Series 2005-T19, Class AJ	4.985	%(a)	06/12/47	59	58,936
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class A31	5.439%		02/12/44	385	384,385
Morgan Stanley Capital I Trust, Series 2007-HQ12, Class A2	5.678	%(a)	04/12/49	1,122	1,123,926
Morgan Stanley Capital I Trust, Series 2007-IQ14, Class AAB	5.654	%(a)	04/15/49	1,657	1,682,886
Morgan Stanley Capital I Trust, Series 2015-XLF1, Class B, 144A	1.936	%(a)	08/14/31	5,200	5,188,544
Motel 6 Trust, Series 2015-MTL6, Class B, 144A	3.298%		02/05/30	18,700	18,672,511
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A3	2.533%		12/10/45	4,150	4,188,570
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A4	2.792%		12/10/45	5,200	5,182,845
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A3	2.920%		03/10/46	9,100	9,115,798
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class XA, IO, 144A	1.101	%(a)	03/10/46	15,398	938,292
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class XB, IO, 144A	0.442	%(a)	03/10/46	96,528	3,122,198
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A3	2.971%		04/10/46	9,500	9,529,279
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AJ	5.061	%(a)	07/15/42	1,487	1,490,385
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class AJ	5.262	%(a)	10/15/44	1,425	1,426,944

Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A4	5.418	%(a)	01/15/45	1,958	1,966,246
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class AJ	5.515	%(a)	01/15/45	2,000	2,031,670
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class AM	5.466	%(a)	01/15/45	1,000	1,010,684
Wachovia Bank Commercial Mortgage Trust, Series 2006-C24, Class AM	5.609	%(a)	03/15/45	1,000	1,026,367
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class AM	5.714	%(a)	05/15/43	475	487,872
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class APB	5.997%		06/15/45	798	800,212
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A3	5.765	%(a)	07/15/45	15,500	15,851,864
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class APB	5.715	%(a)	06/15/49	965	966,797
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4	5.951	%(a)	02/15/51	5,458	5,723,687
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class XA, IO, 144A	2.078	%(a)	10/15/45	46,719	4,461,263
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class A3	3.986%		07/15/46	6,900	7,429,547
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class A3FL, 144A	1.236	%(a)	07/15/46	27,500	27,558,685
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A4	3.548%		08/15/50	5,910	6,106,821
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class XB, IO	0.360	%(a)	05/15/48	24,936	967,608
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class A4	3.498%		07/15/58	13,700	13,964,615

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $850,154,001)					842,044,640

CORPORATE BONDS — 47.7%
Aerospace & Defense — 0.5%
Embraer Netherlands Finance BV (Brazil), Gtd. Notes	5.050%		06/15/25	3,675	3,592,313
Harris Corp., Sr. Unsec’d. Notes(d)	3.832%		04/27/25	2,700	2,647,963
Lockheed Martin Corp., Sr. Unsec’d. Notes(d)	2.900%		03/01/25	6,495	6,213,195
Precision Castparts Corp., Sr. Unsec’d. Notes	3.250%		06/15/25	37,410	36,933,471
Raytheon Co., Sr. Unsec’d. Notes	3.150%		12/15/24	3,390	3,391,604
Textron, Inc., Sr. Unsec’d. Notes	7.250%		10/01/19	800	935,718

					53,714,264

Airlines — 0.4%
American Airlines Pass-Through Trust, Series 2013-1, Class A, Pass-Through Certificates	4.000%		07/15/25	7,010	7,097,504
American Airlines Pass-Through Trust, Series 2013-2, Class A, Pass-Through Certificates	4.950%		01/15/23	8,999	9,539,357
American Airlines Pass-Through Trust, Series 2014-1, Class A, Pass-Through Certificates	3.700%		10/01/26	3,009	2,990,186
American Airlines Pass-Through Trust, Series 2015-1, Class A, Pass-Through Certificates(d)	3.375%		05/01/27	11,820	11,494,950
Continental Airlines, Inc., Pass-Through Trust, Series 2001-1, Class A-1, Pass-Through Certificates	6.703%		06/15/21	5	4,963
Continental Airlines, Inc., Pass-Through Trust, Series 2001-1, Class B, Pass-Through Certificates	7.373%		12/15/15	170	171,858
Continental Airlines, Inc., Pass-Through Trust, Series 2007-1, Class A, Pass-Through Certificates	5.983%		04/19/22	404	446,702
Continental Airlines, Inc., Pass-Through Trust, Series 2010-1, Class A, Pass-Through Certificates	4.750%		01/12/21	346	362,912

Continental Airlines, Inc., Pass-Through Trust, Series 2012-1, Class A, Pass-Through Certificates	4.150%		04/11/24	2,660	2,722,775
Continental Airlines, Inc., Pass-Through Trust, Series 2012-2, Class A, Pass-Through Certificates	4.000%		10/29/24	899	908,529
Delta Air Lines, Inc., Pass-Through Trust, Series 2007-1, Class A, Pass-Through Certificates	6.821%		08/10/22	1,716	1,968,566
Delta Air Lines, Inc., Pass-Through Trust, Series 2009-1, Class A, Pass-Through Certificates	7.750%		12/17/19	828	946,194
Delta Air Lines, Inc., Pass-Through Trust, Series 2010-2, Class A, Pass-Through Certificates	4.950%		05/23/19	896	950,319
Delta Air Lines, Inc., Pass-Through Trust, Series 2011-1, Class A, Pass-Through Certificates	5.300%		04/15/19	691	746,257
Delta Air Lines, Inc., Pass-Through Trust, Series 2012-1, Class A, Pass-Through Certificates	4.750%		05/07/20	1,455	1,535,545
US Airways Pass-Through Trust, Series 2012-2, Class A, Pass-Through Certificates	4.625%		06/03/25	2,151	2,231,737

					44,118,354

Automotive — 1.9%
American Axle & Manufacturing, Inc., Gtd. Notes	6.625%		10/15/22	4,689	4,900,005
Borgwarner, Inc., Sr. Unsec’d. Notes(d)	3.375%		03/15/25	2,560	2,512,801
Chrysler Group LLC/CG Co-Issuer, Inc., Sec’d. Notes	8.250%		06/15/21	6,175	6,692,156
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	1.875%		01/11/18	800	803,026
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.250%		03/02/20	20,605	20,354,794
Dana Holding Corp., Sr. Unsec’d. Notes	5.375%		09/15/21	1,425	1,453,500
Dana Holding Corp., Sr. Unsec’d. Notes	5.500%		12/15/24	8,175	8,052,375
Ford Holdings LLC, Gtd. Notes	9.375%		03/01/20	3,300	4,139,919
Ford Motor Co., Sr. Unsec’d. Notes(d)	4.750%		01/15/43	4,020	3,944,299
Ford Motor Co., Sr. Unsec’d. Notes	6.375%		02/01/29	2,595	3,058,900
Ford Motor Co., Sr. Unsec’d. Notes	7.450%		07/16/31	5,720	7,306,299
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	0.799	%(a)	09/08/17	200	198,634
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.375%		01/16/18	5,290	5,329,839
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.459%		03/27/20	16,095	15,741,844
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.500%		01/15/16	2,100	2,112,846
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.000%		06/12/17	2,588	2,637,224
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes(d)	3.219%		01/09/22	12,975	12,728,306
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.207%		04/15/16	2,550	2,602,346
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.250%		02/03/17	8,770	9,099,524
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	5.000%		05/15/18	600	644,198
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	5.625%		09/15/15	2,000	2,010,714
General Motors Co., Sr. Unsec’d. Notes(d)	4.000%		04/01/25	5,560	5,342,543
General Motors Co., Sr. Unsec’d. Notes	4.875%		10/02/23	3,725	3,818,904
General Motors Co., Sr. Unsec’d. Notes	6.250%		10/02/43	3,990	4,356,589
General Motors Financial Co., Inc., Gtd. Notes	3.150%		01/15/20	7,490	7,452,288
General Motors Financial Co., Inc., Gtd. Notes(d)	3.450%		04/10/22	27,425	26,422,342
Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A	2.150%		02/26/20	12,370	12,296,968
Harley-Davidson Financial Services, Inc., Gtd. Notes, MTN, 144A	2.700%		03/15/17	650	664,191
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A(d)	4.125%		12/15/18	6,221	6,283,210
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A(d)	4.250%		11/15/19	2,165	2,175,825
Lear Corp., Gtd. Notes(d)	4.750%		01/15/23	3,000	2,977,500
Lear Corp., Gtd. Notes	5.250%		01/15/25	4,600	4,565,500
Lear Corp., Gtd. Notes	5.375%		03/15/24	11,650	11,824,750

Meritor, Inc., Gtd. Notes	6.250%		02/15/24		4,000	4,010,000
Schaeffler Holding Finance BV (Germany), Sr. Sec’d. Notes, PIK, 144A(d)	6.250%		11/15/19		300	316,875

						208,831,034

Banking — 12.8%
Abbey National Treasury Services PLC/London (United Kingdom), Gtd. Notes(d)	2.375%		03/16/20		21,490	21,570,437
African Development Bank (Supranational Bank), Sr. Unsec’d. Notes	7.375%		04/06/23		2,841	3,767,109
African Development Bank (Supranational Bank), Sub. Notes	6.875%		10/15/15		4,769	4,820,124
Ally Financial, Inc., Gtd. Notes	2.750%		01/30/17		1,000	1,002,500
Ally Financial, Inc., Gtd. Notes(d)	3.500%		01/27/19		5,600	5,579,000
Ally Financial, Inc., Gtd. Notes	6.250%		12/01/17		8,400	8,988,000
Ally Financial, Inc., Gtd. Notes(d)	8.000%		03/15/20		2,892	3,412,560
Ally Financial, Inc., Sr. Unsec’d. Notes	3.750%		11/18/19		11,000	10,945,000
American Express Co., Jr. Sub. Notes	4.900	%(a)	12/29/49		8,100	7,925,850
American Express Co., Jr. Sub. Notes	5.200	%(a)	12/31/49		2,750	2,750,000
American Express Co., Sr. Unsec’d. Notes	2.650%		12/02/22		8,090	7,777,362
American Express Co., Sub. Notes	3.625%		12/05/24		10,355	10,186,907
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	2.375%		05/26/20		26,300	26,186,489
Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes	0.500%		07/30/20	ZAR	53,000	2,834,250
Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes	0.500%		09/28/20	ZAR	46,000	2,427,407
Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes	5.593%		07/16/18		2,001	2,236,762
Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes(d)	5.820%		06/16/28		2,879	3,703,229
Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes	6.375%		10/01/28		1,422	1,909,405
Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes, MTN	1.000%		10/01/15		8,000	8,004,152
Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes, RegS	0.500%		08/28/20	ZAR	52,000	2,763,098
Banco de Credito del Peru (Peru), Sr. Unsec’d. Notes, 144A	4.250%		04/01/23		2,532	2,582,640
Banco Santander Chile (Chile), Sr. Unsec’d. Notes, 144A	1.186	%(a)	04/11/17		1,400	1,393,304
Banco Santander Chile (Chile), Sr. Unsec’d. Notes, 144A	3.750%		09/22/15		650	650,067
Bank of America Corp., Jr. Sub. Notes(d)	5.125	%(a)	12/31/49		2,225	2,183,281
Bank of America Corp., Jr. Sub. Notes	8.125	%(a)	12/29/49		5,000	5,343,750
Bank of America Corp., Jr. Sub. Notes, Series K	8.000	%(a)	12/29/49		1,500	1,587,000
Bank of America Corp., Sr. Unsec’d. Notes	0.546	%(a)	10/14/16		1,200	1,193,680
Bank of America Corp., Sr. Unsec’d. Notes(d)	4.000%		04/01/24		3,125	3,199,769
Bank of America Corp., Sr. Unsec’d. Notes(e)	5.700%		01/24/22		16,270	18,519,067
Bank of America Corp., Sr. Unsec’d. Notes	5.875%		01/05/21		3,620	4,128,871
Bank of America Corp., Sr. Unsec’d. Notes	6.000%		09/01/17		1,265	1,371,441
Bank of America Corp., Sr. Unsec’d. Notes	7.625%		06/01/19		3,235	3,836,856
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.625%		03/17/16		2,400	2,440,087
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.125%		01/22/24		15,785	16,332,077
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.000%		05/13/21		1,345	1,480,000
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.650%		05/01/18		2,000	2,187,916
Bank of America Corp., Sr. Unsec’d. Notes, Series 1	3.750%		07/12/16		735	752,528
Bank of America Corp., Sub. Notes(d)	3.950%		04/21/25		19,960	19,357,288
Bank of America Corp., Sub. Notes, MTN(d)	4.000%		01/22/25		6,900	6,768,734
Bank of America Corp., Sub. Notes, MTN	4.200%		08/26/24		18,410	18,485,481
Bank of America Corp., Sub. Notes, MTN	4.250%		10/22/26		6,865	6,761,036
Bank of America NA, Sub. Notes	5.300%		03/15/17		250	264,302

Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes(d)	3.000%		02/24/25	15,120	14,608,551
Bank of Nova Scotia (Canada), Sr. Unsec’d. Notes	0.596	%(a)	04/11/17	3,600	3,591,716
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	3.750%		05/15/24	7,050	7,138,506
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	2.000%		03/16/18	8,515	8,505,131
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	2.875%		06/08/20	23,795	23,715,215
BB&T Corp., Sr. Unsec’d. Notes, MTN(d)	2.450%		01/15/20	12,210	12,277,949
BBVA Bancomer SA/Texas (Mexico), Sub. Notes, RegS	6.500%		03/10/21	2,400	2,652,000
BNP Paribas SA (France), Sr. Unsec’d. Notes(d)	2.375%		05/21/20	9,010	8,986,412
Branch Banking & Trust Co., Sr. Unsec’d. Notes(e)	2.850%		04/01/21	9,550	9,685,963
Capital One Bank USA NA, Sr. Unsec’d. Notes	2.300%		06/05/19	4,075	4,039,784
Capital One Bank USA NA, Sr. Unsec’d. Notes	2.950%		07/23/21	8,385	8,202,685
Capital One Bank USA NA, Sub. Notes	3.375%		02/15/23	7,900	7,620,933
Capital One Financial Corp., Sr. Unsec’d. Notes	3.200%		02/05/25	18,610	17,554,013
Capital One Financial Corp., Sr. Unsec’d. Notes	3.750%		04/24/24	3,100	3,065,444
Capital One Financial Corp., Sr. Unsec’d. Notes	5.250%		02/21/17	1,750	1,847,519
Capital One Financial Corp., Sub. Notes	6.150%		09/01/16	150	157,345
Citigroup, Inc., Sr. Unsec’d. Notes	0.954	%(a)	11/15/16	2,100	2,104,908
Citigroup, Inc., Sr. Unsec’d. Notes(d)	3.300%		04/27/25	23,695	22,900,554
Citigroup, Inc., Sr. Unsec’d. Notes(d)	3.750%		06/16/24	7,950	7,973,556
Citigroup, Inc., Sr. Unsec’d. Notes(d)	4.500%		01/14/22	3,085	3,328,477
Citigroup, Inc., Sr. Unsec’d. Notes	6.125%		11/21/17	750	821,709
Citigroup, Inc., Sr. Unsec’d. Notes	6.125%		05/15/18	4,350	4,827,517
Citigroup, Inc., Sr. Unsec’d. Notes	8.125%		07/15/39	2,400	3,484,366
Citigroup, Inc., Sr. Unsec’d. Notes	8.500%		05/22/19	3,385	4,127,710
Citigroup, Inc., Sub. Notes	4.000%		08/05/24	14,400	14,381,683
Citigroup, Inc., Sub. Notes	4.050%		07/30/22	9,835	10,104,135
Citigroup, Inc., Sub. Notes(d)	4.300%		11/20/26	5,900	5,861,426
Citigroup, Inc., Sub. Notes(d)	5.300%		05/06/44	1,235	1,296,325
Compass Bank, Sr. Unsec’d. Notes	1.850%		09/29/17	5,130	5,130,523
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	3.750%		01/15/16	9,069	9,160,524
Credit Agricole SA (France), Jr. Sub. Notes, RegS	7.875	%(a)	12/29/49	1,000	1,044,061
Credit Suisse (Switzerland), Sr. Unsec’d. Notes, MTN(d)	3.625%		09/09/24	3,450	3,455,303
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes, 144A	2.750%		03/26/20	14,425	14,345,576
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes, 144A	4.875%		05/15/45	13,100	12,960,747
Credit Suisse/New York NY (Switzerland), Sr. Unsec’d. Notes	1.700%		04/27/18	19,535	19,440,197
Credit Suisse/New York NY (Switzerland), Sr. Unsec’d. Notes	1.750%		01/29/18	7,365	7,358,268
Deutsche Bank AG/London (Germany), Sr. Unsec’d. Notes	1.875%		02/13/18	18,380	18,348,791
Deutsche Bank AG/London (Germany), Sr. Unsec’d. Notes(d)	3.700%		05/30/24	4,775	4,776,495
Discover Bank, Sr. Unsec’d. Notes	2.000%		02/21/18	3,575	3,545,481
Discover Bank, Sr. Unsec’d. Notes	4.200%		08/08/23	4,580	4,663,338
Discover Bank, Sr. Unsec’d. Notes	4.250%		03/13/26	675	669,001
Discover Bank, Sub. Notes	7.000%		04/15/20	6,980	8,064,441
Discover Financial Services, Sr. Unsec’d. Notes	3.750%		03/04/25	11,835	11,379,459
Eurasian Development Bank (Supranational Bank), Sr. Unsec’d. Notes, 144A	5.000%		09/26/20	2,855	2,825,194
Fifth Third Bank, Sr. Unsec’d. Notes	1.450%		02/28/18	7,900	7,833,838
Fifth Third Bank, Sr. Unsec’d. Notes	2.375%		04/25/19	1,105	1,110,677
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.375	%(a)	12/29/49	17,210	17,106,740
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.550%		10/23/19	5,300	5,331,588
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.500%		01/23/25	19,430	19,010,137
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.625%		01/22/23	810	817,575

Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	4.000%		03/03/24		4,505	4,609,804
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%		01/24/22		16,755	19,186,385
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.000%		06/15/20		4,520	5,180,905
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.150%		04/01/18		875	970,147
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.250%		09/01/17		840	918,031
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.250%		02/01/41		2,305	2,767,201
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	3.850%		07/08/24		5,040	5,095,359
Goldman Sachs Group, Inc. (The), Sr. Unsec’d Notes, MTN(d)	4.800%		07/08/44		5,220	5,307,106
Goldman Sachs Group, Inc. (The), Sub. Notes(d)	5.150%		05/22/45		12,425	12,308,304
Goldman Sachs Group, Inc. (The), Sub. Notes	6.750%		10/01/37		7,405	8,861,526
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes(d)	4.875%		01/14/22		450	499,811
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	5.100%		04/05/21		230	256,078
HSBC Holdings PLC (United Kingdom), Sub. Notes	6.500%		05/02/36		6,016	7,213,208
HSBC Holdings PLC (United Kingdom), Sub. Notes	6.500%		09/15/37		1,255	1,506,994
Huntington Bancshares, Inc., Sub. Notes(d)	7.000%		12/15/20		120	143,205
ICICI Bank Ltd. (India), Jr. Sub. Notes, 144A	7.250	%(a)	08/29/49		900	921,105
ICICI Bank Ltd./Hong Kong (India), Sr. Unsec’d. Notes, RegS	5.750%		11/16/20		3,215	3,610,738
Inter-American Development Bank (Supranational Bank), Unsec’d. Notes, EMTN, RegS	0.500%		10/30/20	ZAR	53,000	2,810,872
Inter-American Development Bank (Supranational Bank), Unsec’d. Notes, EMTN, RegS	0.500%		11/30/20	ZAR	47,000	2,477,241
Inter-American Development Bank (Supranational Bank), Unsec’d. Notes, EMTN	1.000%		02/27/18		1,216	1,204,869
Inter-American Development Bank (Supranational Bank), Unsec’d. Notes, EMTN	1.000%		03/28/18		595	591,666
Inter-American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	7.000%		06/15/25		7,556	10,288,363
Inter-American Development Bank (Supranational Bank), Unsec’d. Notes, MTN	6.750%		07/15/27		1,300	1,817,992
International Bank for Reconstruction & Development (Supranational Bank), Notes, MTN	0.500%		02/07/23		7,000	6,186,390
International Bank for Reconstruction & Development (Supranational Bank), Notes, MTN	1.000%		11/19/15		1,500	1,502,006
International Bank for Reconstruction & Development (Supranational Bank), Sr. Notes, MTN	1.000%		09/24/15		5,000	5,003,665
International Bank for Reconstruction & Development (Supranational Bank), Sr. Unsec’d. Notes	2.500%		07/29/25		2,000	2,002,458
International Bank for Reconstruction & Development (Supranational Bank), Sr. Unsec’d. Notes, MTN	0.510%		10/12/17		10,000	9,890,200
International Bank for Reconstruction & Development (Supranational Bank), Sr. Unsec’d. Notes, MTN	1.000%		04/07/16		1,500	1,504,296
International Finance Corp. (Supranational Bank), Sr. Unsec’d. Notes	5.280%		11/21/18	HKD	3,000	431,966
International Finance Corp. (Supranational Bank), Sr. Unsec’d. Notes, GMTN	1.000%		02/09/16		10,000	10,023,500
International Finance Corp. (Supranational Bank), Sr. Unsec’d. Notes, GMTN	7.250%		01/18/17	ZAR	34,000	2,659,207
Intesa Sanpaolo SpA (Italy), Gtd. Notes	3.125%		01/15/16		3,200	3,224,803
JPMorgan Chase & Co., Jr. Sub. Notes	5.300	%(a)	12/29/49		21,720	21,641,808
JPMorgan Chase & Co., Jr. Sub. Notes	7.900	%(a)	04/29/49		5,885	6,208,675
JPMorgan Chase & Co., Sr. Unsec’d. Notes	0.949	%(a)	10/15/15		4,700	4,704,470
JPMorgan Chase & Co., Sr. Unsec’d. Notes(e)	2.250%		01/23/20		22,900	22,607,773
JPMorgan Chase & Co., Sr. Unsec’d. Notes(d)	3.125%		01/23/25		20,770	19,966,616
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.150%		07/05/16		3,355	3,418,805
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.200%		01/25/23		8,265	8,201,483

JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.250%		09/23/22	8,770	8,773,271
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.250%		10/15/20	5,160	5,532,253
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.350%		08/15/21	2,240	2,400,438
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.400%		07/22/20	2,400	2,589,041
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.500%		01/24/22	3,350	3,597,036
JPMorgan Chase & Co., Sr. Unsec’d. Notes	5.600%		07/15/41	830	954,983
JPMorgan Chase & Co., Sr. Unsec’d. Notes, MTN	0.902	%(a)	02/26/16	4,900	4,906,791
JPMorgan Chase & Co., Sub. Notes(d)	3.375%		05/01/23	2,775	2,718,079
JPMorgan Chase & Co., Sub. Notes	3.875%		09/10/24	18,900	18,667,171
JPMorgan Chase & Co., Sub. Notes(d)	4.950%		06/01/45	6,655	6,654,168
JPMorgan Chase & Co., Sub. Notes(d)	5.625%		08/16/43	1,900	2,083,171
KeyBank NA, Sr. Unsec’d. Notes(d)	1.650%		02/01/18	3,350	3,354,439
KeyBank NA, Sr. Unsec’d. Notes	2.250%		03/16/20	13,730	13,632,393
KeyBank NA, Sr. Unsec’d. Notes	2.500%		12/15/19	5,750	5,806,413
KeyCorp, Sr. Unsec’d. Notes, MTN	5.100%		03/24/21	560	621,545
Lloyds Bank PLC (United Kingdom), Gtd. Notes	3.500%		05/14/25	21,195	20,983,707
Lloyds Bank PLC (United Kingdom), Gtd. Notes	4.200%		03/28/17	1,975	2,068,092
Lloyds Bank PLC (United Kingdom), Gtd. Notes	6.375%		01/21/21	2,250	2,670,883
Lloyds Bank PLC (United Kingdom), Gtd. Notes, MTN, 144A	5.800%		01/13/20	6,330	7,218,707
Manufacturers & Traders Trust Co., Sr. Unsec’d. Notes	2.900%		02/06/25	18,295	17,420,773
Mizuho Bank Ltd. (Japan), Gtd. Notes, 144A	1.850%		03/21/18	2,700	2,698,223
Morgan Stanley, Jr. Sub. Notes	5.450	%(a)	12/31/49	2,725	2,708,650
Morgan Stanley, Jr. Sub. Notes, Series J(d)	5.550	%(a)	12/29/49	4,810	4,785,950
Morgan Stanley, Sr. Unsec’d. Notes	1.875%		01/05/18	8,445	8,471,872
Morgan Stanley, Sr. Unsec’d. Notes	3.750%		02/25/23	6,575	6,705,783
Morgan Stanley, Sr. Unsec’d. Notes	4.300%		01/27/45	7,500	7,129,635
Morgan Stanley, Sr. Unsec’d. Notes(d)	5.750%		01/25/21	2,920	3,318,133
Morgan Stanley, Sr. Unsec’d. Notes(d)	6.375%		07/24/42	2,360	2,958,213
Morgan Stanley, Sr. Unsec’d. Notes, GMTN(d)	3.700%		10/23/24	5,000	5,006,945
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.450%		01/09/17	1,635	1,726,094
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.500%		07/28/21	5,485	6,176,724
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.625%		09/23/19	2,530	2,834,546
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.750%		10/18/16	1,800	1,895,501
Morgan Stanley, Sr. Unsec’d. Notes, MTN	6.250%		08/28/17	4,640	5,068,550
Morgan Stanley, Sr. Unsec’d. Notes, MTN	6.625%		04/01/18	3,200	3,584,464
Morgan Stanley, Sub. Notes	3.950%		04/23/27	16,340	15,612,560
Morgan Stanley, Sub. Notes, GMTN	4.350%		09/08/26	15,545	15,516,506
MUFG Americas Holdings Corp, Sr. Unsec’d. Notes	2.250%		02/10/20	16,675	16,563,628
North American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	2.400%		10/26/22	23,000	22,579,514
North American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	4.375%		02/11/20	8,035	8,804,761
Northern Trust Corp., Sub. Notes	3.950%		10/30/25	3,010	3,124,684
People’s United Bank, Sub. Notes	4.000%		07/15/24	1,750	1,736,413
People’s United Financial, Inc., Sr. Unsec’d. Notes	3.650%		12/06/22	3,225	3,239,338
PNC Bank NA, Sr. Unsec’d. Notes	2.950%		02/23/25	22,375	21,641,167
PNC Bank NA, Sub. Notes	2.950%		01/30/23	10,835	10,596,966
PNC Bank NA, Sub. Notes	4.200%		11/01/25	1,450	1,524,864
PNC Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	2.854%		11/09/22	1,600	1,581,408
PNC Financial Services Group, Inc. (The), Sub. Notes	3.900%		04/29/24	2,715	2,739,370
Royal Bank of Scotland Group PLC (The) (United Kingdom), Gtd. Notes	6.125%		01/11/21	3,025	3,513,737
Royal Bank of Scotland Group PLC (The) (United Kingdom), Jr. Sub. Notes, 144A	6.990	%(a)	10/29/49	500	589,375
Royal Bank of Scotland Group PLC (The) (United Kingdom), Sr. Unsec’d. Notes	2.550%		09/18/15	5,025	5,033,497

Santander Bank NA, Sr. Unsec’d. Notes	2.000%		01/12/18		8,825	8,818,937
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	3.000%		09/24/15		1,625	1,626,550
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	4.625%		04/19/16		270	276,597
State Street Corp., Jr. Sub. Notes	5.250	%(a)	12/31/49		13,075	13,208,365
State Street Corp., Jr. Sub. Notes	4.956%		03/15/18		1,375	1,476,222
State Street Corp., Sr. Unsec’d. Notes(d)	3.300%		12/16/24		10,830	10,822,581
State Street Corp., Sr. Unsec’d. Notes(e)	3.700%		11/20/23		5,105	5,303,263
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes	2.450%		01/10/19		1,225	1,236,394
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes	2.450%		01/16/20		10,750	10,751,279
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes	3.000%		01/18/23		5,125	5,079,839
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes, GMTN(d)	2.250%		07/11/19		2,560	2,553,126
SunTrust Bank, Sr. Unsec’d. Notes	2.500%		05/01/19		7,830	7,904,589
SunTrust Bank, Sr. Unsec’d. Notes	2.750%		05/01/23		3,675	3,515,156
Synchrony Financial, Sr. Unsec’d. Notes	2.700%		02/03/20		16,094	15,855,197
UBS AG (Switzerland), Sr. Unsec’d. Notes, MTN(d)	1.800%		03/26/18		13,675	13,672,689
US Bancorp, Jr. Sub. Notes	3.442%		02/01/16		1,890	1,911,735
US Bancorp, Sub. Notes, MTN	2.950%		07/15/22		1,750	1,731,221
US Bancorp, Sub. Notes, MTN	3.600%		09/11/24		12,170	12,259,230
Wells Fargo & Co., Jr. Sub. Notes	7.980	%(a)	03/29/49		2,400	2,601,000
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	3.000%		01/22/21		4,520	4,601,003
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	3.000%		02/19/25		12,000	11,544,996
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN(d)	3.300%		09/09/24		6,650	6,592,617
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN(d)	3.500%		03/08/22		5,970	6,156,527
Wells Fargo & Co., Sub. Notes	4.125%		08/15/23		14,485	14,980,865
Wells Fargo & Co., Sub. Notes	4.480%		01/16/24		4,360	4,585,290
Wells Fargo & Co., Sub. Notes, MTN	4.100%		06/03/26		4,790	4,816,618

						1,386,575,644

Brokerage — 0.1%
Ameriprise Financial, Inc., Sr. Unsec’d. Notes(d)	3.700%		10/15/24		5,400	5,535,308
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500%		01/20/43		1,425	1,427,118
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(f)	6.875	%(a)	05/02/18		745	83,812
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, MTN	2.000%		09/13/16		4,210	4,238,455

						11,284,693

Building Materials & Construction — 1.2%
Brookfield Residential Properties, Inc. (Canada), Gtd. Notes, 144A	6.500%		12/15/20		3,000	3,030,000
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada), Gtd. Notes, 144A	6.125%		07/01/22		16,000	15,600,000
Building Materials Corp. of America, Sr. Unsec’d. Notes, 144A (original cost $24,962,188; purchased 10/27/14-05/07/15)(b)(g)	5.375%		11/15/24		24,350	24,408,440
Cemex Espana Luxembourg (Mexico), Sr. Sec’d. Notes, 144A	9.875%		04/30/19		17,425	19,080,375
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, RegS	9.500%		06/15/18		1,000	1,095,000
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	4.750%		01/11/22	EUR	2,450	2,694,074
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	6.500%		12/10/19		2,000	2,081,900
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	9.500%		06/15/18		11,200	12,264,000
CeramTec Group GmbH (Germany), Gtd. Notes, 144A	8.250%		08/15/21	EUR	500	601,182
Martin Marietta Materials, Inc., Sr. Unsec’d. Notes	4.250%		07/02/24		2,300	2,324,159
Mohawk Industries, Inc., Sr. Unsec’d. Notes	3.850%		02/01/23		673	679,237
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, RegS (original cost $875,000; purchased 09/24/14)(b)(d)(g)	7.125%		06/26/42		800	554,000
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, 144A (original cost $403,750; purchased 06/24/15)(b)(g)	4.375%		04/25/25		500	350,000
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, 144A (original cost $2,763,000; purchased 06/19/14-07/07/14)(b)(g)	5.250%		06/27/29		2,775	1,866,188

Odebrecht Finance Ltd. (Brazil), Gtd. Notes, 144A (original cost $3,278,701; purchased 10/22/12)(b)(d)(g)	7.125%	06/26/42		2,820	1,952,850
Owens Corning, Inc., Gtd. Notes	4.200%	12/15/22		1,625	1,650,690
Standard Pacific Corp., Gtd. Notes	5.875%	11/15/24		5,000	5,137,500
Standard Pacific Corp., Gtd. Notes	6.250%	12/15/21		12,500	13,343,750
Standard Pacific Corp., Gtd. Notes	8.375%	05/15/18		11,798	13,479,215
US Concrete, Inc., Sr. Sec’d. Notes	8.500%	12/01/18		4,435	4,690,012
Vulcan Materials Co., Sr. Unsec’d. Notes	4.500%	04/01/25		5,700	5,671,500

					132,554,072

Cable — 1.7%
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(d)	5.750%	01/15/24		1,100	1,119,937
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	6.500%	04/30/21		10,000	10,456,250
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(d)	7.000%	01/15/19		4,823	5,009,891
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes, 144A	5.125%	05/01/23		9,900	9,801,000
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes, 144A	5.375%	05/01/25		6,100	6,008,500
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes, 144A	5.875%	05/01/27		5,450	5,398,906
CCO Safari II LLC, Sr. Sec’d. Notes, 144A	6.384%	10/23/35		8,170	8,352,044
CCO Safari II LLC, Sr. Sec’d. Notes, 144A	6.484%	10/23/45		9,815	10,158,132
CCO Safari II LLC, Sr. Sec’d. Notes, 144A	6.834%	10/23/55		2,600	2,673,770
Comcast Corp., Gtd. Notes(d)	3.375%	08/15/25		27,650	27,565,806
Comcast Corp., Gtd. Notes(d)	4.600%	08/15/45		2,975	3,033,126
Comcast Corp., Gtd. Notes	6.450%	03/15/37		360	452,147
Comcast Corp., Gtd. Notes(d)	6.950%	08/15/37		1,720	2,277,607
CSC Holdings LLC, Sr. Unsec’d. Notes	6.750%	11/15/21		1,650	1,711,875
CSC Holdings LLC, Sr. Unsec’d. Notes	7.625%	07/15/18		715	788,288
CSC Holdings LLC, Sr. Unsec’d. Notes	8.625%	02/15/19		970	1,103,375
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	3.500%	03/01/16		875	887,079
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	5.150%	03/15/42		2,700	2,573,427
DISH DBS Corp., Gtd. Notes	7.125%	02/01/16		29,065	29,755,294
DISH DBS Corp., Gtd. Notes	7.875%	09/01/19		9,850	11,019,687
Time Warner Cable, Inc., Gtd. Notes	6.750%	07/01/18		1,565	1,741,604
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec’d. Notes, 144A	5.125%	01/21/23	EUR	3,780	4,410,512
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec’d. Notes, 144A	5.500%	09/15/22	EUR	3,083	3,621,651
Unitymedia KabelBW GmbH (Germany), Gtd. Notes, 144A(d)	6.125%	01/15/25		8,000	8,260,000
UPCB Finance IV Ltd. (Netherlands), Sr. Sec’d. Notes, 144A	5.375%	01/15/25		13,645	13,201,537
UPCB Finance V Ltd. (Netherlands), Sr. Sec’d. Notes, 144A	7.250%	11/15/21		9,990	10,764,225
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	6.000%	04/15/21	GBP	2,700	4,400,914

					186,546,584

Capital Goods — 1.5%
AP Moeller-Maersk A/S (Denmark), Unsec’d. Notes, 144A	2.550%	09/22/19	3,655	3,696,963
Ashtead Capital, Inc. (United Kingdom), Sec’d. Notes, 144A	6.500%	07/15/22	3,425	3,600,565
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes(d)	4.875%	11/15/17	4,700	4,805,750
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $3,677,146; purchased 02/10/15)(b)(g)	4.500%	02/15/45	3,720	3,417,423
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $1,279,642; purchased 03/12/12)(b)(g)	2.750%	03/15/17	1,280	1,307,512
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $269,528; purchased 04/24/06)(b)(g)	6.200%	11/01/16	270	285,512
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $967,253; purchased 05/30/13)(b)(g)	6.700%	06/01/34	810	993,544
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $5,100,644; purchased 10/26/11-05/14/13)(b)(g)	7.000%	10/15/37	4,090	5,083,592
Fortune Brands Home & Security, Inc., Sr. Unsec’d. Notes	4.000%	06/15/25	23,420	23,490,845
General Electric Co., Sr. Unsec’d. Notes	4.125%	10/09/42	605	594,898
General Electric Co., Sr. Unsec’d. Notes	4.500%	03/11/44	900	936,878
Griffon Corp., Gtd. Notes	5.250%	03/01/22	6,400	6,240,000
Hertz Corp. (The), Gtd. Notes	6.750%	04/15/19	1,850	1,909,552
Ingersoll-Rand Luxembourg Finance SA, Gtd. Notes	3.550%	11/01/24	3,855	3,800,039
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $3,969,117; purchased 09/24/12)(b)(g)	2.500%	03/15/16	3,975	4,004,256
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $15,106,642; purchased 01/14/13-02/20/15)(b)(g)	2.875%	07/17/18	14,827	15,063,609
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $2,614,225; purchased 04/14/15)(b)(g)	3.750%	05/11/17	2,500	2,582,495
Pentair Finance SA, Gtd. Notes	1.875%	09/15/17	1,075	1,073,511
Rockwell Automation, Inc., Sr. Unsec’d. Notes	5.200%	01/15/98	1,500	1,535,624
Ryder System, Inc., Unsec’d. Notes, MTN	2.650%	03/02/20	7,225	7,230,180
Safway Group Holding LLC/Safway Finance Corp., Sec’d. Notes, 144A	7.000%	05/15/18	1,000	1,020,000
Siemens Financieringsmaatschappij NV (Germany), Gtd. Notes, 144A	3.250%	05/27/25	24,400	24,049,250
United Rentals North America, Inc., Gtd. Notes	5.500%	07/15/25	2,375	2,271,094
United Rentals North America, Inc., Gtd. Notes	6.125%	06/15/23	5,346	5,506,380
United Rentals North America, Inc., Gtd. Notes	7.375%	05/15/20	4,000	4,255,000
United Rentals North America, Inc., Gtd. Notes	7.625%	04/15/22	19,000	20,638,750
United Technologies Corp., Sr. Unsec’d. Notes(d)	4.150%	05/15/45	7,073	6,733,984
United Technologies Corp., Sr. Unsec’d. Notes	4.500%	06/01/42	2,250	2,256,916
Waste Management, Inc., Gtd. Notes(d)	4.100%	03/01/45	1,495	1,376,476
WireCo WorldGroup, Inc., Gtd. Notes	9.500%	05/15/17	1,000	925,000
WW Grainger, Inc., Sr. Unsec’d. Notes	4.600%	06/15/45	4,715	4,845,502
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21	1,505	1,636,754

				167,167,854

Chemicals — 1.2%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	4.125%	03/15/35	1,900	1,738,150
Agrium, Inc. (Canada), Sr. Unsec’d. Notes(d)	4.900%	06/01/43	3,370	3,294,916
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	5.250%	01/15/45	4,285	4,386,190
Agrium, Inc. (Canada), Sr. Unsec’d. Notes(d)	6.125%	01/15/41	1,730	1,978,674
Ashland, Inc., Sr. Unsec’d. Notes	6.875%	05/15/43	10,850	11,148,375
CF Industries, Inc., Gtd. Notes	4.950%	06/01/43	3,565	3,296,630
CF Industries, Inc., Gtd. Notes	5.375%	03/15/44	6,640	6,473,343
CF Industries, Inc., Gtd. Notes	6.875%	05/01/18	240	269,037
CF Industries, Inc., Gtd. Notes	7.125%	05/01/20	195	231,443
Dow Chemical Co. (The), Sr. Unsec’d. Notes(d)	3.000%	11/15/22	3,675	3,563,714

Dow Chemical Co. (The), Sr. Unsec’d. Notes(d)	4.125%	11/15/21	5,320	5,594,661
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.250%	11/15/20	2,500	2,659,033
Dow Chemical Co. (The), Sr. Unsec’d. Notes(d)	4.625%	10/01/44	2,160	2,020,602
Dow Chemical Co. (The), Sr. Unsec’d. Notes	5.250%	11/15/41	2,235	2,278,413
Dow Chemical Co. (The), Sr. Unsec’d. Notes	9.400%	05/15/39	330	502,537
Eastman Chemical Co., Sr. Unsec’d. Notes	2.700%	01/15/20	10,010	10,011,171
Eastman Chemical Co., Sr. Unsec’d. Notes	3.800%	03/15/25	11,475	11,298,067
Eastman Chemical Co., Sr. Unsec’d. Notes	4.650%	10/15/44	2,120	2,022,734
Ecolab, Inc., Sr. Unsec’d. Notes	2.250%	01/12/20	5,125	5,101,184
Koppers, Inc., Gtd. Notes	7.875%	12/01/19	9,000	9,154,260
LYB International Finance BV, Gtd. Notes	4.000%	07/15/23	3,000	3,050,373
LYB International Finance BV, Gtd. Notes	4.875%	03/15/44	3,980	3,851,677
Lyondellbasell Industries NV, Sr. Unsec’d. Notes(d)	4.625%	02/26/55	3,600	3,163,014
LyondellBasell Industries NV, Sr. Unsec’d. Notes	5.000%	04/15/19	3,575	3,878,779
Lyondellbasell Industries NV, Sr. Unsec’d. Notes(d)	5.750%	04/15/24	1,000	1,127,148
LyondellBasell Industries NV, Sr. Unsec’d. Notes	6.000%	11/15/21	9,954	11,320,634
Monsanto Co., Sr. Unsec’d. Notes	3.950%	04/15/45	4,715	3,957,333
Monsanto Co., Sr. Unsec’d. Notes	4.400%	07/15/44	855	761,055
Mosaic Co. (The), Sr. Unsec’d. Notes	5.450%	11/15/33	1,040	1,112,619
Mosaic Co. (The), Sr. Unsec’d. Notes	5.625%	11/15/43	3,455	3,711,351
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A	5.000%	05/01/25	2,025	2,004,750
Union Carbide Corp., Sr. Unsec’d. Notes	7.500%	06/01/25	850	1,067,726
WR Grace & Co., Gtd. Notes, 144A(d)	5.125%	10/01/21	2,800	2,828,000

				128,857,593

Consumer — 0.1%
California Institute of Technology, Sr. Unsec’d. Notes	4.700%	11/01/2111	1,130	1,131,727
First Quality Finance Co., Inc., Sr. Unsec’d. Notes, 144A	4.625%	05/15/21	2,325	2,208,750
Massachusetts Institute of Technology, Unsec’d. Notes	5.600%	07/01/2111	942	1,182,646
QVC, Inc., Sr. Sec’d. Notes	5.125%	07/02/22	1,700	1,753,057

				6,276,180

Electric — 2.5%
AES Corp. (The), Sr. Unsec’d. Notes(d)	5.500%	04/15/25	25,000	23,937,500
American Electric Power Co., Inc., Sr. Unsec’d. Notes	2.950%	12/15/22	2,100	2,049,125
Appalachian Power Co., Sr. Unsec’d. Notes(d)	3.400%	06/01/25	15,645	15,523,720
Calpine Corp., Sr. Sec’d. Notes, 144A	7.875%	01/15/23	28,550	30,637,719
Calpine Corp., Sr. Unsec’d. Notes(d)	5.375%	01/15/23	1,600	1,564,000
Calpine Corp., Sr. Unsec’d. Notes	5.750%	01/15/25	1,675	1,633,125
Commonwealth Edison Co., First Mortgage Bonds	3.700%	03/01/45	2,665	2,453,271
Commonwealth Edison Co., First Mortgage Bonds	6.450%	01/15/38	690	892,777
Covanta Holding Corp., Sr. Unsec’d. Notes	7.250%	12/01/20	6,000	6,285,000
DPL, Inc., Sr. Unsec’d. Notes	6.750%	10/01/19	2,875	3,083,438
DPL, Inc., Sr. Unsec’d. Notes	7.250%	10/15/21	7,975	8,503,344
Duke Energy Carolinas LLC, First Mortgage Bonds(d)	4.250%	12/15/41	1,000	1,010,983
Duke Energy Carolinas LLC, First Ref. Mortgage(d)	3.750%	06/01/45	8,045	7,589,428
Duke Energy Carolinas LLC, First Ref. Mortgage	4.000%	09/30/42	1,025	995,396
Duke Energy Progress, Inc., First Mortgage Bonds	4.100%	03/15/43	2,410	2,370,799
Dynegy, Inc., Gtd. Notes, 144A	6.750%	11/01/19	20,925	21,605,063
Dynegy, Inc., Gtd. Notes, 144A	7.375%	11/01/22	14,315	14,808,868
El Paso Electric Co., Sr. Unsec’d. Notes	6.000%	05/15/35	750	900,417
Entergy Arkansas, Inc., First Mortgage Bonds	3.050%	06/01/23	1,200	1,182,010
Entergy Corp., Sr. Unsec’d. Notes	4.000%	07/15/22	9,860	10,047,892
Entergy Corp., Sr. Unsec’d. Notes	4.700%	01/15/17	2,475	2,569,986
Exelon Corp., Sr. Unsec’d. Notes(d)	3.950%	06/15/25	16,910	17,139,350
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	2.950%	01/15/20	21,135	21,236,321
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	6.200%	10/01/17	750	817,778

Exelon Generation Co. LLC, Sr. Unsec’d. Notes(d)	6.250%		10/01/39	800	886,757
FirstEnergy Corp., Sr. Unsec’d. Notes(d)	7.375%		11/15/31	2,310	2,833,820
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450%		07/15/44	1,175	1,223,688
Georgia Power Co., Sr. Unsec’d. Notes	4.750%		09/01/40	1,050	1,066,250
Iberdrola International BV (Spain), Gtd. Notes	6.750%		09/15/33	15	17,397
Nevada Power Co., General Ref. Mortgage	5.375%		09/15/40	500	570,367
Northeast Utilities, Sr. Unsec’d. Notes(d)	3.150%		01/15/25	5,370	5,235,369
NRG Energy, Inc., Gtd. Notes(d)	6.250%		07/15/22	7,150	7,167,875
NRG Energy, Inc., Gtd. Notes	6.625%		03/15/23	5,250	5,328,750
NRG Energy, Inc., Gtd. Notes	8.250%		09/01/20	2,650	2,759,975
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	6.800%		09/01/18	545	625,984
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes, 144A	2.950%		04/01/25	5,995	5,767,807
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	3.500%		06/15/25	8,380	8,404,084
Pacific Gas & Electric Co., Sr. Unsec’d. Notes(d)	4.300%		03/15/45	2,865	2,818,590
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	4.450%		04/15/42	1,800	1,816,655
PacifiCorp, First Mortgage Bonds	3.350%		07/01/25	9,960	10,046,851
Peco Energy Co., First Ref. Mortgage	4.800%		10/15/43	6,449	7,067,504
Progress Energy, Inc., Sr. Unsec’d. Notes	3.150%		04/01/22	4,000	3,996,536
Public Service Electric & Gas Co., Sec’d. Notes, MTN	3.650%		09/01/42	1,990	1,841,315
Puget Sound Energy, Inc., Sr. Sec’d. Notes	4.434%		11/15/41	2,550	2,602,841
Southern California Edison Co., First Mortgage Bonds	2.400%		02/01/22	5,165	5,071,116
Southern Power Co., Sr. Unsec’d. Notes	5.150%		09/15/41	725	754,796
TransAlta Corp. (Canada), Sr. Unsec’d. Notes	6.650%		05/15/18	725	795,276

					277,536,913

Energy - Integrated — 0.3%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.561%		11/01/21	1,615	1,676,691
BP Capital Markets PLC (United Kingdom), Gtd. Notes	4.500%		10/01/20	435	477,069
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.750%		11/15/39	2,950	3,247,207
Lukoil International Finance BV (Russia), Gtd. Notes, 144A	7.250%		11/05/19	1,375	1,457,500
Pacific Rubiales Energy Corp. (Colombia), Gtd. Notes, 144A	5.375%		01/26/19	9,340	6,631,400
Pacific Rubiales Energy Corp. (Colombia), Gtd. Notes, 144A	7.250%		12/12/21	3,500	2,467,500
Pacific Rubiales Energy Corp. (Colombia), Gtd. Notes, RegS	5.375%		01/26/19	500	355,000
Reliance Holdings USA, Inc. (India), Gtd. Notes, 144A	5.400%		02/14/22	4,773	5,192,418
Sasol Financing International PLC (South Africa), Gtd. Notes	4.500%		11/14/22	11,600	11,658,000

					33,162,785

Energy - Other — 1.0%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	—	%(h)	10/10/36	5,000	1,931,250
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.375%		09/15/17	7,890	8,624,433
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450%		09/15/36	50	56,171
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.950%		06/15/19	175	200,841
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	7.950%		06/15/39	1,600	2,086,450
California Resources Corp., Gtd. Notes(d)	6.000%		11/15/24	3,775	3,057,750
Cameron International Corp., Sr. Unsec’d. Notes	5.950%		06/01/41	2,775	2,867,993
Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes	0.657	%(a)	03/30/16	1,900	1,896,781
Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes	5.900%		02/01/18	9,325	10,135,949
Devon Energy Corp., Sr. Unsec’d. Notes	5.000%		06/15/45	10,515	10,167,301
Devon Energy Corp., Sr. Unsec’d. Notes	7.950%		04/15/32	2,450	3,163,491
Devon Financing Corp. LLC, Gtd. Notes	7.875%		09/30/31	10,000	12,868,190
Halliburton Co., Sr. Unsec’d. Notes(d)	4.500%		11/15/41	485	486,457
Kerr-McGee Corp., Gtd. Notes	6.950%		07/01/24	1,060	1,270,287
Nabors Industries, Inc., Gtd. Notes	4.625%		09/15/21	12,740	12,498,997

Noble Energy, Inc., Sr. Unsec’d. Notes(d)	3.900%		11/15/24	5,950	5,789,909
Noble Energy, Inc., Sr. Unsec’d. Notes	4.150%		12/15/21	7,450	7,699,843
Noble Energy, Inc., Sr. Unsec’d. Notes(d)	5.250%		11/15/43	360	342,590
Noble Energy, Inc., Sr. Unsec’d. Notes	6.000%		03/01/41	1,272	1,306,648
Phillips 66, Gtd. Notes	2.950%		05/01/17	795	814,510
Phillips 66, Gtd. Notes	4.650%		11/15/34	2,970	2,929,528
Phillips 66, Gtd. Notes	4.875%		11/15/44	2,830	2,733,565
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	6.875%		05/01/18	700	777,887
Precision Drilling Corp. (Canada), Gtd. Notes	6.625%		11/15/20	1,000	970,000
Schahin II Finance Co. SPV Ltd. (Brazil), Sr. Sec’d. Notes, 144A (original cost $1,721,263; purchased 03/27/12-07/24/12)(b)(d)(g)	5.875%		09/25/22	1,694	586,513
Southwestern Energy Co., Sr. Unsec’d. Notes	3.300%		01/23/18	4,415	4,479,914
Southwestern Energy Co., Sr. Unsec’d. Notes	4.050%		01/23/20	6,155	6,260,601

					106,003,849

Foods — 1.7%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	8.000%		11/15/39	1,880	2,793,315
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	8.200%		01/15/39	450	679,509
ARAMARK Services, Inc., Gtd. Notes	5.750%		03/15/20	3,200	3,344,000
Bertin SA/Bertin Finance Ltd. (Brazil), Gtd. Notes, 144A	10.250%		10/05/16	360	384,989
BRF SA (Brazil), Sr. Unsec’d. Notes, 144A	4.750%		05/22/24	3,150	3,044,475
BRF SA (Brazil), Sr. Unsec’d. Notes, 144A	3.950%		05/22/23	1,425	1,318,125
Brinker International, Inc., Sr. Unsec’d. Notes	2.600%		05/15/18	9,282	9,291,208
Coca-Cola Icecek A/S (Turkey), Sr. Unsec’d. Notes, 144A	4.750%		10/01/18	1,275	1,349,000
ConAgra Foods, Inc., Sr. Unsec’d. Notes	0.662	%(a)	07/21/16	2,100	2,093,857
Cott Beverages, Inc. (Canada), Gtd. Notes, 144A	6.750%		01/01/20	11,450	11,922,312
Delhaize Group SA (Belgium), Gtd. Notes	5.700%		10/01/40	750	790,303
Embotelladora Andina SA (Chile), Sr. Unsec’d. Notes, 144A	5.000%		10/01/23	1,935	2,085,655
ESAL GmbH (Brazil), Gtd. Notes, 144A	6.250%		02/05/23	800	788,000
JBS Investments GmbH (Brazil), Gtd. Notes, 144A	7.750%		10/28/20	6,730	7,268,400
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A (original cost $2,385,675; purchased 12/07/11-12/08/11)(b)(g)	7.250%		06/01/21	2,580	2,712,225
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A (original cost $12,130,608; purchased 01/25/12-06/10/15)(b)(d)(g)	8.250%		02/01/20	11,485	12,174,100
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Sr. Unsec’d. Notes, 144A (original cost $9,225,000; purchased 05/20/15)(b)(g)	5.750%		06/15/25	9,225	9,141,468
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Sr. Unsec’d. Notes, 144A (original cost $1,526,630; purchased 07/31/14)(b)(g)	5.875%		07/15/24	1,544	1,567,160
JM Smucker Co. (The), Gtd. Notes, 144A(d)	3.000%		03/15/22	11,465	11,244,952
JM Smucker Co. (The), Gtd. Notes, 144A(d)	3.500%		03/15/25	3,620	3,567,423
Kraft Foods Group, Inc., Sr. Unsec’d. Notes	6.125%		08/23/18	495	552,889
Kraft Foods Group, Inc., Sr. Unsec’d. Notes(d)	6.500%		02/09/40	1,910	2,304,574
Kraft Heinz Foods Co., Gtd. Notes, 144A	5.000%		07/15/35	6,940	7,188,966
Kroger Co. (The), Sr. Unsec’d. Notes	2.950%		11/01/21	18,925	18,755,186
Kroger Co. (The), Sr. Unsec’d. Notes	3.300%		01/15/21	9,215	9,394,573
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	6.300%		10/15/37	1,960	2,379,908
Mead Johnson Nutrition Co., Sr. Unsec’d. Notes	4.600%		06/01/44	3,437	3,268,394
Minerva Luxembourg SA (Brazil), Gtd. Notes, 144A	12.250%		02/10/22	2,270	2,497,000
Sigma Alimentos SA de CV (Mexico), Gtd. Notes, RegS	5.625%		04/14/18	1,750	1,868,125
Smithfield Foods, Inc., Sr. Unsec’d. Notes	6.625%		08/15/22	3,425	3,661,154

Stretford 79 PLC (United Kingdom), Sr. Sec’d. Notes, 144A	6.750%	07/15/24	GBP	1,441	1,921,783
Tyson Foods, Inc., Gtd. Notes(d)	5.150%	08/15/44		9,690	10,062,513
Tyson Foods, Inc., Gtd. Notes	6.600%	04/01/16		5,005	5,187,587
Wm Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A	2.400%	10/21/18		9,205	9,324,849
Wm Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A(d)	3.375%	10/21/20		14,967	15,394,817

					181,322,794

Gaming — 0.6%
Boyd Gaming Corp., Gtd. Notes	9.000%	07/01/20		8,405	9,140,438
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes(d)	4.875%	11/01/20		6,000	6,187,500
MGM Resorts International, Gtd. Notes(d)	6.000%	03/15/23		8,000	8,140,000
MGM Resorts International, Gtd. Notes	6.625%	12/15/21		1,875	1,980,469
MGM Resorts International, Gtd. Notes	8.625%	02/01/19		15,237	17,179,717
Pinnacle Entertainment, Inc., Gtd. Notes	6.375%	08/01/21		3,000	3,236,250
Pinnacle Entertainment, Inc., Gtd. Notes	7.500%	04/15/21		1,030	1,094,375
Pinnacle Entertainment, Inc., Gtd. Notes	8.750%	05/15/20		2,950	3,104,875
Scientific Games International, Inc., Gtd. Notes	10.000%	12/01/22		9,000	8,741,250
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Gtd. Notes, 144A(d)	5.500%	03/01/25		12,225	11,766,562

					70,571,436

Healthcare & Pharmaceutical — 4.9%
Abbott Laboratories, Sr. Unsec’d. Notes(d)	2.950%	03/15/25		17,210	16,587,342
AbbVie, Inc., Sr. Unsec’d. Notes	3.200%	11/06/22		10,995	10,902,125
AbbVie, Inc., Sr. Unsec’d. Notes	3.600%	05/14/25		12,685	12,496,742
AbbVie, Inc., Sr. Unsec’d. Notes	4.500%	05/14/35		20,745	20,187,603
Actavis Funding SCS, Gtd. Notes	3.800%	03/15/25		6,805	6,633,956
Actavis Funding SCS, Gtd. Notes	4.550%	03/15/35		10,825	10,171,830
Actavis Funding SCS, Gtd. Notes	4.750%	03/15/45		6,290	5,930,715
Actavis, Inc., Sr. Unsec’d. Notes	1.875%	10/01/17		1,000	999,644
Allergan Inc., Gtd. Notes	1.350%	03/15/18		2,635	2,591,660
AmerisourceBergen Corp., Sr. Unsec’d. Notes	3.250%	03/01/25		3,875	3,753,437
Amgen, Inc., Sr. Unsec’d. Notes	4.400%	05/01/45		14,320	13,335,872
Amgen, Inc., Sr. Unsec’d. Notes	5.150%	11/15/41		6,010	6,280,865
Amgen, Inc., Sr. Unsec’d. Notes	5.375%	05/15/43		5,020	5,429,125
Amgen, Inc., Sr. Unsec’d. Notes	6.400%	02/01/39		2,010	2,435,971
AstraZeneca PLC (United Kingdom), Sr. Unsec’d. Notes(d)	4.000%	09/18/42		1,375	1,334,398
Baxalta, Inc., Sr. Unsec’d. Notes, 144A	5.250%	06/23/45		7,115	7,200,273
Baylor Scott & White Holdings, Unsec’d. Notes	4.185%	11/15/45		5,750	5,457,521
Becton Dickinson and Co., Sr. Unsec’d. Notes(d)(e)	3.734%	12/15/24		8,655	8,602,707
Boston Scientific Corp., Sr. Unsec’d. Notes	2.850%	05/15/20		7,185	7,159,687
Cardinal Health, Inc., Sr. Unsec’d. Notes	4.900%	09/15/45		2,890	2,908,996
Celgene Corp., Sr. Unsec’d. Notes	3.250%	08/15/22		7,529	7,410,795
CHS/Community Health Systems, Inc., Gtd. Notes(d)	6.875%	02/01/22		13,211	14,135,770
CHS/Community Health Systems, Inc., Gtd. Notes	7.125%	07/15/20		6,000	6,390,000
CHS/Community Health Systems, Inc., Gtd. Notes	8.000%	11/15/19		9,127	9,594,658
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes(d)	5.125%	08/15/18		2,600	2,665,000
ConvaTec Finance International SA (Luxembourg), Sr. Unsec’d. Notes, PIK, 144A	8.250%	01/15/19		6,500	6,418,750
Eli Lilly & Co., Sr. Unsec’d. Notes(d)	2.750%	06/01/25		6,045	5,887,395
Endo Finance LLC/Endo Ltd./Endo Finco, Inc., Gtd. Notes, 144A	6.000%	07/15/23		8,325	8,658,000
Endo Finance LLC/Endo Ltd./Endo Finco, Inc., Gtd. Notes, 144A(d)	6.000%	02/01/25		2,200	2,266,000
Forest Laboratories, Inc., Sr. Unsec’d. Notes, 144A	4.875%	02/15/21		1,560	1,685,912
Forest Laboratories, Inc., Sr. Unsec’d. Notes, 144A	5.000%	12/15/21		4,000	4,334,092
Fresenius Medical Care US Finance II, Inc. (Germany), Gtd. Notes, 144A	4.125%	10/15/20		20,300	20,706,000

Fresenius Medical Care US Finance, Inc. (Germany), Gtd. Notes, 144A	6.500%	09/15/18	2,400	2,652,000
Gilead Sciences, Inc., Sr. Unsec’d. Notes	3.500%	02/01/25	6,730	6,753,831
Gilead Sciences, Inc., Sr. Unsec’d. Notes(d)	4.800%	04/01/44	5,160	5,319,310
HCA Holdings, Inc., Sr. Unsec’d. Notes(d)	6.250%	02/15/21	2,500	2,737,500
HCA, Inc., Gtd. Notes	5.375%	02/01/25	16,000	16,360,000
HCA, Inc., Gtd. Notes	7.500%	02/15/22	3,250	3,786,250
HCA, Inc., Gtd. Notes	8.000%	10/01/18	2,475	2,858,625
HCA, Inc., Sr. Sec’d. Notes	4.250%	10/15/19	11,125	11,451,797
HCA, Inc., Sr. Sec’d. Notes	5.000%	03/15/24	2,250	2,342,813
HCA, Inc., Sr. Sec’d. Notes(d)	5.250%	04/15/25	10,000	10,525,000
Health Care REIT, Inc., Sr. Unsec’d. Notes	4.000%	06/01/25	10,745	10,659,212
HealthSouth Corp., Gtd. Notes	5.125%	03/15/23	2,250	2,250,000
HealthSouth Corp., Gtd. Notes	5.750%	11/01/24	10,300	10,403,000
Horizon Pharma Financing, Inc., Sr. Unsec’d. Notes, 144A	6.625%	05/01/23	3,425	3,596,250
Kindred Healthcare, Inc., Gtd. Notes, 144A	8.000%	01/15/20	8,575	9,282,438
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.200%	02/01/22	9,220	9,115,860
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	2.625%	02/01/20	1,970	1,961,249
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	4.625%	11/15/20	6,355	6,838,628
LifePoint Hospitals, Inc., Gtd. Notes	6.625%	10/01/20	6,830	7,086,125
McKesson Corp., Sr. Unsec’d. Notes	6.000%	03/01/41	4,550	5,278,814
MedAssets, Inc., Gtd. Notes	8.000%	11/15/18	1,800	1,856,250
Medtronic, Inc., Gtd. Notes, 144A	3.500%	03/15/25	18,525	18,490,784
Medtronic, Inc., Gtd. Notes, 144A	4.375%	03/15/35	10,295	10,304,369
Medtronic, Inc., Gtd. Notes, 144A	4.625%	03/15/45	4,220	4,269,412
Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes	4.125%	07/01/52	675	612,467
Merck & Co., Inc., Sr. Unsec’d. Notes(d)	2.750%	02/10/25	17,235	16,497,256
Merck & Co., Inc., Sr. Unsec’d. Notes	4.150%	05/18/43	5,525	5,511,049
Mylan, Inc., Gtd. Notes	2.600%	06/24/18	2,800	2,803,385
New York and Presbyterian Hospital (The), Unsec’d. Notes	4.024%	08/01/45	2,625	2,469,884
Novartis Capital Corp. (Switzerland), Gtd. Notes	4.400%	05/06/44	2,310	2,440,150
Pfizer, Inc., Sr. Unsec’d. Notes(d)	4.300%	06/15/43	2,275	2,274,274
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	2.500%	03/30/20	9,855	9,761,555
Quest Diagnostics, Inc., Sr. Unsec’d. Notes(d)	3.500%	03/30/25	13,980	13,345,755
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A	3.350%	09/30/24	1,390	1,407,741
Select Medical Corp., Gtd. Notes	6.375%	06/01/21	12,000	12,120,000
Tenet Healthcare Corp., Sr. Unsec’d. Notes, 144A(d)	5.500%	03/01/19	9,600	9,768,000
Teva Pharmaceutical Finance IV BV (Israel), Gtd. Notes	3.650%	11/10/21	1,400	1,413,987
Texas Health Resources, Sec’d. Notes	4.330%	11/15/55	3,450	3,354,604
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	5.500%	03/01/23	2,250	2,300,625
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	5.875%	05/15/23	4,900	5,095,510
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	6.750%	08/15/18	7,300	7,669,563
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	6.750%	08/15/21	1,275	1,327,594
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	7.500%	07/15/21	3,000	3,255,000
Valeant Pharmaceuticals International, Inc., Sr. Unsec’d. Notes, 144A	6.125%	04/15/25	6,375	6,661,875
Zimmer Biomet Holdings, Inc., Sr. Unsec’d. Notes	2.000%	04/01/18	10,880	10,870,556
Zimmer Biomet Holdings, Inc., Sr. Unsec’d. Notes	2.700%	04/01/20	7,750	7,722,976
Zoetis, Inc., Sr. Unsec’d. Notes	4.700%	02/01/43	395	376,271

				535,792,435

Healthcare Insurance — 0.7%
Aetna, Inc., Sr. Unsec’d. Notes(d)	3.500%		11/15/24	13,900	13,588,112
Aetna, Inc., Sr. Unsec’d. Notes	4.125%		11/15/42	1,775	1,616,425
Aetna, Inc., Sr. Unsec’d. Notes	4.500%		05/15/42	1,150	1,109,465
Aetna, Inc., Sr. Unsec’d. Notes	6.750%		12/15/37	5,365	6,578,622
Cigna Corp., Sr. Unsec’d. Notes	3.250%		04/15/25	23,430	22,192,240
Cigna Corp., Sr. Unsec’d. Notes	4.000%		02/15/22	1,000	1,027,797
Cigna Corp., Sr. Unsec’d. Notes	5.375%		03/15/17	965	1,027,815
Cigna Corp., Sr. Unsec’d. Notes	5.375%		02/15/42	2,225	2,362,547
Cigna Corp., Sr. Unsec’d. Notes	5.875%		03/15/41	905	1,018,633
Coventry Health Care, Inc., Sr. Unsec’d. Notes	5.450%		06/15/21	500	556,352
Coventry Health Care, Inc., Sr. Unsec’d. Notes	5.950%		03/15/17	1,775	1,895,943
Humana, Inc., Sr. Unsec’d. Notes	2.625%		10/01/19	3,375	3,395,884
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.950%		10/15/42	625	572,136
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.375%		03/15/42	3,380	3,303,646
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.625%		07/15/35	11,315	11,750,978
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.625%		11/15/41	1,725	1,761,617
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	5.700%		10/15/40	185	218,780
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	5.800%		03/15/36	130	153,125
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	5.950%		02/15/41	490	587,939
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.625%		11/15/37	475	610,232
WellPoint, Inc., Sr. Unsec’d. Notes	4.650%		01/15/43	1,855	1,762,589

					77,090,877

Insurance — 1.7%
ACE INA Holdings, Inc., Gtd. Notes	3.150%		03/15/25	7,260	7,052,270
Allied World Assurance Co. Holdings Ltd., Gtd. Notes	5.500%		11/15/20	240	267,128
Allied World Assurance Co. Holdings Ltd., Gtd. Notes	7.500%		08/01/16	890	941,766
American International Group, Inc., Sr. Unsec’d. Notes	3.875%		01/15/35	9,075	8,243,911
American International Group, Inc., Sr. Unsec’d. Notes(d)	4.500%		07/16/44	6,135	5,901,999
American International Group, Inc., Sr. Unsec’d. Notes	4.875%		06/01/22	280	309,449
American International Group, Inc., Sr. Unsec’d. Notes	5.050%		10/01/15	200	201,332
Arch Capital Group US, Inc., Gtd. Notes	5.144%		11/01/43	2,250	2,337,862
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes(d)	4.500%		02/11/43	4,290	4,352,947
Chubb Corp. (The), Jr. Sub. Notes	6.375	%(a)	03/29/67	650	671,938
Dai-ichi Life Insurance Co. Ltd. (The) (Japan), Jr. Sub. Notes, 144A	5.100	%(a)	12/29/49	2,135	2,225,738
Endurance Specialty Holdings Ltd., Sr. Unsec’d. Notes	7.000%		07/15/34	525	627,878
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	4.300%		04/15/43	480	466,353
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	5.125%		04/15/22	1,200	1,334,899
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	5.950%		10/15/36	755	896,593
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	6.100%		10/01/41	995	1,193,982
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.850%		08/01/44	6,650	6,497,529
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.950%		05/01/22	1,325	1,442,936
Liberty Mutual Group, Inc., Gtd. Notes, 144A	5.000%		06/01/21	350	380,349
Liberty Mutual Group, Inc., Gtd. Notes, 144A	6.500%		05/01/42	5,155	6,136,605
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A	6.500%		03/15/35	1,190	1,370,600
Lincoln National Corp., Jr. Sub. Notes(d)	6.050	%(a)	04/20/67	940	846,000
Lincoln National Corp., Sr. Unsec’d. Notes	3.350%		03/09/25	8,115	7,945,210
Lincoln National Corp., Sr. Unsec’d. Notes	4.200%		03/15/22	865	913,892
Lincoln National Corp., Sr. Unsec’d. Notes	6.150%		04/07/36	3,440	4,041,584
Lincoln National Corp., Sr. Unsec’d. Notes	6.300%		10/09/37	4,015	4,805,618
Lincoln National Corp., Sr. Unsec’d. Notes	7.000%		06/15/40	6,530	8,442,467
Lincoln National Corp., Sr. Unsec’d. Notes	8.750%		07/01/19	800	980,664
Markel Corp., Sr. Unsec’d. Notes	4.900%		07/01/22	2,750	2,978,464
Markel Corp., Sr. Unsec’d. Notes	5.000%		03/30/43	300	302,687
Markel Corp., Sr. Unsec’d. Notes	7.125%		09/30/19	6,680	7,822,153
Massachusetts Mutual Life Insurance Co., Sub. Notes, 144A	5.375%		12/01/41	1,260	1,406,038

Massachusetts Mutual Life Insurance Co., Sub. Notes, 144A	8.875%		06/01/39	550	837,487
MetLife Capital Trust IV, Jr. Sub. Notes, 144A	7.875%		12/15/37	759	948,750
MetLife, Inc., Sr. Unsec’d. Notes	4.368%		09/15/23	3,300	3,520,852
MetLife, Inc., Sr. Unsec’d. Notes(d)	4.875%		11/13/43	8,995	9,576,788
MetLife, Inc., Sr. Unsec’d. Notes	5.700%		06/15/35	1,090	1,264,465
MetLife, Inc., Sr. Unsec’d. Notes	7.717%		02/15/19	2,750	3,279,818
New York Life Global Funding, Sec’d. Notes, 144A(d)	1.950%		02/11/20	13,080	12,935,191
Nippon Life Insurance Co. (Japan), Sub. Notes, 144A	5.100	%(a)	10/16/44	7,870	8,196,605
Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	6.063%		03/30/40	979	1,191,679
Ohio National Financial Services, Inc., Sr. Unsec’d. Notes, 144A	6.375%		04/30/20	360	410,511
Principal Financial Group, Inc., Gtd. Notes	4.350%		05/15/43	3,100	2,983,747
Principal Financial Group, Inc., Gtd. Notes	4.625%		09/15/42	275	271,851
Progressive Corp. (The), Jr. Sub. Notes	6.700	%(a)	06/15/37	365	380,513
Progressive Corp. (The), Sr. Unsec’d. Notes	3.700%		01/26/45	10,070	8,999,539
Swiss Re Treasury US Corp., Gtd. Notes, 144A	4.250%		12/06/42	5,235	5,078,903
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.900%		09/15/44	8,119	8,380,481
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	6.850%		12/16/39	830	1,034,058
TIAA Asset Management Finance LLC, Sr. Unsec’d. Notes, 144A (original cost $15,918,750; purchased 02/12/15-03/10/15)(b)(g)	2.950%		11/01/19	15,630	15,791,896
Unum Group, Sr. Unsec’d. Notes	5.625%		09/15/20	225	251,770
W.R. Berkley Corp., Sr. Unsec’d. Notes	4.625%		03/15/22	2,675	2,841,826
W.R. Berkley Corp., Sr. Unsec’d. Notes	5.375%		09/15/20	2,235	2,469,440
Willis Group Holdings PLC, Gtd. Notes	4.125%		03/15/16	630	640,368
XL Group PLC (Ireland), Jr. Sub. Notes	6.500	%(a)	12/31/49	260	220,350

					184,845,729

Lodging — 0.4%
Hilton Worldwide Finance LLC, Gtd. Notes	5.625%		10/15/21	5,000	5,206,250
Marriott International, Inc., Sr. Unsec’d. Notes	3.000%		03/01/19	15,770	16,173,728
Marriott International, Inc., Sr. Unsec’d. Notes	6.375%		06/15/17	6,055	6,571,431
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	7.150%		12/01/19	4,840	5,608,844
Viking Cruises Ltd., Sr. Unsec’d. Notes, 144A (original cost $5,196,375; purchased 05/06/15)(b)(g)	8.500%		10/15/22	4,650	5,167,312
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	2.500%		03/01/18	1,375	1,375,941
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	2.950%		03/01/17	5,370	5,455,984
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	5.625%		03/01/21	980	1,076,921

					46,636,411

Media & Entertainment — 0.9%
21st Century Fox America, Inc., Gtd. Notes	4.500%		02/15/21	4,122	4,481,302
21st Century Fox America, Inc., Gtd. Notes	6.150%		03/01/37	2,325	2,702,345
21st Century Fox America, Inc., Gtd. Notes	6.150%		02/15/41	2,445	2,867,337
21st Century Fox America, Inc., Gtd. Notes	6.900%		08/15/39	160	202,241
21st Century Fox America, Inc., Gtd. Notes	7.625%		11/30/28	550	698,205
AMC Networks, Inc., Gtd. Notes	7.750%		07/15/21	5,685	6,139,800
British Sky Broadcasting Group PLC (United Kingdom), Gtd. Notes, 144A(d)	2.625%		09/16/19	1,900	1,899,090
British Sky Broadcasting Group PLC (United Kingdom), Gtd. Notes, 144A	6.100%		02/15/18	90	98,734

Carlson Travel Holdings, Inc., Sr. Unsec’d. Notes, PIK, 144A (original cost $3,561,250; purchased 08/04/14)(b)(g)	7.500%		08/15/19	3,500	3,543,750
Carnival Corp., Gtd. Notes	1.200%		02/05/16	3,025	3,028,724
CBS Corp., Gtd. Notes	1.950%		07/01/17	1,950	1,962,014
Cinemark USA, Inc., Gtd. Notes	4.875%		06/01/23	16,919	16,644,066
Cinemark USA, Inc., Gtd. Notes	5.125%		12/15/22	5,350	5,376,750
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	6.500%		11/15/22	803	825,083
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	6.500%		11/15/22	2,172	2,264,310
Gannett Co., Inc., Gtd. Notes, 144A	4.875%		09/15/21	1,600	1,604,000
Historic TW, Inc., Gtd. Notes	6.625%		05/15/29	1,198	1,455,342
Liberty Interactive LLC, Sr. Unsec’d. Notes(d)	8.250%		02/01/30	5,000	5,300,000
Myriad International Holdings BV (South Africa), Gtd. Notes, RegS	6.000%		07/18/20	1,300	1,406,629
Myriad International Holdings BV (South Africa), Gtd. Notes, RegS	6.375%		07/28/17	2,000	2,130,000
Myriad International Holdings BV (South Africa), Gtd. Notes, 144A	6.375%		07/28/17	5,720	6,091,800
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., Sr. Sec’d. Notes, 144A (original cost $5,118,750; purchased 09/22/14)(b)(g)	5.000%		08/01/18	5,000	5,112,500
RR Donnelley & Sons Co., Sr. Unsec’d. Notes	8.600%		08/15/16	1,800	1,923,750
Sinclair Television Group, Inc., Gtd. Notes, 144A	5.625%		08/01/24	4,837	4,758,399
Time Warner, Inc., Gtd. Notes	6.200%		03/15/40	2,600	2,979,561
Univision Communications, Inc., Sr. Sec’d. Notes, 144A (original cost $10,847,125; purchased 04/13/15)(b)(d)(g)	5.125%		02/15/25	10,700	10,726,750
Viacom, Inc., Sr. Unsec’d. Notes	4.875%		06/15/43	380	336,471
Viacom, Inc., Sr. Unsec’d. Notes	4.500%		02/27/42	1,851	1,526,288

					98,085,241

Metals — 0.7%
Alcoa, Inc., Sr. Unsec’d. Notes(d)	5.125%		10/01/24	7,515	7,552,575
Anglo American Capital PLC (United Kingdom), Gtd. Notes, 144A	1.239	%(a)	04/15/16	2,000	1,999,866
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(d)	5.125%		06/01/20	1,975	1,979,938
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	6.125%		06/01/18	3,300	3,493,301
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	7.000%		02/25/22	2,400	2,460,000
Berau Capital Resources (Indonesia), Sr. Sec’d. Notes, RegS (original cost $4,197,288; purchased 01/23/12-09/28/12)(b)(g)	12.500%		07/08/49	3,760	2,353,760
CITIC Pacific Ltd. (China), Sr. Unsec’d. Notes, RegS	6.800%		01/17/23	4,221	4,872,343
CITIC Pacific Ltd. (China), Sr. Unsec’d. Notes, RegS, EMTN	6.875%		01/21/18	3,430	3,762,264
EVRAZ Group SA (Russia), Sr. Unsec’d. Notes, RegS	6.750%		04/27/18	1,000	969,220
EVRAZ Group SA (Russia), Sr. Unsec’d. Notes, RegS(d)	7.400%		04/24/17	1,000	1,023,710
Gerdau Trade, Inc. (Brazil), Gtd. Notes, 144A	5.750%		01/30/21	200	197,600
Glencore Finance Canada Ltd. (Switzerland), Gtd. Notes, 144A	2.050%		10/23/15	3,975	3,981,400
Glencore Finance Canada Ltd. (Switzerland), Gtd. Notes, 144A	2.700%		10/25/17	4,200	4,200,273
Goldcorp, Inc. (Canada), Sr. Unsec’d. Notes	3.625%		06/09/21	2,405	2,329,408
New Gold, Inc. (Canada), Gtd. Notes, 144A	7.000%		04/15/20	5,000	4,912,500
New Gold, Inc. (Canada), Sr. Unsec’d. Notes, 144A(d)	6.250%		11/15/22	2,950	2,625,500
Newmont Mining Corp., Gtd. Notes	6.250%		10/01/39	85	77,378
Peabody Energy Corp., Gtd. Notes(d)	6.000%		11/15/18	1,575	574,875
Peabody Energy Corp., Sec’d. Notes, 144A(d)	10.000%		03/15/22	2,050	1,040,375
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes(d)	3.875%		04/23/25	6,650	6,388,256
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	5.875%		04/23/45	10,000	9,160,200
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	6.750%		04/16/40	2,750	2,715,487
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	7.500%		07/27/35	2,055	2,230,908
Teck Resources Ltd. (Canada), Gtd. Notes	6.250%		07/15/41	615	440,494

					71,341,631

Non-Captive Finance — 1.0%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes	4.625%		07/01/22		3,650	3,718,437
CIT Group, Inc., Sr. Unsec’d. Notes	4.250%		08/15/17		1,200	1,227,000
CIT Group, Inc., Sr. Unsec’d. Notes	5.000%		05/15/17		5,750	5,951,250
CIT Group, Inc., Sr. Unsec’d. Notes(d)	5.000%		08/15/22		3,650	3,709,313
CIT Group, Inc., Sr. Unsec’d. Notes, 144A	5.500%		02/15/19		11,000	11,632,500
CIT Group, Inc., Sr. Unsec’d. Notes, 144A	6.625%		04/01/18		5,000	5,387,500
General Electric Capital Corp., Sr. Unsec’d. Notes, GMTN(d)	2.200%		01/09/20		14,690	14,711,051
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	5.875%		01/14/38		3,164	3,880,842
General Electric Capital Corp., Sr. Unsec’d. Notes, GMTN(d)	6.875%		01/10/39		9,493	12,953,730
General Electric Capital Corp., Sub. Notes	5.300%		02/11/21		545	615,476
HSBC Finance Capital Trust IX (United Kingdom), Gtd. Notes	5.911	%(a)	11/30/35		900	901,350
HSBC Finance Corp., Sub. Notes	6.676%		01/15/21		145	169,285
International Lease Finance Corp., Sr. Sec’d. Notes, 144A	7.125%		09/01/18		1,900	2,120,875
International Lease Finance Corp., Sr. Unsec’d. Notes	5.750%		05/15/16		575	589,375
International Lease Finance Corp., Sr. Unsec’d. Notes	6.250%		05/15/19		700	762,895
International Lease Finance Corp., Sr. Unsec’d. Notes	8.750%		03/15/17		18,530	20,209,189
Navient Corp., Sr. Unsec’d. Notes, MTN	6.250%		01/25/16		630	636,300
Navient Corp., Sr. Unsec’d. Notes, MTN	3.875%		09/10/15		1,750	1,750,000
Navient Corp., Sr. Unsec’d. Notes, MTN	4.625%		09/25/17		11,150	11,080,312
Navient Corp., Sr. Unsec’d. Notes, MTN	6.000%		01/25/17		1,250	1,274,219
Navient Corp., Sr. Unsec’d. Notes, MTN(d)	8.450%		06/15/18		5,400	5,832,000
Preferred Term Securities X Ltd./Preferred Term Securities X, Inc. (Cayman Islands), Sr. Sec’d. Notes, 144A(b)	1.001	%(a)	07/03/33		128	114,178
Springleaf Finance Corp., Gtd. Notes	5.400%		12/01/15		100	101,000
Springleaf Finance Corp., Gtd. Notes, MTN(d)	6.900%		12/15/17		500	532,500

						109,860,577

Packaging — 0.1%
Ball Corp., Gtd. Notes(d)	5.250%		07/01/25		10,050	10,105,777
Greif Neveda Holdings SCS, Sr. Unsec’d. Notes, MTN	7.375%		07/15/21	EUR	730	938,015
Greif, Inc., Sr. Unsec’d. Notes	7.750%		08/01/19		1,225	1,359,750

						12,403,542

Paper — 0.3%
Georgia-Pacific LLC, Sr. Unsec’d. Notes (original cost $5,036,312; purchased 12/20/12)(b)(g)	7.375%		12/01/25		3,697	4,795,379
International Paper Co., Sr. Unsec’d. Notes(d)	3.650%		06/15/24		2,250	2,232,164
International Paper Co., Sr. Unsec’d. Notes	4.800%		06/15/44		6,940	6,479,580
International Paper Co., Sr. Unsec’d. Notes	5.000%		09/15/35		6,990	6,872,197
International Paper Co., Sr. Unsec’d. Notes	5.150%		05/15/46		3,605	3,563,932
International Paper Co., Sr. Unsec’d. Notes	5.250%		04/01/16		3,600	3,693,647
International Paper Co., Sr. Unsec’d. Notes	6.000%		11/15/41		2,290	2,490,700
International Paper Co., Sr. Unsec’d. Notes	7.300%		11/15/39		1,075	1,315,856
International Paper Co., Sr. Unsec’d. Notes	9.375%		05/15/19		2,225	2,750,941
Rock-Tenn Co., Gtd. Notes	4.450%		03/01/19		1,140	1,212,251
Rock-Tenn Co., Gtd. Notes	4.900%		03/01/22		1,700	1,832,646

						37,239,293

Pipelines & Other — 1.0%
AGL Capital Corp., Gtd. Notes	4.400%		06/01/43		2,700	2,677,258

AmeriGas Finance LLC/AmeriGas Finance Corp., Gtd. Notes	7.000%	05/20/22	2,480	2,637,728
CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	5.850%	01/15/41	1,130	1,305,922
DCP Midstream LLC, Sr. Unsec’d. Notes, 144A(d)	4.750%	09/30/21	5,050	4,776,800
DCP Midstream LLC, Sr. Unsec’d. Notes, 144A	5.350%	03/15/20	9,750	9,606,948
Dominion Gas Holdings LLC, Sr. Unsec’d. Notes	4.800%	11/01/43	250	244,689
Energy Transfer Partners LP, Sr. Unsec’d. Notes	4.650%	06/01/21	510	522,857
Enterprise Products Operating LLC, Gtd. Notes(d)	3.700%	02/15/26	18,255	17,676,207
Fermaca Enterprises S de RL de CV (Mexico), Sr. Sec’d. Notes, 144A (original cost $9,657,686; purchased 07/17/14-06/16/15)(b)(g)	6.375%	03/30/38	9,352	9,398,322
Kinder Morgan Energy Partners LP, Gtd. Notes	6.500%	04/01/20	2,009	2,264,914
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.200%	12/01/42	1,600	1,408,186
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.200%	03/15/45	1,180	1,025,083
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%	02/01/21	5,500	5,778,679
NiSource Finance Corp., Gtd. Notes	4.800%	02/15/44	3,865	3,978,801
NiSource Finance Corp., Gtd. Notes	5.450%	09/15/20	355	400,015
ONEOK Partners LP, Gtd. Notes	2.000%	10/01/17	1,250	1,240,951
Sempra Energy, Sr. Unsec’d. Notes	2.300%	04/01/17	2,060	2,087,346
Sempra Energy, Sr. Unsec’d. Notes	2.400%	03/15/20	9,090	9,029,551
Sempra Energy, Sr. Unsec’d. Notes	6.500%	06/01/16	750	783,143
Sunoco Logistics Partners Operations LP, Gtd. Notes	5.350%	05/15/45	2,105	1,912,414
Western Gas Partners LP, Sr. Unsec’d. Notes(d)	3.950%	06/01/25	8,315	7,951,734
Western Gas Partners LP, Sr. Unsec’d. Notes	4.000%	07/01/22	700	705,908
Western Gas Partners LP, Sr. Unsec’d. Notes	5.450%	04/01/44	875	878,721
Williams Partners LP, Sr. Unsec’d. Notes	3.900%	01/15/25	13,915	12,985,895
Williams Partners LP, Sr. Unsec’d. Notes	4.000%	11/15/21	1,475	1,477,566
Williams Partners LP, Sr. Unsec’d. Notes(d)	4.000%	09/15/25	10,325	9,589,189
Williams Partners LP, Sr. Unsec’d. Notes	4.900%	01/15/45	75	63,673

				112,408,500

Railroads — 0.3%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes(d)	4.150%	04/01/45	15,435	14,531,759
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.375%	09/01/42	3,425	3,321,935
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.550%	09/01/44	2,310	2,293,500
CSX Corp., Sr. Unsec’d. Notes	6.250%	03/15/18	1,600	1,788,378
Norfolk Southern Railway Co., Sr. Unsec’d. Notes	9.750%	06/15/20	3,700	4,833,946
Union Pacific Corp., Sr. Unsec’d. Notes	6.250%	05/01/34	1,800	2,267,163

				29,036,681

Real Estate Investment Trusts — 0.5%
Brandywine Operating Partnership LP, Gtd. Notes	4.550%	10/01/29	2,330	2,353,114
Mack-Cali Realty LP, Sr. Unsec’d. Notes	2.500%	12/15/17	1,225	1,229,389
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	5.500%	05/01/24	5,025	5,175,750
Realty Income Corp., Sr. Unsec’d. Notes	5.500%	11/15/15	1,830	1,851,841
Regency Centers LP, Gtd. Notes	5.875%	06/15/17	3,350	3,609,307
Select Income Reit, Sr. Unsec’d. Notes	2.850%	02/01/18	4,615	4,648,454
Simon Property Group LP, Sr. Unsec’d. Notes	2.800%	01/30/17	245	250,413
Simon Property Group LP, Sr. Unsec’d. Notes	3.375%	03/15/22	350	359,382
Simon Property Group LP, Sr. Unsec’d. Notes	10.350%	04/01/19	600	760,585
Simon Property Group LP, Sr. Unsec’d. Notes, 144A	1.500%	02/01/18	6,250	6,238,531
Trust F/1401 (Mexico), Sr. Unsec’d. Notes, RegS	5.250%	12/15/24	2,000	2,094,400
Trust F/1401 (Mexico), Sr. Unsec’d. Notes, 144A	5.250%	12/15/24	2,830	2,963,576
Ventas Realty LP/Ventas Capital Corp., Gtd. Notes	4.000%	04/30/19	17,000	17,911,999

				49,446,741

Retailers — 1.2%
Autozone, Inc., Sr. Unsec’d. Notes(d)	3.250%	04/15/25	20,235	19,573,194
Autozone, Inc., Sr. Unsec’d. Notes	6.950%	06/15/16	1,100	1,156,530

Costco Wholesale Corp., Sr. Unsec’d. Notes	1.750%		02/15/20		7,525	7,464,273
CVS Health Corp., Sr. Unsec’d. Notes	2.750%		12/01/22		10,067	9,723,373
CVS Health Corp., Sr. Unsec’d. Notes	4.875%		07/20/35		4,465	4,616,225
CVS Health Corp., Sr. Unsec’d. Notes	5.125%		07/20/45		5,660	5,996,878
CVS Health Corp., Sr. Unsec’d. Notes	5.300%		12/05/43		6,640	7,201,937
Dollar General Corp., Gtd. Notes	4.125%		07/15/17		13,558	14,104,713
Dollar Tree, Inc., Sr. Unsec’d. Notes, 144A	5.750%		03/01/23		7,000	7,385,000
Dollar Tree, Inc., Sr. Unsec’d. Notes, 144A	5.250%		03/01/20		2,500	2,637,500
Dufry Finance SCA (Switzerland), Gtd. Notes, 144A	5.500%		10/15/20		6,555	6,802,143
Home Depot, Inc. (The), Sr. Unsec’d. Notes	4.200%		04/01/43		955	952,768
Kirk Beauty Zero GmbH (Germany), Sr. Sec’d. Notes, 144A	6.250%		07/15/22	EUR	4,100	4,695,093
L Brands, Inc., Gtd. Notes	5.625%		02/15/22		6,325	6,791,469
L Brands, Inc., Gtd. Notes	5.625%		10/15/23		3,225	3,418,500
L Brands, Inc., Gtd. Notes(d)	7.000%		05/01/20		4,000	4,560,000
L Brands, Inc., Gtd. Notes(d)	8.500%		06/15/19		2,350	2,764,188
L Brands, Inc., Sr. Unsec’d. Notes(d)	6.900%		07/15/17		1,900	2,073,375
Macy’s Retail Holdings, Inc., Gtd. Notes	3.875%		01/15/22		475	489,569
Macy’s Retail Holdings, Inc., Gtd. Notes	7.450%		07/15/17		2,000	2,220,332
Neiman Marcus Group Ltd. LLC, Gtd. Notes, 144A(d)	8.000%		10/15/21		3,750	3,975,000
Picard Groupe SA (France), Sr. Sec’d. Notes, 144A	4.250	%(a)	08/01/19	EUR	3,275	3,606,118
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	5.625%		04/15/41		525	642,660
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	6.500%		08/15/37		3,400	4,477,620

						127,328,458

Technology — 3.5%
Alcatel-Lucent USA, Inc. (France), Gtd. Notes, 144A	6.750%		11/15/20		17,714	19,042,550
Alcatel-Lucent USA, Inc. (France), Gtd. Notes, 144A	8.875%		01/01/20		9,725	10,575,938
Apple, Inc., Sr. Unsec’d. Notes(d)(e)	2.150%		02/09/22		29,210	28,229,420
Apple, Inc., Sr. Unsec’d. Notes	2.850%		05/06/21		400	405,795
Apple, Inc., Sr. Unsec’d. Notes	3.200%		05/13/25		17,295	17,213,074
Audatex North America, Inc., Gtd. Notes, 144A	6.000%		06/15/21		4,000	4,085,000
Audatex North America, Inc., Gtd. Notes, 144A	6.125%		11/01/23		17,125	16,739,687
Brightstar Corp., Gtd. Notes, 144A (original cost $2,126,719; purchased 08/06/14)(b)(g)	9.500%		12/01/16		2,000	2,035,000
Brightstar Corp., Sr. Unsec’d. Notes, 144A (original cost $3,684,750; purchased 08/05/14)(b)(g)	7.250%		08/01/18		3,400	3,587,000
CDW LLC/CDW Finance Corp., Gtd. Notes	5.500%		12/01/24		9,600	9,648,000
CommScope Holding Co., Inc., Sr. Unsec’d. Notes, PIK, 144A	6.625%		06/01/20		20,550	21,372,000
CommScope, Inc., Gtd. Notes, 144A	5.000%		06/15/21		1,550	1,530,625
CoreLogic, Inc., Gtd. Notes	7.250%		06/01/21		2,000	2,115,000
First Data Corp., Gtd. Notes	11.250%		01/15/21		4,000	4,440,000
First Data Corp., Gtd. Notes	12.625%		01/15/21		42,586	49,293,295
Fiserv, Inc., Sr. Unsec’d. Notes	2.700%		06/01/20		6,715	6,713,422
Freescale Semiconductor, Inc., Sr. Sec’d. Notes, 144A	6.000%		01/15/22		20,053	20,955,385
Infor US, Inc., Sr. Unsec’d. Notes, 144A (original cost $7,208,625; purchased 04/09/15)(b)(g)	6.500%		05/15/22		7,050	7,208,625
Jabil Circuit, Inc., Sr. Unsec’d. Notes(d)	4.700%		09/15/22		2,900	2,892,750
Jabil Circuit, Inc., Sr. Unsec’d. Notes	5.625%		12/15/20		4,700	4,999,625
Micron Technology, Inc., Sr. Unsec’d. Notes, 144A	5.625%		01/15/26		3,650	3,494,875
Microsoft Corp., Sr. Unsec’d. Notes(d)	2.375%		02/12/22		19,375	19,107,470
Microsoft Corp., Sr. Unsec’d. Notes(d)	2.700%		02/12/25		8,650	8,344,153
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	3.750%		06/01/18		12,775	12,934,687
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	5.750%		02/15/21		2,500	2,607,800

Oracle Corp., Sr. Unsec’d. Notes	2.950%		05/15/25		52,640	50,712,481
Oracle Corp., Sr. Unsec’d. Notes	4.300%		07/08/34		3,265	3,273,045
Seagate HDD Cayman, Gtd. Notes, 144A	4.875%		06/01/27		10,785	10,374,793
Sensata Technologies BV (Netherlands), Gtd. Notes, 144A	5.000%		10/01/25		11,775	11,539,500
Sensata Technologies BV (Netherlands), Gtd. Notes, 144A	5.625%		11/01/24		4,000	4,125,000
SunGard Data Systems, Inc., Gtd. Notes	7.375%		11/15/18		2,000	2,064,000
SunGard Data Systems, Inc., Gtd. Notes	7.625%		11/15/20		8,625	9,045,469
Xerox Corp., Sr. Unsec’d. Notes	2.950%		03/15/17		6,100	6,229,448

						376,934,912

Telecommunications — 2.4%
AT&T, Inc., Sr. Unsec’d. Notes	0.702	%(a)	03/30/17		1,300	1,293,050
AT&T, Inc., Sr. Unsec’d. Notes(d)	3.400%		05/15/25		39,515	37,747,099
AT&T, Inc., Sr. Unsec’d. Notes	4.500%		05/15/35		4,295	3,974,000
AT&T, Inc., Sr. Unsec’d. Notes(d)	4.750%		05/15/46		6,565	6,055,051
AT&T, Inc., Sr. Unsec’d. Notes	4.800%		06/15/44		2,865	2,673,959
AT&T, Inc., Sr. Unsec’d. Notes	5.350%		09/01/40		3,700	3,725,182
AT&T, Inc., Sr. Unsec’d. Notes	5.500%		02/01/18		4,500	4,899,425
Bharti Airtel International Netherlands BV (India), Gtd. Notes, 144A	5.125%		03/11/23		5,751	6,140,745
Bharti Airtel International Netherlands BV (India), Gtd. Notes, 144A	5.350%		05/20/24		2,240	2,421,884
Bharti Airtel International Netherlands BV (India), Sr. Unsec’d. Notes	5.125%		03/11/23		1,955	2,087,490
Bharti Airtel International Netherlands BV (India), Sr. Unsec’d. Notes	5.350%		05/20/24		1,400	1,513,677
CenturyLink, Inc., Sr. Unsec’d. Notes	7.600%		09/15/39		235	209,150
Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Sec’d. Notes, 144A	14.750%		12/01/16		18,150	20,872,500
Crown Castle International Corp., Sr. Unsec’d. Notes(d)	4.875%		04/15/22		14,000	14,366,730
Digicel Group Ltd. (Jamaica), Sr. Unsec’d. Notes, RegS	8.250%		09/30/20		1,800	1,777,500
Digicel Group Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A	8.250%		09/30/20		2,450	2,419,375
Digicel Ltd. (Jamaica), Gtd. Notes, 144A	6.750%		03/01/23		7,090	6,802,855
Eileme 2 AB (Poland), Sr. Sec’d. Notes, RegS	11.750%		01/31/20	EUR	2,150	2,603,263
Eileme 2 AB (Poland), Sr. Sec’d. Notes, 144A	11.625%		01/31/20		6,330	6,939,262
Eileme 2 AB (Poland), Sr. Unsec’d. Notes, RegS	11.625%		01/31/20		560	613,900
Embarq Corp., Sr. Unsec’d. Notes (original cost $3,266,830; purchased 05/04/11-05/11/11)(b)(g)	7.082%		06/01/16		2,890	3,008,085
Embarq Corp., Sr. Unsec’d. Notes (original cost $933,871; purchased 08/17/12)(b)(g)	7.995%		06/01/36		865	945,272
Grain Spectrum Funding II LLC, Sec’d. Notes, 144A	3.290%		10/10/19		1,681	1,663,990
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	7.250%		04/01/19		3,300	3,271,125
MTN Mauritius Investments Ltd. (South Africa), Gtd. Notes, 144A	4.755%		11/11/24		4,995	5,050,484
Qwest Capital Funding, Inc., Gtd. Notes	6.500%		11/15/18		5,000	5,350,000
SoftBank Corp. (Japan), Gtd. Notes, 144A(d)	4.500%		04/15/20		2,500	2,509,375
Sprint Capital Corp., Gtd. Notes	6.900%		05/01/19		11,252	11,026,960
Sprint Communications, Inc., Gtd. Notes, 144A	9.000%		11/15/18		2,450	2,744,000
Sprint Communications, Inc., Sr. Unsec’d. Notes	9.125%		03/01/17		700	741,125
Sprint Corp., Gtd. Notes	7.875%		09/15/23		3,000	2,876,250
Sprint Nextel Corp., Sr. Unsec’d. Notes	7.000%		08/15/20		3,450	3,316,313
TBG Global Pte Ltd. (Indonesia), Gtd. Notes, RegS	4.625%		04/03/18		835	837,088
Telefonica Emisiones SAU (Spain), Gtd. Notes	0.931	%(a)	06/23/17		1,000	997,486
Telstra Corp., Ltd. (Australia), Sr. Unsec’d. Notes, 144A	3.125%		04/07/25		10,565	10,306,559
Verizon Communications, Inc., Sr. Unsec’d. Notes	2.500%		09/15/16		1,500	1,523,127
Verizon Communications, Inc., Sr. Unsec’d. Notes(d)	3.500%		11/01/24		24,595	24,194,323
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.750%		11/01/41		635	611,907
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.862%		08/21/46		7,149	6,758,765

Verizon Communications, Inc., Sr. Unsec’d. Notes	5.012%		08/21/54		14,933	13,803,528
Verizon Communications, Inc., Sr. Unsec’d. Notes	6.000%		04/01/41		930	1,037,525
Verizon Communications, Inc., Sr. Unsec’d. Notes, 144A(d)	4.522%		09/15/48		5,708	5,072,374
Verizon Communications, Inc., Sr. Unsec’d. Notes, 144A	4.672%		03/15/55		19,238	16,812,973
Verizon Communications, Inc., Sr. Unsec’d. Notes	0.681	%(a)	06/09/17		1,900	1,891,883
Verizon Communications, Inc., Sr. Unsec’d. Notes	0.700%		11/02/15		2,400	2,399,618
Verizon Communications, Inc., Sr. Unsec’d. Notes	1.816	%(a)	09/15/16		1,000	1,011,524
Verizon Communications, Inc., Sr. Unsec’d. Notes	2.036	%(a)	09/14/18		200	206,221
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Russia), Sr. Unsec’d. Notes, RegS	9.125%		04/30/18		1,165	1,269,850
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Russia), Sr. Unsec’d. Notes, 144A	9.125%		04/30/18		200	218,000

						260,591,827

Tobacco — 0.6%
Altria Group, Inc., Gtd. Notes	2.850%		08/09/22		6,925	6,704,792
Altria Group, Inc., Gtd. Notes	9.950%		11/10/38		1,086	1,777,110
Altria Group, Inc., Gtd. Notes(d)	10.200%		02/06/39		303	507,174
BAT International Finance PLC (United Kingdom), Gtd. Notes, 144A	3.950%		06/15/25		24,630	25,133,905
Imperial Tobacco Finance PLC (United Kingdom), Gtd. Notes, 144A	2.050%		02/11/18		5,625	5,626,721
Reynolds American, Inc., Gtd. Notes	4.000%		06/12/22		17,255	17,719,090
Reynolds American, Inc., Gtd. Notes	6.750%		06/15/17		2,375	2,588,251
Reynolds American, Inc., Gtd. Notes, 144A	2.300%		08/21/17		2,075	2,093,144
Reynolds American, Inc., Gtd. Notes, 144A	3.500%		08/04/16		340	346,897
Reynolds American, Inc., Gtd. Notes, 144A	8.125%		06/23/19		305	363,194

						62,860,278

TOTAL CORPORATE BONDS (cost $5,240,047,641)						5,186,427,182

COVERED BOND
Korea Housing Finance Corp. (South Korea), Covered Notes, 144A (cost $1,972,733)	4.125%		12/15/15		1,950	1,972,162

FOREIGN AGENCIES — 2.7%
Bank Nederlandse Gemeenten (Netherlands), Sr. Unsec’d. Notes	0.500%		05/12/21	ZAR	25,000	1,190,830
Bank Nederlandse Gemeenten (Netherlands), Sr. Unsec’d. Notes	0.500%		06/22/21	ZAR	84,000	4,028,667
Bank Nederlandse Gemeenten NV (Netherlands), Sr. Unsec’d. Notes, EMTN, RegS	0.500%		06/07/22	ZAR	469,000	20,253,726
CDP Financial, Inc. (Canada), Sr. Unsec’d. Notes, 144A	3.150%		07/24/24		2,940	2,986,287
CNOOC Finance 2013 Ltd. (China), Gtd. Notes	3.000%		05/09/23		3,642	3,446,749
Comision Federal de Electricidad (Mexico), Sr. Unsec’d. Notes, 144A	4.875%		01/15/24		2,450	2,551,063
DP World Ltd. (United Arab Emirates), Sr. Unsec’d. Notes, RegS	6.850%		07/02/37		2,000	2,205,000
Ecopetrol SA (Colombia), Sr. Unsec’d. Notes(d)	4.125%		01/16/25		675	619,313
Export Credit Bank of Turkey (Turkey), Sr. Unsec’d. Notes, 144A	5.375%		11/04/16		4,650	4,832,605

Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes, MTN	0.500%	01/25/17	TRY	800	245,093
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	1.250%	11/20/15		500	500,623
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes, EMTN, RegS	2.240%	09/14/18		2,242	2,263,792
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes, RegS	2.720%	09/08/15	HKD	3,000	387,751
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes(d)	2.875%	01/21/25		9,500	9,286,373
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes, EMTN, RegS	3.990%	09/13/16	MXN	20,000	1,229,356
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	4.375%	09/15/21		1,890	2,064,256
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes, EMTN	6.350%	03/28/17	MXN	20,000	1,265,105
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, RegS	9.250%	04/23/19		4,400	4,906,176
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	4.300%	11/12/15		3,000	3,016,734
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	6.510%	03/07/22		4,227	4,185,406
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	9.250%	04/23/19		2,000	2,230,080
Instituto de Credito Oficial (Spain), Gov’t. Gtd., RegS	1.125%	04/01/16		5,000	5,000,675
Instituto de Credito Oficial (Spain), Gov’t. Gtd., RegS, GMTN	1.875%	12/15/17	GBP	1,250	1,953,902
Japan Bank for International Cooperation (Japan), Gov’t. Gtd.	2.125%	02/10/25		15,000	14,459,355
Japan Bank for International Cooperation (Japan), Gov’t. Gtd.	2.500%	01/21/16		200	201,860
Japan Bank for International Cooperation (Japan), Gov’t. Gtd.	2.625%	12/15/20	GBP	1,000	1,617,787
Japan Bank for International Cooperation (Japan), Gov’t. Gtd.	5.250%	03/23/16		800	823,760
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, 144A	2.375%	02/13/25		47,000	45,329,197
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, RegS	7.000%	05/05/20		1,060	1,128,900
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A	7.000%	05/05/20		1,410	1,501,650
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, RegS	9.125%	07/02/18		1,300	1,467,635
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, MTN, 144A	9.125%	07/02/18		14,790	16,697,170
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A	2.125%	04/23/25		5,000	4,832,220
Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes	0.430%	01/29/16	JPY	100,000	807,555
Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes	3.000%	03/17/19		2,000	2,060,444
Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes	3.500%	08/22/17		2,000	2,076,644
Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes	4.375%	08/10/15		765	765,399
Korea Finance Corp. (South Korea), Sr. Unsec’d. Notes	4.625%	11/16/21		1,550	1,716,704
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, RegS	4.750%	07/13/21		1,000	1,111,951
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	3.000%	09/19/22		2,420	2,412,989
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	4.750%	07/13/21		2,125	2,362,896

Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	7.250%		06/28/17		9,060	9,886,725
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	7.750%		10/17/16		5,945	6,361,150
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	7.750%		01/20/20		10,015	11,505,232
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	8.000%		08/07/19		4,195	4,850,469
Oesterreichische Kontrollbank AG (Austria), Gov’t. Gtd.	2.000%		06/03/16		1,136	1,149,999
Pertamina Persero PT (Indonesia), Sr. Unsec’d. Notes, RegS	5.625%		05/20/43		2,155	1,888,427
Petrobras Global Finance BV (Brazil), Gtd. Notes	2.000%		05/20/16		10,361	10,218,225
Petrobras Global Finance BV (Brazil), Gtd. Notes	3.163	%(a)	03/17/20		500	450,000
Petrobras Global Finance BV (Brazil), Gtd. Notes	3.250%		03/17/17		800	780,272
Petrobras Global Finance BV (Brazil), Gtd. Notes	3.875%		01/27/16		200	200,276
Petrobras Global Finance BV (Brazil), Gtd. Notes	6.250%		03/17/24		200	187,180
Petrobras International Finance Co. (Brazil), Gtd. Notes(d)	5.375%		01/27/21		1,925	1,792,098
Petroleos Mexicanos (Mexico), Gtd. Notes, RegS	6.375%		08/05/16	EUR	705	816,665
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A	5.500%		06/27/44		1,500	1,387,500
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A(d)	5.625%		01/23/46		5,575	5,253,322
Petroleos Mexicanos (Mexico), Gtd. Notes(d)	3.500%		01/30/23		2,675	2,537,585
Petroleos Mexicanos (Mexico), Gtd. Notes	4.875%		01/24/22		1,925	1,999,113
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%		01/21/21		16,800	18,182,472
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%		06/27/44		6,545	6,054,125
Petroleos Mexicanos (Mexico), Gtd. Notes	8.000%		05/03/19		2,055	2,406,919
Petroleos Mexicanos (Mexico), Gtd. Notes, EMTN	5.500%		01/09/17	EUR	734	860,375
Power Sector Assets & Liabilities Management Corp. (Philippines), Gov’t. Gtd.	8.400%		12/15/16		521	567,369
Power Sector Assets & Liabilities Management Corp. (Philippines), Gov’t. Gtd., RegS	7.390%		12/02/24		4,150	5,457,250
Sinopec Group Overseas Development 2015 Ltd. (China), Gtd. Notes, 144A	2.500%		04/28/20		10,200	10,039,727
State Bank of India (India), Sr. Unsec’d. Notes, RegS, EMTN	4.500%		11/30/15	EUR	3,816	4,237,481
VTB Bank OJSC Via VTB Capital SA (Russia), Sr. Unsec’d. Notes, 144A	6.875%		05/29/18		2,075	2,126,958

TOTAL FOREIGN AGENCIES (cost $300,118,605)						293,220,592

MUNICIPAL BONDS — 1.4%
California — 0.5%
Bay Area Toll Authority, BABs, Revenue Bonds	6.263%		04/01/49		3,755	4,988,443
Bay Area Toll Authority, BABs, Revenue Bonds	6.907%		10/01/50		525	716,562
Los Angeles County Public Works Financing Authority, BABs, Revenue Bonds	7.618%		08/01/40		4,300	5,942,342
Los Angeles Department of Airports, BABs, Taxable, Revenue Bonds	6.582%		05/15/39		5,045	6,529,693
Los Angeles Department of Water & Power, BABs, Revenue Bonds	5.716%		07/01/39		8,475	10,269,920
Los Angeles Department of Water & Power, BABs, Revenue Bonds	6.008%		07/01/39		6,200	7,694,076
State of California, GO Unlimited, BABs	7.300%		10/01/39		835	1,180,999
State of California, GO, BABs	7.550%		04/01/39		1,600	2,361,104
State of California, GO, BABs	7.600%		11/01/40		2,320	3,487,331
State of California, GO, BABs	7.625%		03/01/40		275	405,941
University of California, BABs, Revenue Bonds	5.770%		05/15/43		500	608,805
University of California, Taxable, Revenue Bonds, Series AP	3.931%		05/15/45		2,050	1,987,762
University of California, Taxable, Revenue Bonds, Series AQ	4.767%		05/15/2115		4,900	4,572,876
University of California, Taxable, Revenue Bonds, Series J	4.131%		05/15/45		2,250	2,184,975

						52,930,829

Colorado
Regional Transportation District, BABs, Revenue Bonds, Series 2010B	5.844%	11/01/50	3,320	4,246,878

Illinois — 0.1%
Chicago O’Hare International Airport, BABs, Revenue Bonds	6.395%	01/01/40	3,170	3,945,097
Illinois State Toll Highway Authority, BABs, Revenue Bonds, Series A	6.184%	01/01/34	5,000	6,239,550

				10,184,647

Kentucky
Kentucky State Property & Building Commission, BABs, Revenue Bonds, Series C	4.303%	11/01/19	800	865,272
Kentucky State Property & Building Commission, BABs, Revenue Bonds, Series C	5.373%	11/01/25	1,900	2,123,060

				2,988,332

New Jersey — 0.2%
New Jersey State Turnpike Authority, BABs, Revenue Bonds, Series A	7.102%	01/01/41	4,478	6,058,824
New Jersey State Turnpike Authority, BABs, Revenue Bonds, Series F	7.414%	01/01/40	8,115	11,335,519
Rutgers State University, BABs, Revenue Bonds	5.665%	05/01/40	1,350	1,593,148

				18,987,491

New York — 0.4%
Metropolitan Transportation Authority, BABs, Taxable, Revenue Bonds	6.687%	11/15/40	700	914,137
New York City Transitional Finance Authority Future Tax Secured Revenue, BABs, Revenue Bonds	4.725%	11/01/23	1,400	1,588,412
New York City Transitional Finance Authority Future Tax Secured Revenue, BABs, Revenue Bonds	4.905%	11/01/24	1,100	1,230,427
New York City Water & Sewer System, BABs, Taxable, Revenue Bonds	5.882%	06/15/44	2,810	3,619,027
New York State Urban Development Corp., BABs, Taxable, Revenue Bonds	5.770%	03/15/39	18,800	22,560,188
NYU Hospitals Center, Unsec’d. Notes	4.784%	07/01/44	6,375	6,432,477
Port Authority of New York & New Jersey, Revenue Bonds	4.458%	10/01/62	2,600	2,579,226

				38,923,894

Ohio
Ohio State University, BABs, Revenue Bonds	4.910%	06/01/40	295	335,164
Ohio State University, Taxable, Revenue Bonds, Series A	4.800%	06/01/2111	2,810	2,719,996
Ohio State Water Development Authority, BABs, Revenue Bonds	4.879%	12/01/34	375	421,717

				3,476,877

Oregon
Oregon State Department of Transportation Highway, BABs, Revenue Bonds, Series A	5.834%	11/15/34	675	839,639

Pennsylvania — 0.1%
Pennsylvania Turnpike Commission, BABs, Revenue Bonds	6.105%	12/01/39	400	488,616
Pennsylvania Turnpike Commission, BABs, Revenue Bonds, Series B	5.511%	12/01/45	5,370	6,218,890

				6,707,506

Tennessee
Metropolitan Government of Nashville & Davidson County Convention Center Authority, BABs, Taxable, Revenue Bonds	6.731%	07/01/43		550	693,649

Texas — 0.1%
City Public Service Board of San Antonio, BABs, Taxable, Revenue Bonds	4.427%	02/01/42		6,480	6,896,016
Texas State Transportation Commission, BABs, Revenue Bonds, Series B	5.028%	04/01/26		200	229,286

					7,125,302

TOTAL MUNICIPAL BONDS (cost $147,273,151)					147,105,044

SOVEREIGN BONDS — 5.5%
Bank of England Euro Note (United Kingdom), Sr. Unsec’d. Notes, RegS	0.500%	03/21/16		1,400	1,401,004
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	2.875%	04/01/21	EUR	600	660,610
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes(d)	4.250%	01/07/25		7,500	7,076,250
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	11.000%	08/17/40		100	100,125
Brazilian Government International Bond (Brazil), Unsec’d. Notes	11.000%	06/26/17	EUR	10,000	12,876,974
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	5.000%	06/15/45		1,400	1,298,500
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	8.375%	02/15/27		900	1,125,900
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	12.000%	10/22/15	COP	63,921,000	22,459,798
Cyprus Government International Bond (Cyprus), Sr. Unsec’d. Notes, RegS, EMTN, 144A	3.750%	11/01/15	EUR	2,200	2,422,189
Cyprus Government International Bond (Cyprus), Sr. Unsec’d. Notes, RegS, EMTN, 144A	4.625%	02/03/20	EUR	800	920,333
Egypt Government AID Bonds, Sr. Unsec’d. Notes	4.450%	09/15/15		800	803,818
Finland Government International Bond (Finland), Sr. Unsec’d. Notes, RegS	2.250%	03/17/16		1,630	1,649,004
Finland Government International Bond (Finland), Sr. Unsec’d. Notes	6.950%	02/15/26		423	572,839
Hellenic Republic Government International Bond (Greece), Sr. Unsec’d. Notes, MTN(b)	3.800%	08/08/17	JPY	1,800,000	10,282,664
Hellenic Republic Government International Bond (Greece), Sr. Unsec’d. Notes(b)	5.000%	08/22/16	JPY	90,000	522,855
Hellenic Republic Government International Bond (Greece), Sr. Unsec’d. Notes, Series 12RG(b)	5.250%	02/01/16	JPY	140,000	794,973
Hong Kong Sukuk 2014 Ltd. (Hong Kong), Unsec’d. Notes, RegS	2.005%	09/18/19		5,200	5,203,744
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	2.110%	10/26/17	JPY	500,000	4,034,679
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes, MTN	4.000%	05/20/16	CHF	3,000	3,197,454
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	4.125%	02/19/18		5,102	5,316,284
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	5.375%	02/21/23		2,300	2,505,666
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	5.750%	11/22/23		10,000	11,156,000

Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes, RegS	6.000%		01/11/19	EUR	1,795	2,274,848
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	6.375%		03/29/21		5,730	6,549,390
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	7.625%		03/29/41		10,346	13,898,610
Iceland Government International Bond (Iceland), Unsec’d. Notes, RegS	4.875%		06/16/16		4,900	5,026,013
Iceland Government International Bond (Iceland), Unsec’d. Notes, RegS	5.875%		05/11/22		1,300	1,478,725
Iceland Government International Bond (Iceland), Unsec’d. Notes, 144A	4.875%		06/16/16		5,000	5,128,585
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	2.875%		07/08/21	EUR	700	779,353
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	6.750%		01/15/44		2,565	2,988,225
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	6.875%		03/09/17		425	460,063
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	7.500%		01/15/16		1,000	1,028,500
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	2.875%		07/08/21	EUR	2,500	2,783,403
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A(d)	4.125%		01/15/25		2,200	2,172,500
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	5.125%		01/15/45		7,920	7,623,000
Israel Government AID Bond, US Gov’t. Gtd.	5.500%		12/04/23		15,000	18,335,205
Israel Government International Bond (Israel), Sr. Unsec’d. Notes, EMTN	3.750%		10/12/15	EUR	8,500	9,378,622
Italy Buoni Poliennali Del Tesoro (Italy), Bonds(e)	4.500%		03/01/24	EUR	2,400	3,226,239
Italy Buoni Poliennali Del Tesoro (Italy), Bonds(e)	6.500%		11/01/27	EUR	7,610	12,255,231
Italy Government International Bond (Italy), Sr. Unsec’d. Notes, RegS	3.450%		03/24/17	JPY	1,570,000	13,220,886
Italy Government International Bond (Italy), Sr. Unsec’d. Notes, RegS	3.700%		11/14/16	JPY	100,000	838,222
Italy Government International Bond (Italy), Sr. Unsec’d. Notes	4.750%		01/25/16		22,810	23,225,826
Italy Government International Bond (Italy), Sr. Unsec’d. Notes, EMTN	5.200%		07/31/34	EUR	900	1,321,103
Italy Government International Bond (Italy), Sr. Unsec’d. Notes, RegS, EMTN	5.250%		12/07/34	GBP	2,900	5,119,144
Italy Government International Bond (Italy), Sr. Unsec’d. Notes, EMTN, RegS	6.000%		08/04/28	GBP	3,000	5,659,761
Italy Government International Bond Coupon Strip (Italy), Deb. Notes, 144A	0.671	%(h)	09/27/15		3,800	3,796,481
Kingdom of Belgium (Belgium), Notes, EMTN	5.000%		04/24/18	GBP	1,800	3,090,654
Kingdom of Belgium (Belgium), Notes, RegS, 144A(b)	8.875%		12/01/24		1,370	2,021,412
Kingdom of Belgium (Belgium), Sr. Unsec’d. Notes, RegS, EMTN	1.500%		06/22/18		28,000	28,244,384
Lithuania Government International Bond (Lithuania), Sr. Unsec’d. Notes, RegS	7.375%		02/11/20		600	717,480
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, EMTN	2.375%		04/09/21	EUR	600	683,331
Mexico Government International Bond (Mexico), Sr. Unsec’d. Noted, GMTN	1.625%		03/06/24	EUR	1,600	1,678,125
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, GMTN	0.006%		05/08/17	ITL	3,750,000	2,515,171
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	1.160%		08/08/16	JPY	200,000	1,623,980
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	2.750%		04/22/23	EUR	9,700	11,127,078

Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, GMTN	4.250%		07/14/17	EUR	9,000	10,613,208
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	4.750%		03/08/44		19,040	18,468,800
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, Series G, GMTN	6.750%		02/06/24	GBP	500	974,077
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	3.750%		03/16/25		3,700	3,681,500
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	5.200%		01/30/20		2,475	2,724,975
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	9.375%		01/16/23		7,800	10,744,500
Peru Enhanced Pass-Through Finance Ltd. (Peru), Pass-Through Certificates, RegS	1.610	%(h)	05/31/18		1,452	1,388,895
Peru Enhanced Pass-Through Finance Ltd. (Peru), Pass-Through Certificates, 144A	1.407	%(h)	05/31/18		3,063	2,929,133
Perusahaan Penerbit SBSN Indonesia (Indonesia), Sr. Unsec’d. Notes, RegS	4.000%		11/21/18		3,000	3,131,250
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	8.375%		05/03/16		3,362	3,533,462
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	6.250%		03/15/16	EUR	7,251	8,217,359
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	9.375%		01/18/17		75	83,719
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	9.500%		02/02/30		4,450	7,253,500
Poland Government International Bond (Poland), Sr. Unsec’d. Notes	0.396	%(a)	09/23/15		11,810	11,799,607
Poland Government International Bond (Poland), Sr. Unsec’d. Notes	1.490%		05/30/17	JPY	200,000	1,647,832
Poland Government International Bond (Poland), Sr. Unsec’d. Notes	5.000%		10/19/15		2,249	2,269,407
Portugal Government International Bond (Portugal), Unsec’d. Notes, RegS, EMTN	5.125%		10/15/24		8,750	9,222,955
Portugal Government International Bond (Portugal), Unsec’d. Notes, 144A	5.125%		10/15/24		21,650	22,820,226
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes, RegS, 144A	4.750%		06/14/19	EUR	11,680	14,720,900
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes, RegS, 144A	4.950%		10/25/23	EUR	2,700	3,602,273
Republic of Brazil (Brazil), Sr. Unsec’d. Notes	5.625%		01/07/41		8,000	7,400,000
Republic of Brazil (Brazil), Sr. Unsec’d. Notes	7.125%		01/20/37		2,200	2,398,000
Republic of Brazil (Brazil), Sr. Unsec’d. Notes	8.250%		01/20/34		2,190	2,628,000
Republic of Colombia (Colombia), Sr. Unsec’d. Notes	7.375%		09/18/37		1,015	1,243,375
Republic of Indonesia (Indonesia), 144A	3.375%		07/30/25	EUR	11,850	12,884,113
Republic of Indonesia (Indonesia), Sr. Unsec’d. Notes, RegS	4.875%		05/05/21		4,000	4,230,000
Republic of Korea (South Korea), Sr. Unsec’d. Notes	5.125%		12/07/16		600	633,402
Republic of Latvia (Latvia), Sr. Unsec’d. Notes, RegS	5.250%		02/22/17		7,500	7,957,410
Republic of Latvia (Latvia), Sr. Unsec’d. Notes, 144A(d)	5.250%		06/16/21		1,700	1,916,750
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, RegS	6.125%		01/22/44		5,750	6,640,790
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, 144A(d)	4.875%		01/22/24		3,134	3,365,176
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, 144A	6.125%		01/22/44		3,200	3,695,744
Slovakia Government International Bond (Slovak Republic), Sr. Unsec’d. Notes, RegS	4.375%		05/21/22		4,000	4,412,760
Slovakia Government International Bond (Slovak Republic), Sr. Unsec’d. Notes, 144A	4.375%		05/21/22		270	297,861

Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, RegS	4.125%		02/18/19		2,000	2,107,500
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, RegS	4.750%		05/10/18		200	214,000
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, RegS	5.250%		02/18/24		11,700	12,893,400
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes	5.500%		10/26/22		9,700	10,888,250
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, RegS	5.850%		05/10/23		12,100	13,831,510
South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes	3.750%		07/24/26	EUR	600	673,776
South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes, EMTN	4.500%		04/05/16	EUR	6,100	6,873,504
Spain Government International Bond (Spain), Sr. Unsec’d. Notes, MTN, 144A	4.000%		03/06/18		650	688,134
Tokyo Metropolitan Government (Japan), Sr. Unsec’d. Notes	1.625%		06/06/18		2,400	2,393,227
Tokyo Metropolitan Government (Japan), Sr. Unsec’d. Notes, RegS	1.875%		01/27/17		22,000	22,202,092
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	5.875%		04/02/19	EUR	2,200	2,748,369
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	7.000%		09/26/16		2,000	2,125,940
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes(d)	7.000%		06/05/20		12,590	14,280,837
Turks & Caicos Islands (United Kingdom), Gov’t. Liquid Gtd., 144A	3.200%		02/22/16		2,500	2,534,500
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes	6.875%		01/19/16	EUR	490	551,058
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes	7.000%		06/28/19	EUR	500	665,539
Wakala Global Sukuk Bhd (Malaysia), Sr. Unsec’d. Notes, RegS	2.991%		07/06/16		1,220	1,238,300
Wakala Global Sukuk Bhd (Malaysia), Sr. Unsec’d. Notes, RegS	4.646%		07/06/21		3,260	3,592,520

TOTAL SOVEREIGN BONDS (cost $624,674,608)						596,684,628

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.7%
Federal Home Loan Bank	0.340%		01/25/16		500	500,213
Federal Home Loan Mortgage Corp.	2.271	%(a)	09/01/35		9	9,787
Federal Home Loan Mortgage Corp.	2.368	%(a)	01/01/24		6	5,525
Federal Home Loan Mortgage Corp.	2.500%		03/01/30		3,976	4,040,698
Federal Home Loan Mortgage Corp.	2.658	%(a)	07/01/30		3	2,644
Federal Home Loan Mortgage Corp.	3.000%		TBA		20,000	20,062,500
Federal Home Loan Mortgage Corp.	3.500%		TBA		2,000	2,071,594
Federal Home Loan Mortgage Corp.	4.500%		09/01/39		2,057	2,239,681
Federal Home Loan Mortgage Corp.	4.750%		11/17/15		290	293,834
Federal Home Loan Mortgage Corp.	5.000%		01/01/39 - 07/01/40		586	646,478
Federal Home Loan Mortgage Corp.	5.500%		06/01/31 - 07/01/34		654	738,214
Federal Home Loan Mortgage Corp.	6.000%		10/01/32 - 12/01/36		442	504,681
Federal Home Loan Mortgage Corp.	6.500%		07/01/32 - 11/01/33		165	188,377

Federal Home Loan Mortgage Corp.	7.000%		09/01/32		54	61,318
Federal Home Loan Mortgage Corp.	7.500%		09/01/16 - 07/01/17		2	2,409
Federal Home Loan Mortgage Corp.	8.500%		08/01/24 - 11/01/24		9	10,611
Federal National Mortgage Assoc.(i)	0.375%		12/21/15		1,685	1,685,655
Federal National Mortgage Assoc.	1.568	%(a)	09/01/40		30	30,672
Federal National Mortgage Assoc.	1.875	%(a)	01/01/20		21	21,974
Federal National Mortgage Assoc.	1.920	%(a)	12/01/34		31	33,100
Federal National Mortgage Assoc.	2.379	%(a)	09/01/31		9	9,891
Federal National Mortgage Assoc.	3.015	%(a)	05/01/36		19	19,589
Federal National Mortgage Assoc.	3.256	%(a)	05/01/36		26	27,607
Federal National Mortgage Assoc.	3.500%		08/01/20		134	141,528
Federal National Mortgage Assoc.(j)	4.000%		TBA		7,000	7,429,570
Federal National Mortgage Assoc.	4.000%		12/01/40		279	301,277
Federal National Mortgage Assoc.	4.500%		TBA		4,000	4,332,344
Federal National Mortgage Assoc.(j)	4.500%		TBA		8,500	9,221,504
Federal National Mortgage Assoc.	4.500%		01/01/25 - 11/01/44		5,441	5,908,690
Federal National Mortgage Assoc.	4.521	%(a)	01/01/28		9	9,218
Federal National Mortgage Assoc.	5.000%		TBA		500	552,969
Federal National Mortgage Assoc.	5.000%		10/01/17 - 03/01/34		2,019	2,227,560
Federal National Mortgage Assoc.	5.375%		12/07/28	GBP	1,700	3,414,362
Federal National Mortgage Assoc.	5.500%		03/01/16 - 03/01/35		3,849	4,350,945
Federal National Mortgage Assoc.	6.000%		12/01/16 - 06/01/37		1,306	1,481,709
Federal National Mortgage Assoc.	6.500%		12/01/17 - 11/01/33		635	732,782
Federal National Mortgage Assoc.	7.000%		03/01/32 - 06/01/32		68	77,310
Financing Corp., Strips Principal	1.351	%(h)	10/06/17		100	97,972
Government National Mortgage Assoc.	1.625	%(a)	07/20/22 - 05/20/30		100	104,190
Government National Mortgage Assoc.	1.750	%(a)	02/20/17 - 02/20/26		26	26,636
Government National Mortgage Assoc.	2.000	%(a)	08/20/22 - 10/20/26		24	25,414
Government National Mortgage Assoc.	3.000%		TBA		5,000	5,085,156
Government National Mortgage Assoc.	3.000%		01/15/45 - 03/15/45		994	1,012,513
Government National Mortgage Assoc.(j)	3.500%		TBA		66,500	69,274,290
Government National Mortgage Assoc.	3.500%		10/15/40 - 04/20/45		5,829	6,095,881
Government National Mortgage Assoc.	4.000%		01/20/45		5,707	6,058,887
Government National Mortgage Assoc.	4.500%		02/20/41		6,623	7,221,435
Government National Mortgage Assoc.	5.000%		08/20/39		2,209	2,448,852
Government National Mortgage Assoc.	5.500%		08/15/33		19	21,135
Government National Mortgage Assoc.	6.000%		01/15/33 - 12/15/33		109	125,155
Government National Mortgage Assoc.	6.500%		09/15/32 - 07/15/38		477	546,674
Government National Mortgage Assoc.	8.000%		08/20/31		1	719
Government National Mortgage Assoc.	8.500%		06/15/30 - 08/20/30		10	10,885
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.350%		06/07/21	GBP	6,300	11,525,542

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $181,801,404)						183,070,156

U.S. TREASURY OBLIGATIONS — 1.4%
U.S. Treasury Bonds(e)	2.500%	02/15/45	3,930	3,583,056
U.S. Treasury Bonds(e)(i)	2.875%	05/15/43	56,965	56,275,211
U.S. Treasury Bonds(e)(i)	3.125%	02/15/43	25,000	25,917,975
U.S. Treasury Notes(d)	0.875%	07/15/18	2,330	2,322,537
U.S. Treasury Notes(e)	1.625%	06/30/20	1,440	1,445,963
U.S. Treasury Notes	1.625%	07/31/20	335	336,256
U.S. Treasury Notes	2.000%	07/31/22	130	130,528
U.S. Treasury Notes(e)	2.125%	06/30/21	12,500	12,738,275
U.S. Treasury Notes(d)	2.125%	05/15/25	570	565,684
U.S. Treasury Notes(e)(i)	3.125%	05/15/19	47,320	50,565,868

TOTAL U.S. TREASURY OBLIGATIONS (cost $157,045,173)				153,881,353

			Shares
PREFERRED STOCK
Banking
Citigroup Capital XIII, (Capital Security, fixed to floating preferred) 7.875%(a) (cost $550,000)			22,000	560,341

TOTAL LONG-TERM INVESTMENTS (cost $10,726,913,155)				10,638,690,022

SHORT-TERM INVESTMENTS — 7.5%
AFFILIATED MUTUAL FUNDS — 7.3%
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $29,349,976)(k)			2,968,640	27,697,410
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $768,373,877; includes $529,984,472 of cash collateral for securities on loan)(k)(l)			768,373,877	768,373,877

TOTAL AFFILIATED MUTUAL FUNDS (cost $797,723,853)				796,071,287

			Principal Amount (000)#
CERTIFICATE OF DEPOSIT
Intesa Sanpaolo SpA (cost $603,085)	1.666% (a)	04/11/16	600	601,188

OPTIONS PURCHASED*(m) — 0.2%

	Counterparty		Notional Amount (000)#

Call Options — 0.2%
10 Year U.S. Treasury Notes, expiring 08/21/15, Strike Price $126.50			108,500	1,322,344
10 Year U.S. Treasury Notes, expiring 08/21/15, Strike Price $129.50			108,500	101,719
Interest Rate Swap Options,
Receive a fixed rate of 1.00% and pay a floating rate based on 3 Month LIBOR, expiring 10/28/15	Citigroup Global Markets		298,970	512,111
Receive a fixed rate of 1.00% and pay a floating rate based on 3 Month LIBOR, expiring 01/04/16	JPMorgan Chase		351,200	197,487
Receive a fixed rate of 1.05% and pay a floating rate based on 3 Month LIBOR, expiring 08/24/15	JPMorgan Chase		970,300	47,245
Receive a fixed rate of 1.25% and pay a floating rate based on 3 Month LIBOR, expiring 08/19/15	Barclays Capital Group		475,900	2,888,771

Interest Rate Swap Options,
Receive a fixed rate of 1.25% and pay a floating rate based on 3 Month LIBOR, expiring 08/19/15	Citigroup Global Markets	120,300	730,236
Receive a fixed rate of 1.35% and pay a floating rate based on 3 Month LIBOR, expiring 08/24/15	JPMorgan Chase	970,300	857,251
Receive a fixed rate of 1.50% and pay a floating rate based on 3 Month LIBOR, expiring 04/28/16	Citigroup Global Markets	204,360	1,225,443
Receive a fixed rate of 1.55% and pay a floating rate based on 3 Month LIBOR, expiring 11/09/15	Citigroup Global Markets	393,700	2,976,487
Receive a fixed rate of 1.70% and pay a floating rate based on 3 Month LIBOR, expiring 02/23/16	Citigroup Global Markets	35,000	334,978
Receive a fixed rate of 1.76% and pay a floating rate based on 3 Month LIBOR, expiring 02/23/16	Citigroup Global Markets	338,550	3,593,487
Receive a fixed rate of 1.80% and pay a floating rate based on 3 Month LIBOR, expiring 01/04/16	JPMorgan Chase	351,200	2,962,155

			17,749,714

Put Options
90 Day Euro Dollar, expiring 12/14/15, Strike Price $98.75		73,750	1,844
90 Day Euro Dollar, expiring 12/14/15, Strike Price $98.88		73,750	1,844
90 Day Euro Dollar, expiring 12/14/15, Strike Price $99.13		2,080,500	104,025
90 Day Euro Dollar, expiring 12/14/15, Strike Price $99.38		2,006,750	852,868

			960,581

TOTAL OPTIONS PURCHASED (cost $16,862,629)			18,710,295

TOTAL SHORT-TERM INVESTMENTS (cost $815,189,567)			815,382,770

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 105.4% (cost $11,542,102,722)(n)			11,454,072,792

OPTIONS WRITTEN*(m)
Call Options
10 Year U.S. Treasury Notes, expiring 08/21/15, Strike Price $128.00		217,000	(881,562)
Interest Rate Swap Options,
Pay a fixed rate of 1.20% and receive a floating rate based on 3 Month LIBOR, expiring 08/24/15	JPMorgan Chase	1,940,600	(524,903)
Pay a fixed rate of 1.40% and receive a floating rate based on 3 Month LIBOR, expiring 01/04/16	JPMorgan Chase	702,400	(1,791,273)

			(3,197,738)

Put Options
90 Day Euro Dollar, expiring 12/14/15, Strike Price $99.00		295,000	(7,375)
90 Day Euro Dollar, expiring 12/14/15, Strike Price $99.25		3,939,750	(590,962)

			(598,337)

TOTAL OPTIONS WRITTEN (premiums received $3,829,991)			(3,796,075)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 105.4% (cost $11,538,272,731)			11,450,276,717
Liabilities in excess of other assets(o) — (5.4)%			(583,842,335)

NET ASSETS — 100.0%			$10,866,434,382

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ABS	Asset-Backed Security
AID	Agency for International Development
ARM	Adjustable Rate Mortgage
BABs	Build America Bonds
BBSW	Australian Bank Bill Swap Reference Rate
bps	Basis Points
CDO	Collateralized Debt Obligation
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CLOIS	Chile Overnight Index Swap
CMBS	Collateralized Mortgage-Backed Security
COLIBOR	Colombia Interbank Offered Rate
EMTN	Euro Medium Term Note
EONIA	Euro Overnight Index Average
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
GMTN	Global Medium Term Note
GO	General Obligation
IO	Interest Only
JIBAR	Johannesburg Interbank Agreed Rate
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
OIS	Overnight Index Swap
PIK	Payment-in-Kind
REMICS	Real Estate Mortgage Investment Conduit Security
SONIA	Sterling Overnight Index Average
STIBOR	Stockholm Interbank Offered Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
TIPS	Treasury Inflation-Protected Securities
UKRPI	United Kingdom Retail Prices Index
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
INR	Indian Rupee
ITL	Italian Lira
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
ZAR	South African Rand

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2015.
(b)	Indicates a security that has been deemed illiquid.
(c)	Less than $500 par.
(d)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $519,628,468; cash collateral of $529,984,472 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(e)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(f)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security.
(g)	Indicates a restricted security; the aggregate original cost of the restricted securities is $169,010,343. The aggregate value, $161,724,538, is approximately 1.5% of net assets.
(h)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(i)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(j)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar principal amount of $82,000,000 is approximately .75% of net assets.
(k)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.
(l)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(m)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of July 31, 2015.
(n)	The United States federal income tax basis of investments and net unrealized depreciation were as follows:

Tax Basis	$11,573,884,787

Appreciation	86,335,940
Depreciation	(206,147,935)

Net Unrealized Depreciation	$(119,811,995)

The book basis may differ from tax basis due to certain tax-related adjustments.

(o)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at July 31, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at July 31, 2015	Unrealized Appreciation (Depreciation)(1)
	Long Positions:
27,598	5 Year U.S. Treasury Notes	Sep. 2015	$3,291,203,945	$3,307,447,812	$16,243,867
20,058	10 Year U.S. Treasury Notes	Sep. 2015	2,522,939,949	2,556,141,375	33,201,426
4,038	U.S. Ultra Bonds	Sep. 2015	631,484,471	644,187,187	12,702,716

					62,148,009

	Short Positions:
652	30 Day U.S. Federal Funds	Jan. 2016	270,886,253	270,710,322	175,931
80	30 Day U.S. Federal Funds	Aug. 2015	33,290,866	33,290,996	(130)
86	30 Day U.S. Federal Funds	Oct. 2015	35,768,617	35,755,569	13,048
16,192	2 Year U.S. Treasury Notes	Sep. 2015	3,542,122,808	3,547,060,000	(4,937,192)

					(4,748,343)

					$57,399,666

U.S. Treasury Obligations and U.S. Government Agency Obligations with a combined market value of $53,065,084 and cash of $11,370,000 have been segregated with JPMorgan Chase to cover requirements for open futures contracts at July 31, 2015.

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of July 31, 2015.

Forward foreign currency exchange contracts outstanding at July 31, 2015:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
Australian Dollar, Expiring 10/16/15	JPMorgan Chase	AUD	10,213	$7,515,100	$7,433,439	$(81,661)
Expiring 10/16/15	JPMorgan Chase	AUD	14,322	10,644,600	10,424,205	(220,395)
British Pound, Expiring 10/28/15	Citigroup Global Markets	GBP	10,603	16,457,102	16,547,555	90,453
Chinese Renminbi, Expiring 10/16/15	JPMorgan Chase	CNH	152,469	24,272,672	24,422,432	149,760
Czech Koruna, Expiring 10/23/15	Citigroup Global Markets	CZK	872,961	35,143,401	35,445,690	302,289
Euro, Expiring 10/28/15	Bank of America	EUR	628	682,222	690,072	7,850
Hong Kong Dollar, Expiring 09/11/15	BNP Paribas	HKD	468,800	60,460,084	60,469,848	9,764
Expiring 09/11/15	BNP Paribas	HKD	923,605	119,115,389	119,134,626	19,237
Expiring 09/11/15	Citigroup Global Markets	HKD	468,800	60,463,359	60,469,848	6,489
Expiring 09/11/15	UBS AG	HKD	937,599	120,915,801	120,939,695	23,894
Hungarian Forint, Expiring 10/22/15	JPMorgan Chase	HUF	5,599,975	19,620,464	19,995,516	375,052
Indian Rupee, Expiring 10/09/15	UBS AG	INR	442,083	6,868,587	6,800,902	(67,685)
Mexican Peso, Expiring 10/22/15	Citigroup Global Markets	MXN	262,659	16,234,600	16,195,408	(39,192)
Expiring 10/22/15	UBS AG	MXN	371,647	23,089,075	22,915,559	(173,516)
New Zealand Dollar, Expiring 10/16/15	Goldman Sachs & Co.	NZD	16,524	10,774,100	10,839,921	65,821
Philippine Peso, Expiring 08/11/15	Citigroup Global Markets	PHP	787,142	17,574,052	17,199,496	(374,556)
Polish Zloty, Expiring 10/23/15	Bank of America	PLN	81,943	21,580,890	21,669,849	88,959
Swedish Krona, Expiring 10/23/15	Deutsche Bank AG	SEK	83,647	9,719,376	9,713,344	(6,032)

				$581,130,874	$581,307,405	$176,531

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
Australian Dollar, Expiring 10/16/15	Citigroup Global Markets	AUD	25,812	$19,150,901	$18,787,675	$363,226
Expiring 10/16/15	JPMorgan Chase	AUD	10,255	7,523,900	7,464,002	59,898
Expiring 10/16/15	UBS AG	AUD	14,913	10,791,900	10,854,742	(62,842)
British Pound, Expiring 10/28/15	JPMorgan Chase	GBP	6,513	10,124,064	10,165,497	(41,433)

Canadian Dollar, Expiring 10/16/15	BNP Paribas	CAD	9,845	7,576,100	7,523,762	52,338
Expiring 10/16/15	JPMorgan Chase	CAD	16,973	13,291,416	12,971,183	320,233
Expiring 10/16/15	JPMorgan Chase	CAD	9,729	7,515,100	7,435,022	80,078
Chinese Renminbi, Expiring 10/16/15	Citigroup Global Markets	CNH	87,871	14,029,500	14,075,154	(45,654)
Colombian Peso, Expiring 10/22/15	BNP Paribas	COP	68,600,000	26,620,101	23,679,485	2,940,616
Czech Koruna, Expiring 10/23/15	Barclays Capital Group	CZK	266,945	10,735,800	10,839,043	(103,243)
Euro, Expiring 10/13/15	Bank of America	EUR	3,500	4,191,051	3,848,012	343,039
Expiring 10/13/15	Deutsche Bank AG	EUR	16,018	18,652,615	17,610,843	1,041,772
Expiring 10/28/15	Citigroup Global Markets	EUR	7,401	8,079,592	8,138,888	(59,296)
Expiring 10/28/15	Citigroup Global Markets	EUR	5,977	6,617,692	6,573,044	44,648
Expiring 10/28/15	JPMorgan Chase	EUR	117,336	128,017,255	129,035,730	(1,018,475)
Expiring 10/28/15	JPMorgan Chase	EUR	30,349	33,357,787	33,375,755	(17,968)
Hong Kong Dollar, Expiring 09/09/15	Deutsche Bank AG	HKD	3,063	395,072	395,141	(69)
Japanese Yen, Expiring 10/28/15	Credit Suisse First Boston Corp.	JPY	15,204,340	122,906,259	122,836,486	69,773
Expiring 02/01/16	Goldman Sachs & Co.	JPY	100,000	841,184	809,757	31,427
Mexican Peso, Expiring 10/22/15	Goldman Sachs & Co.	MXN	87,025	5,382,000	5,365,912	16,088
Expiring 10/22/15	Goldman Sachs & Co.	MXN	86,700	5,382,000	5,345,868	36,132
Expiring 10/22/15	Goldman Sachs & Co.	MXN	52,028	3,232,200	3,208,005	24,195
Expiring 10/22/15	JPMorgan Chase	MXN	120,104	7,523,900	7,405,566	118,334
New Zealand Dollar, Expiring 10/16/15	Bank of America	NZD	11,621	7,515,100	7,623,210	(108,110)
Expiring 10/16/15	JPMorgan Chase	NZD	26,448	17,614,826	17,350,250	264,576
Expiring 10/16/15	UBS AG	NZD	16,303	10,677,300	10,695,060	(17,760)
Norwegian Krone, Expiring 10/23/15	Barclays Capital Group	NOK	87,150	10,677,300	10,648,882	28,418
Philippine Peso, Expiring 08/11/15	UBS AG	PHP	333,028	7,320,900	7,276,846	44,054
Singapore Dollar, Expiring 10/26/15	Deutsche Bank AG	SGD	17,857	12,950,300	12,983,870	(33,570)
Expiring 10/26/15	Deutsche Bank AG	SGD	7,378	5,382,000	5,364,566	17,434
Expiring 10/26/15	JPMorgan Chase	SGD	19,673	14,381,431	14,304,427	77,004
South African Rand, Expiring 10/23/15	Citigroup Global Markets	ZAR	535,718	42,608,101	41,713,679	894,422
Swiss Franc, Expiring 10/28/15	JPMorgan Chase	CHF	113,982	118,946,784	118,336,127	610,657
Turkish Lira, Expiring 10/26/15	Deutsche Bank AG	TRY	123,264	44,275,775	43,385,014	890,761

				$764,287,206	$757,426,503	6,860,703

						$7,037,234

Cross currency exchange contracts outstanding at July 31, 2015:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation (Depreciation)(1)	Counterparty
10/16/15	Buy	GBP	4,794	CAD	9,474	$242,265	Citigroup Global Markets
10/22/15	Buy	EUR	3,895	MXN	70,929	(90,367)	JPMorgan Chase
10/22/15	Buy	HUF	1,527,839	EUR	4,935	28,831	UBS AG
10/22/15	Buy	HUF	2,142,485	EUR	6,936	23,647	Deutsche Bank AG
10/22/15	Buy	HUF	2,438,430	EUR	7,923	(5,053)	Deutsche Bank AG
10/23/15	Buy	EUR	9,874	CZK	267,675	(11,247)	JPMorgan Chase
10/23/15	Buy	EUR	9,873	SEK	92,264	142,281	Deutsche Bank AG
10/23/15	Buy	EUR	4,970	CZK	134,655	(2,420)	JPMorgan Chase
10/23/15	Buy	EUR	9,909	SEK	92,779	122,393	Citigroup Global Markets
10/23/15	Buy	EUR	4,931	SEK	46,252	51,156	Barclays Capital Group
10/23/15	Buy	EUR	9,791	NOK	88,283	(20,687)	Barclays Capital Group
10/23/15	Buy	EUR	4,903	SEK	46,265	19,376	Barclays Capital Group
10/23/15	Buy	PLN	40,746	EUR	9,878	(87,247)	Deutsche Bank AG
10/23/15	Buy	PLN	20,338	EUR	4,935	(47,725)	Barclays Capital Group
10/23/15	Buy	PLN	20,382	EUR	4,931	(32,007)	Barclays Capital Group
10/28/15	Buy	EUR	19,620	GBP	13,903	(122,557)	Goldman Sachs & Co.
10/28/15	Buy	GBP	6,938	EUR	9,787	65,654	UBS AG

						$276,293

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of July 31, 2015.

Interest rate swap agreements outstanding at July 31, 2015:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
AUD	2,500	12/19/32	4.423%	6 Month BBSW(2)	$246,571	$—	$246,571	Barclays Capital Group
AUD	3,190	12/20/32	4.420%	6 Month BBSW(2)	312,996	—	312,996	Citigroup Global Markets
CLP	4,715,000	02/25/20	3.910%	1 Day CLOIS(2)	29,489	—	29,489	JPMorgan Chase
COP	1,370,000	02/13/20	5.050%	1 Day COLIBOR OIS(2)	(4,174)	—	(4,174)	Deutsche Bank AG
COP	6,405,000	04/17/20	5.050%	1 Day COLIBOR OIS(2)	(26,693)	—	(26,693)	Deutsche Bank AG
COP	12,060,000	04/10/25	6.020%	1 Day COLIBOR OIS(2)	(116,690)	—	(116,690)	JPMorgan Chase
GBP	435	05/27/45	3.493%	UKRPI(2)	7,007	—	7,007	JPMorgan Chase
MXN	208,000	06/20/18	6.020%	28 Day Mexican Interbank Rate(2)	496,014	—	496,014	Credit Suisse First Boston Corp.

MXN	163,300	11/09/18	5.410%	28 Day Mexican Interbank Rate(2)	200,989	—	200,989	Deutsche Bank AG
ZAR	20,000	09/03/33	8.970%	3 Month JIBAR(2)	57,921	—	57,921	Hong Kong & Shanghai Bank

					$1,203,430	$—	$1,203,430

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2015	Unrealized Appreciation (Depreciation)(3)
Exchange-traded swap agreements:
AUD	6,100	03/07/29	4.743%	6 Month BBSW(2)	$(136,133)	$711,502	$847,635
AUD	6,400	02/09/30	3.040%	6 Month BBSW(2)	27,146	(167,628)	(194,774)
CAD	152,750	01/09/20	1.710%	3 Month Canadian Banker’s Acceptance(1)	(690,798)	(3,105,594)	(2,414,796)
EUR	38,000	08/04/16	0.078%	1 Day EONIA(1)	23,289	(142,057)	(165,346)
EUR	24,600	08/01/19	0.346%	1 Day EONIA(1)	73,433	(452,500)	(525,933)
EUR	41,500	05/12/25	0.895%	6 Month EURIBOR(2)	24,802	(335,409)	(360,211)
GBP	3,000	06/07/21	1.620%	1 Day SONIA(1)	(581)	(47,473)	(46,892)
GBP	21,800	11/03/24	1.960%	1 Day SONIA(1)	(1,132,684)	(1,163,679)	(30,995)
GBP	17,250	01/08/25	1.330%	1 Day SONIA(1)	76,948	745,127	668,179
MXN	135,000	12/02/15	5.080%	28 Day Mexican Interbank Rate(2)	(25,194)	47,638	72,832
MXN	931,200	02/09/18	4.630%	28 Day Mexican Interbank Rate(2)	(25,955)	153,240	179,195
MXN	185,000	04/18/19	5.480%	28 Day Mexican Interbank Rate(2)	(65,081)	200,285	265,366
MXN	159,300	08/20/19	5.110%	28 Day Mexican Interbank Rate(2)	(47,861)	4,621	52,482
MXN	295,100	02/06/20	5.310%	28 Day Mexican Interbank Rate(2)	(12,757)	47,705	60,462
MXN	108,800	05/25/22	6.370%	28 Day Mexican Interbank Rate(2)	(74,816)	216,789	291,605
MXN	175,900	08/13/24	6.120%	28 Day Mexican Interbank Rate(2)	(56,957)	(30,673)	26,284
MXN	250,000	12/24/24	6.010%	28 Day Mexican Interbank Rate(2)	(20,588)	(226,666)	(206,078)
MXN	311,700	12/27/24	5.795%	28 Day Mexican Interbank Rate(2)	139,037	(606,391)	(745,428)
MXN	46,600	07/27/34	6.720%	28 Day Mexican Interbank Rate(2)	312	(63,544)	(63,856)
SEK	931,500	07/28/20	0.521%	3 Month STIBOR(2)	(9,568)	(83,562)	(73,994)
	891,500	09/17/15	0.181%	1 Day USOIS LIBOR(2)	373	29,405	29,032
	769,200	09/17/15	0.185%	1 Day USOIS LIBOR(2)	342	29,376	29,034
	1,088,800	10/28/15	0.278%	1 Day USOIS LIBOR(1)	423	(104,411)	(104,834)
	940,100	10/28/15	0.282%	1 Day USOIS LIBOR(1)	385	(94,968)	(95,353)
	400,000	10/28/15	0.178%	1 Day USOIS LIBOR(1)	510	14,274	13,764
	100,000	01/27/16	0.287%	1 Day USOIS LIBOR(1)	375	6,094	5,719
	119,350	02/28/19	1.806%	3 Month LIBOR(1)	250,309	(1,834,077)	(2,084,386)
	53,100	02/28/19	1.625%	3 Month LIBOR(1)	389	(478,280)	(478,669)
	28,700	11/06/19	1.753%	3 Month LIBOR(1)	279	(261,767)	(262,046)
	39,700	12/02/19	1.639%	3 Month LIBOR(1)	(9,301)	(159,700)	(150,399)
	89,000	03/11/20	1.824%	3 Month LIBOR(1)	511	(874,199)	(874,710)
	2,020,250	12/31/21	1.787%	3 Month LIBOR(1)	(814,700)	15,467,976	16,282,676
	241,630	12/31/21	1.850%	3 Month LIBOR(1)	1,455	908,321	906,866
	953,800	05/31/22	2.237%	3 Month LIBOR(1)	(992,535)	(13,252,356)	(12,259,821)
ZAR	85,100	11/14/23	8.190%	3 Month JIBAR(2)	(60,492)	18,487	78,979
ZAR	140,000	01/08/25	7.540%	3 Month JIBAR(2)	13,302	(495,655)	(508,957)

ZAR	25,100	01/12/25	7.430%	3 Month JIBAR(2)	3,883	(103,284)	(107,167)
ZAR	152,500	01/13/25	7.440%	3 Month JIBAR(2)	22,862	(619,593)	(642,455)
ZAR	60,700	01/13/25	7.430%	3 Month JIBAR(2)	9,453	(249,758)	(259,211)

					$(3,506,183)	$(6,352,384)	$(2,846,201)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of July 31, 2015.

Credit default swap agreements outstanding at July 31, 2015:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at July 31, 2015(5)	Fair Value(6)	Upfront Premiums Paid (Received)	Unrealized (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate issues—Buy Protection(1)
American International Group, Inc.	03/20/18	3.700%	1,300	0.282%	$(122,295)	$—	$(122,295)	Deutsche Bank AG
R.R. Donnelley & Sons Co.	09/20/16	1.000%	1,800	0.255%	(17,519)	92,285	(109,804)	JPMorgan Chase

					$(139,814)	$92,285	$(232,099)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Value at Trade Date	Value at July 31, 2015(3)	Unrealized Appreciation(6)
Exchange-traded credit default swaps on credit indices—Buy Protection(1)
CDX.NA.IG.24.V1	06/20/20	1.000%	203,750	$(2,941,817)	$(2,781,753)	$160,064

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value(3)(6)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on credit indices—Sell Protection(2)
CDX.NA.HY.17.V9	12/20/16	5.000%	29,900	$1,688,498	$1,366,264	$322,234	Deutsche Bank AG
CDX.NA.HY.17.V9	12/20/16	5.000%	42,550	2,402,862	1,837,924	564,938	Deutsche Bank AG
CDX.NA.HY.17.V9	12/20/16	5.000%	15,640	883,214	656,011	227,203	Credit Suisse First Boston Corp.
CDX.NA.HY.17.V9	12/20/16	5.000%	26,910	1,519,648	1,179,181	340,467	Deutsche Bank AG
CDX.NA.HY.18.V6	06/20/17	5.000%	13,300	924,421	(1,054,764)	1,979,185	Bank of America
CMBX.NA.6.AA	05/11/63	1.500%	18,000	34,348	(25,500)	59,848	Goldman Sachs & Co.
CMBX.NA.6.AA	05/11/63	1.500%	18,000	34,348	(11,250)	45,598	Goldman Sachs & Co.
CMBX.NA.6.AA	05/11/63	1.500%	27,000	51,521	315,790	(264,269)	Deutsche Bank AG
CMBX.NA.8.AAA	10/17/57	0.500%	5,000	(209,379)	(229,073)	19,694	Deutsche Bank AG
CMBX.NA.8.AAA	10/17/57	0.500%	22,000	(921,266)	(1,015,329)	94,063	Goldman Sachs & Co.
CMBX.NA.8.AAA	10/17/57	0.500%	7,000	(293,130)	(296,964)	3,834	UBS AG
CMBX.NA.8.AAA	10/17/57	0.500%	13,000	(544,384)	(551,708)	7,324	Citigroup Global Markets
CMBX.NA.8.AAA	10/17/57	0.500%	13,000	(544,384)	(544,980)	596	Citigroup Global Markets
CMBX.NA.8.AAA	10/17/57	0.500%	25,000	(1,046,893)	(1,045,974)	(919)	Goldman Sachs & Co.
CMBX.NA.8.AAA	10/17/57	0.500%	15,000	(628,136)	(562,880)	(65,256)	Credit Suisse First Boston Corp.
CMBX.NA.8.AAA	10/17/57	0.500%	25,000	(1,046,893)	(909,382)	(137,511)	Deutsche Bank AG
CMBX.NA.8.AAA	10/17/57	0.500%	50,000	(2,093,785)	(1,778,531)	(315,254)	Goldman Sachs & Co.
CMBX.NA.8.AAA	10/17/57	0.500%	50,000	(2,093,785)	(1,778,531)	(315,254)	Goldman Sachs & Co.

				$(1,883,175)	$(4,449,696)	$2,566,521

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Value at Trade Date	Value at July 31, 2015(3)	Unrealized (Depreciation)(6)
Exchange-traded credit default swaps on credit indices—Sell Protection(2)
CDX.NA.HY.18.V6	06/20/17	5.000%	85,500	$7,861,831	$5,404,288	$(2,457,543)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at July 31, 2015(5)	Fair Value(6)	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
Over-the-counter credit default swaps on sovereign issues—Sell Protection(2)
Kingdom of Belgium	12/20/24	1.000%	5,000	0.701%	$131,761	$8,073	$123,688	JPMorgan Chase
People’s Republic of China	03/20/22	1.000%	20,000	1.236%	(264,152)	(315,815)	51,663	Deutsche Bank AG

					$(132,391)	$(307,742)	$175,351

Sovereign Bonds and U.S. Treasury Obligations with a combined market value of $112,649,959 and cash of $3,710,001 have been segregated with Citigroup Global Markets to cover requirements for open exchange-traded interest rate and credit default swap contracts at July 31, 2015.

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of the emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of July 31, 2015.

Currency swap agreements outstanding at July 31, 2015:

Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value(1)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
196	3 Month LIBOR	EUR	150	3 Month EURIBOR minus 31.70 bps	Barclays Capital Group	12/14/15	$31,109	$—	$31,109
396	3 Month LIBOR	EUR	300	3 Month EURIBOR minus 28.25 bps	Barclays Capital Group	01/04/16	66,524	—	66,524
1,205	3 Month LIBOR	JPY	120,000	3 Month JPY LIBOR minus 54.00 bps	Barclays Capital Group	10/12/16	238,113	—	238,113

	4,243	3 Month LIBOR	EUR	3,600	3 Month EURIBOR minus 21.25 bps	Citigroup Global Markets	01/16/17	294,089	—	294,089
	508	3 Month LIBOR	EUR	400	3 Month EURIBOR minus 31.25 bps	Citigroup Global Markets	11/15/15	68,765	—	68,765
	2,329	3 Month LIBOR plus 412 bps	EUR	1,920	4.500%	Citigroup Global Markets	11/30/15	173,785	(21,885)	195,670
	1,395	3 Month LIBOR	EUR	1,060	3 Month EURIBOR minus 30.00 bps	Citigroup Global Markets	12/18/15	231,401	—	231,401
	3,758	3 Month LIBOR	EUR	3,240	3 Month EURIBOR minus 24.50 bps	Citigroup Global Markets	01/16/17	202,004	—	202,004
	2,247	3 Month LIBOR plus 432 bps	JPY	175,000	3.450%	Citigroup Global Markets	03/24/17	893,714	10,901	882,813
	1,969	3 Month LIBOR plus 208 bps	EUR	1,610	4.250%	Citigroup Global Markets	07/14/17	124,091	(182,593)	306,684
	3,030	3 Month LIBOR plus 220 bps	EUR	2,485	4.250%	Citigroup Global Markets	07/14/17	189,788	(258,836)	448,624
	16,667	3 Month LIBOR	JPY	1,700,000	3 Month JPY LIBOR minus 31.25 bps	Deutsche Bank AG	05/14/17	2,928,913	—	2,928,913
	5,141	3 Month LIBOR	EUR	4,470	3 Month EURIBOR minus 25 bps	Goldman Sachs & Co.	01/20/17	230,828	—	230,828
TRY	30,333	8.68%		14,786	3 Month LIBOR	Hong Kong & Shanghai Bank	09/05/15	(3,019,365)	—	(3,019,365)
TRY	82,730	8.69%		39,812	3 Month LIBOR	Hong Kong & Shanghai Bank	09/09/15	(7,747,218)	—	(7,747,218)
	275	3 Month LIBOR	EUR	210	3 Month EURIBOR minus 30.50 bps	Hong Kong & Shanghai Bank	12/17/15	44,452	—	44,452
	3,326	3 Month LIBOR	CHF	3,200	3 Month LIBOR minus 39.5 bps	Hong Kong & Shanghai Bank	04/09/16	16,345	—	16,345
	8,398	3 Month LIBOR	JPY	1,000,000	3 Month JPY LIBOR minus 43.25 bps	Hong Kong & Shanghai Bank	02/10/17	325,762	—	325,762
	1,993	3 Month LIBOR	EUR	1,550	3 Month EURIBOR minus 31.75 bps	Hong Kong & Shanghai Bank	09/28/17	295,257	—	295,257
	1,150	3 Month LIBOR	EUR	1,000	3 Month EURIBOR minus 25 bps	JPMorgan Chase	01/20/17	51,650	—	51,650
	25,520	3 Month LIBOR	EUR	20,000	3 Month EURIBOR minus 10.87 bps	JPMorgan Chase	10/31/15	3,531,713	—	3,531,713
	1,164	3 Month LIBOR plus 398 bps	EUR	950	4.500%	JPMorgan Chase	11/30/15	97,839	(20,152)	117,991
JPY	1,130,000	3 Month JPY LIBOR minus 43.35 bps		9,593	3 Month LIBOR	JPMorgan Chase	11/26/16	(470,879)	—	(470,879)
JPY	4,520,000	3 Month JPY LIBOR minus 42.10 bps		38,289	3 Month LIBOR	JPMorgan Chase	11/28/16	(1,797,623)	—	(1,797,623)
	109,730	3 Month LIBOR	EUR	95,500	3 Month EURIBOR minus 26.95 bps	JPMorgan Chase	02/17/17	4,434,603	—	4,434,603
	1,351	1 Month LIBOR plus 88 bps	MXN	20,000	28 Day Mexican Interbank Rate	JPMorgan Chase	03/08/17	113,154	—	113,154
	1,700	3 Month LIBOR	JPY	200,000	3 Month JPY LIBOR minus 46.75 bps	JPMorgan Chase	05/03/17	85,373	—	85,373
	4,138	3 Month LIBOR plus 54.25 bps	JPY	500,000	0.155%	JPMorgan Chase	10/26/17	103,349	—	103,349
	9,593	3 Month LIBOR	JPY	1,130,000	3 Month JPY LIBOR minus 69.88 bps	JPMorgan Chase	11/26/24	462,754	—	462,754
	38,289	3 Month LIBOR	JPY	4,520,000	3 Month JPY LIBOR minus 67.32 bps	JPMorgan Chase	11/28/24	1,680,444	—	1,680,444

								$3,880,734	$(472,565)	$4,353,299

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of July 31, 2015.

Total return swap agreements outstanding at July 31, 2015:

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value(1)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit Suisse First Boston Corp.	01/12/2045	(54,161)	Pay fixed payments on the IFN Index and receive variable payments based on the 1 Month LIBOR	$1,111,258	$(6,126)	$1,117,384
Credit Suisse First Boston Corp.	01/12/2041	76,427	Received fixed payments on the IFN Index and pay variable payments based on the 1 Month LIBOR	(1,189,525)	(207,959)	(981,566)

				$(78,267)	$(214,085)	$135,818

(1)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of July 31, 2015.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Debt Obligations	$—	$3,908,249	$—
Collateralized Loan Obligations	—	1,559,846,093	24,895,500
Non-Residential Mortgage-Backed Securities	—	169,341,754	80,704,002
Residential Mortgage-Backed Securities	—	1,069,440,105	66,754,986
Bank Loans	—	258,669,520	163,715
Commercial Mortgage-Backed Securities	—	816,503,510	25,541,130
Corporate Bonds	—	5,184,763,192	1,663,990
Covered Bond	—	1,972,162	—
Foreign Agencies	—	293,220,592	—
Municipal Bonds	—	147,105,044	—
Sovereign Bonds	—	596,684,628	—
U.S. Government Agency Obligations	—	183,070,156	—
U.S. Treasury Obligations	—	153,881,353	—
Preferred Stock	560,341	—	—
Affiliated Mutual Funds	796,071,287	—	—
Certificate of Deposit	—	601,188	—
Options Purchased	2,384,644	16,325,651	—
Options Written	(1,479,899)	(2,316,176)	—
Other Financial Instruments*
Futures Contracts	57,399,666	—	—
Forward Foreign Currency Exchange Contracts	—	7,037,234	—
Cross Currency Exchange Contracts	—	276,293	—
Over-the-counter interest rate swaps	—	1,203,430	—
Exchange-traded interest rate swaps	—	(2,846,201)	—
Exchange-traded credit default swaps	—	(2,297,479)	—
Over-the-counter credit default swaps	—	(2,155,380)	—
Currency Swap Agreements	—	3,880,734	—
Total Return Swap Agreements	—	(78,267)	—

Total	$854,936,039	$10,458,037,385	$199,723,323

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Collateralized Loan Obligations	Non-Residential Mortgage-Backed Securities	Residential Mortgage- Backed Securities	Bank Loans	Commercial Mortgage- Backed Securities	Corporate Bonds
Balance as of 10/31/14	$100,257,910	$—	$29,611,024	$6,693,194	$—	$16,065,898
Realized gain (loss)	—	—	—	(6,812)	—	—
Change in unrealized appreciation (depreciation)**	(11,600)	(296,148)	(50,081)	(278,374)	(314,552)	(26,219)
Purchases	24,907,100	81,000,150	68,874,337	—	25,854,338	—
Sales	—	—	(2,119,979)	(5,146,683)	—	(19,202)
Accrued discount/premium	—	—	50,709	—	1,344	—
Transfers into Level 3	—	—	—	163,427	—	1,709,411
Transfers out of Level 3	(100,257,910)	—	(29,611,024)	(1,261,037)	—	(16,065,898)

Balance as of 07/31/15	$24,895,500	$80,704,002	$66,754,986	$163,715	$25,541,130	$1,663,990

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.
**	Of which, $(696,962) was relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of July 31, 2015	Valuation Methodology	Unobservable Inputs
Bank Loans	$163,715	Market Approach	Single Broker Indicative Quote
Collateralized Loan Obligations	24,895,500	Market Approach	Single Broker Indicative Quote
Commercial Mortgage-Backed Securities	25,541,130	Market Approach	Single Broker Indicative Quote
Corporate Bonds	1,663,990	Market Approach	Single Broker Indicative Quote
Non-Residential Mortgage-Backed Securities	80,704,002	Market Approach	Single Broker Indicative Quote
Residential Mortgage-Backed Securities	66,754,986	Market Approach	Single Broker Indicative Quote

	$199,723,323

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Bank Loans	$1,261,037	L3 to L2	Single Broker Quote to Average of Broker Quotes
Collateralized Loan Obligations	100,257,910	L3 to L2	Single Broker Quote to Evaluated Bid
Residential Mortgage-Backed Securities	29,611,024	L3 to L2	Single Broker Quote to Evaluated Bid
Corporate Bonds	16,065,898	L3 to L2	Single Broker Quote to Evaluated Bid
Bank Loans	163,427	L2 to L3	Average of Broker Quotes to Single Broker Indicative Quote
Corporate Bonds	1,709,411	L2 to L3	Evaluated Bid to Single Broker Indicative Quote

Notes to Schedules of Investments (Unaudited)

Securities Valuation: Each Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following each Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory Notes (P-Notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Subject to guidelines adopted by the Board, each Fund may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Certain Funds invest in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission, and in the Prudential Core Taxable Money Market Fund, each a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios, Inc. 17

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date September 17, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date September 17, 2015

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date September 17, 2015

*	Print the name and title of each signing officer under his or her signature.